                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-06418
                                                      ---------

                       LORD ABBETT MUNICIPAL INCOME TRUST
                       ----------------------------------

               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/2006
                          ---------

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ITEM 1:   REPORT TO SHAREHOLDERS.

LORD ABBETT

2006
SEMIANNUAL
  REPORT

LORD ABBETT
   MUNICIPAL INCOME FUND
   MUNICIPAL INCOME TRUST
         NATIONAL TAX-FREE FUND
         CALIFORNIA TAX-FREE FUND
         CONNECTICUT TAX-FREE FUND
         HAWAII TAX-FREE FUND
         MINNESOTA TAX-FREE FUND
         MISSOURI TAX-FREE FUND
         NEW JERSEY TAX-FREE FUND
         NEW YORK TAX-FREE FUND
         TEXAS TAX-FREE FUND
         WASHINGTON TAX-FREE FUND
         INSURED INTERMEDIATE TAX-FREE FUND
         FLORIDA TAX-FREE TRUST
         GEORGIA TAX-FREE TRUST
         HIGH YIELD MUNICIPAL BOND FUND
         MICHIGAN TAX-FREE TRUST
         PENNSYLVANIA TAX-FREE TRUST

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006

--------------------------------------------------------------------------------
LORD ABBETT MUNICIPAL INCOME FUND AND
LORD ABBETT MUNICIPAL INCOME TRUST
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the strategies and performance of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for the six-month period ended March 31, 2006. On this and the following pages, we discuss the major factors that influenced performance.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A: Interest rates finished at higher levels than they were at the start of the six-month period. Early on, the rise was concentrated in short-term rates, so that from the middle of February and into early March, the yield curve (a graphic picture of short-term rates versus long-term rates) inverted; that is, short rates were higher than long rates. However, long rates rose sharply in March, causing the yield curve to steepen. Market sentiment turned more bearish toward the end of the six-month period because of strong economic data and a rise in energy prices, which raised questions about future potential inflation, as well as when the Federal Reserve Board (the Fed) might stop raising short-term interest rates.

     While the Fed saw a shift in leadership when Alan Greenspan retired as chairman and was replaced by Ben Bernanke on February 1, it nevertheless continued its string of quarter-point rate hikes aimed at reducing monetary accommodation in the financial system. The Fed implemented two quarter-point increases in the federal funds rate during fourth quarter 2005 and two more quarter-point increases in first quarter 2006. The last increase on March 28 raised the fed funds rate to 4.75 percent, which was the fifteenth rate hike since June 2004. (The fed funds rate, set by the Fed, is the interest rate at which banks make overnight loans to other depository institutions that need the funds to meet reserve requirements.)

     New municipal issuance hit a record in 2005, but then supply in first quarter 2006 fell by 29 percent, compared with issuances in first quarter 2005. Tight supplies helped to mitigate the price erosion in the municipal markets. As a result, municipal yields did not rise as much as Treasury rates. As a sign of investors' growing preference for municipals, the ratio of a 10-year municipal to Treasury

                                                                               1
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yield fell to 82.7 percent in March, from 88.9 percent in December 2005. During the six-month period, high-yield municipal bonds generally outperformed higher quality issues.

Q: HOW DID EACH FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MARCH 31, 2006?

A: Each fund (Class A shares) underperformed its benchmark. The National Tax-Free Income Fund and the individual state-specific funds underperformed their long-only benchmark, the Lehman Brothers Municipal Long Current Coupon Bond Index,(1) and, for the most part, underperformed their peer group, as represented by the Lipper Funds Average.(2)

Insured Intermediate Fund (Class A shares) underperformed its benchmark, the Lehman Brothers 3-10 Year Insured Tax Exempt Bond Index,(3) and its peer group.

High Yield Municipal Bond Fund (Class A shares) underperformed its benchmark, the Lehman Brothers Municipal Bond 85-15 High Yield/Investment Grade Index,(4) but outperformed its peer group, as represented by the Lipper Funds Average.

                      MUNICIPAL INCOME PERFORMANCE SUMMARY

                                     CLASS A SHARES                    LEHMAN BROTHERS      LEHMAN BROTHERS
                                      @ NAV 3/31/06  LIPPER FUNDS  MUNICIPAL LONG CURRENT      MUNICIPAL
                                     6-MONTH RETURN   AVERAGE(2)    COUPON BOND(1) INDEX     BOND(6) INDEX
                                     --------------  ------------  -----------------------  ---------------
NATIONAL TAX-FREE INCOME FUND            0.86%           0.91%                1.98%              0.98%
CALIFORNIA TAX-FREE INCOME FUND          0.78%           1.03%                1.98%              0.98%
CONNECTICUT TAX-FREE INCOME FUND         0.76%           0.52%                1.98%              0.98%
HAWAII TAX-FREE INCOME FUND              0.48%           0.73%                1.98%              0.98%
MINNESOTA TAX-FREE INCOME FUND           1.11%           0.85%                1.98%              0.98%
MISSOURI TAX-FREE INCOME FUND            0.69%           0.76%                1.98%              0.98%
NEW JERSEY TAX-FREE INCOME FUND          0.68%           0.90%                1.98%              0.98%
NEW YORK TAX-FREE INCOME FUND            0.56%           0.89%                1.98%              0.98%
TEXAS TAX-FREE INCOME FUND               0.61%           0.88%                1.98%              0.98%
WASHINGTON TAX-FREE INCOME FUND          0.84%           1.02%                1.98%              0.98%
INSURED INTERMEDIATE FUND                0.43%           0.60%                0.47%+             0.98%
FLORIDA TAX-FREE TRUST                   0.67%           1.08%                1.98%              0.98%
GEORGIA TAX-FREE TRUST                   0.80%           0.77%                1.98%              0.98%
HIGH YIELD MUNICIPAL BOND FUND           2.74%           2.48%        4.07%++/2.79%+++           0.98%
MICHIGAN TAX-FREE TRUST                  0.79%           0.72%                1.98%              0.98%
PENNSYLVANIA TAX-FREE TRUST              0.40%           0.89%                1.98%              0.98%

  +  Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index.(3)
 ++ Lehman Brothers Municipal Bond 85-15 High Yield/Investment Grade Index.(4) +++ Lehman Brothers Municipal Bond 50-50 High Yield/Investment Grade Index.(5)
     The Fund intends to replace this benchmark with the Lehman Brothers Municipal Bond 85-15 High Yield/Investment Grade Index.

2
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     The Lipper Funds Average for each fund consists of Municipal Debt Funds for the particular state involved, except for the National Tax-Free Fund, Washington Tax-Free Fund, and Insured Intermediate Tax-Free Fund. In the case of those funds, the applicable Lipper Funds Averages are General Municipal Debt Funds, Other States Municipal Debt Funds, and Insured Municipal Debt Funds, respectively.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

                                                                                                          10 YEARS/
                                                                    1 YEAR              5 YEARS        SINCE INCEPTION
                                                                    ------              -------        ----------------
NATIONAL TAX-FREE INCOME FUND                                        0.43%               4.04%               5.03%
CALIFORNIA TAX-FREE INCOME FUND                                      0.54%               3.81%               4.86%
CONNECTICUT TAX-FREE INCOME FUND                                    -0.05%               4.18%               4.90%
HAWAII TAX-FREE INCOME FUND                                         -0.62%               3.61%               4.48%
MINNESOTA TAX-FREE INCOME FUND                                       0.57%               4.31%               5.18%
MISSOURI TAX-FREE INCOME FUND                                        0.10%               3.99%               4.80%
NEW JERSEY TAX-FREE INCOME FUND                                      0.18%               3.64%               4.70%
NEW YORK TAX-FREE INCOME FUND                                       -0.31%               3.98%               4.99%
TEXAS TAX-FREE INCOME FUND                                          -0.52%               4.12%               4.79%
WASHINGTON TAX-FREE INCOME FUND                                      0.04%               4.00%               5.03%
INSURED INTERMEDIATE FUND*                                          -1.10%                N/A                0.51%
FLORIDA TAX-FREE TRUST                                              -0.28%               3.56%               4.36%
GEORGIA TAX-FREE TRUST                                               0.00%               4.53%               5.80%
HIGH YIELD MUNICIPAL BOND FUND**                                     3.21%                N/A                4.11%
MICHIGAN TAX-FREE TRUST                                             -0.13%               4.15%               5.27%
PENNSYLVANIA TAX-FREE TRUST                                         -0.34%               4.06%               5.06%

*SEC effective date June 30, 2003.
**SEC effective date December 30, 2004.

     Standardized average annual total returns reflect performance at the maximum 3.25 percent sales charge applicable to Class A share investments and include the reinvestment of all distributions as of March 31, 2006.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.lordabbett.com.

     Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. During certain periods, certain expenses of the fund have been reimbursed by Lord Abbett; without such

                                                                               3
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reimbursement of expenses, the fund's returns would have been lower. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Rising yields drove prices lower, detracting from performance overall. Also detracting from performance relative to the funds' benchmarks, with the exception of the High Yield Municipal Bond Fund, were redeemed revenue bonds that were originally issued to finance public-assisted housing.

     Many of the bonds that contributed to performance relative to the funds' benchmarks, with the exception of the High Yield Municipal Bond Fund, were pre-refunded issues. When a bond becomes pre-refunded, it appreciates in value because of higher credit quality and improved marketability.

     For the High Yield Municipal Bond Fund, airline revenue bonds contributed the most to relative performance. These are bonds, issued by state authorities, which provide the funding vehicle for airlines in the municipal market. Tobacco bonds also contributed to relative performance. Liability cases within the court system continued to be settled in favor of the tobacco companies. Auto-related pollution control revenue bonds - bonds issued to finance air quality standards for facilities in the automotive industry - detracted from relative performance. Uncertainty about labor negotiations and future corporate strategies at Ford and General Motors raised the risk premiums for these bonds, causing their prices to fall.

     EACH FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

4
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(1) Lehman Brothers Municipal Long Current Coupon Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3; bonds issued as part of a deal of at least $50 million; with an amount outstanding of at least $5 million; a maturity of 22 years or longer; and have been issued after December 31, 1990.

(2) Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. [Copyright(C)2006 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.] An investor cannot invest directly in an average.

(3) The Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index consists of insured tax-free municipal bonds ranging in maturity from 3-10 years.

(4) The Lehman Brothers Municipal Bond 85-15 High Yield/Investment Grade Index is a total return benchmark designed for municipal portfolios, which contain both investment and non-investment-grade tax-exempt bonds.

(5) The Lehman Brothers Municipal Bond 50-50 High Yield/Investment Grade Index is a total return benchmark designed for municipal portfolios, which contain both investment and non-investment-grade tax-exempt bonds. The index contains an equal weighting of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Non-Investment Grade Index.

(6) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of at least Baa, an outstanding par value of at least $3 million, and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of March 31, 2006; these views and holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see the prospectus.

PERFORMANCE DATA QUOTED ABOVE ARE HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Because of ongoing market volatility, each fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes; also, certain Funds do not yet have effective Rule 12b-1 plans under which distribution and service fees are paid); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 through March 31, 2006).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 10/1/05 - 3/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,008.60   $       4.66
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,020.30   $       4.68

CLASS B
Actual                                                         $   1,000.00   $   1,005.20   $       7.90
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,017.03   $       7.95

CLASS C
Actual                                                         $   1,000.00   $   1,005.30   $       7.90
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,017.03   $       7.95

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.93% for Class A, 1.58% for Class B and 1.58% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                %*
AAA                            52.30%
AA+                             6.92%
Aa1                             0.40%
AA                              6.07%
Aa2                             1.23%
AA-                             4.33%
Aa3                             0.21%
A+                              2.12%
A                               5.40%
A-                              2.24%
A2                              0.98%
A3                              2.59%
BBB+                            5.92%
Baa1                            3.07%
BBB                             4.18%
Baa2                            0.37%
BBB-                            1.10%
Baa3                            0.57%
Short-Term Investments          0.00%**
Total                         100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
*    Represents percent of total investments.
**   Amount is less than 0.01%.

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,007.80   $       4.71
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,020.25   $       4.73

CLASS C
Actual                                                         $   1,000.00   $   1,003.70   $       7.94
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,017.01   $       8.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.94% for Class A and 1.59% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                             83.06%
AA                               1.46%
AA-                              0.36%
Aa3                              0.88%
A+                               1.74%
A1                               2.10%
A                                2.52%
A-                               0.81%
A3                               0.86%
BBB+                             1.22%
BBB                              2.29%
Baa3                             2.42%
Short-Term Investment            0.28%
Total                          100.00%

*    Represents percent of total investments.

CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,007.60   $       2.95
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,022.01   $       2.97

+ Expenses are equal to the Fund's annualized expense ratio of 0.59% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             68.03%
AA+                              1.15%
Aa1                              0.12%
AA                               9.30%
AA-                              0.48%
Aa3                              5.67%
A+                               3.77%
A2                               3.28%
A3                               1.15%
BBB                              5.80%
BBB-                             1.13%
Short-Term Investment            0.12%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,004.80   $       4.00
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,020.96   $       4.03

+ Expenses are equal to the Fund's annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             81.42%
AA                               5.00%
Aa2                              1.37%
A-                               1.96%
BBB+                             7.81%
BBB                              2.44%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,011.10   $       3.41
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,021.56   $       3.43

+ Expenses are equal to the Fund's annualized expense ratio of 0.68% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                             62.15%
AA+                             11.84%
AA                               3.47%
Aa3                              0.59%
A                                0.90%
A2                               3.14%
A-                               6.82%
A3                               7.32%
Baa1                             2.00%
BBB                              0.69%
Baa2                             1.08%
Total                          100.00%

*    Represents percent of total investments.

MISSOURI TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,006.90   $       2.75
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,022.18   $       2.77

+ Expenses are equal to the Fund's annualized expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             68.23%
AA+                              5.87%
AA                              12.26%
AA-                              0.97%
Aa3                              0.95%
A+                               1.25%
A2                               0.70%
A-                               3.35%
A3                               0.95%
BBB+                             2.49%
BBB                              2.98%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,006.80   $       4.40
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,020.55   $       4.43

+ Expenses are equal to the Fund's annualized expense ratio of 0.88% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             73.39%
AA+                              1.54%
Aa1                              2.54%
AA                               4.12%
AA-                              5.11%
A+                               0.82%
A                                2.40%
A2                               3.54%
A-                               0.47%
A3                               0.78%
BBB+                             0.40%
Baa1                             1.55%
BBB                              1.94%
BBB-                             0.57%
Baa3                             0.60%
Short-Term Investment            0.23%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,005.60   $       3.45
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,021.51   $       3.48

CLASS C
Actual                                                         $   1,000.00   $   1,002.20   $       6.69
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,018.24   $       6.74

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.69% for Class A and 1.34% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                             54.70%
AA+                              5.30%
Aa1                              0.74%
AA                               5.08%
Aa2                              0.56%
AA-                             10.19%
A+                               8.97%
A                                2.53%
A-                               0.34%
A3                               2.62%
BBB+                             2.98%
Baa1                             0.54%
BBB                              5.14%
BBB-                             0.31%
Short-Term Investment            0.00%**
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

**   Amount is less than 0.01%.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,006.10   $       4.45
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,020.61   $       4.48

+ Expenses are equal to the Fund's annualized expense ratio of 0.89% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                             62.63%
AA+                              9.90%
Aa1                              8.36%
AA                               1.44%
AA-                              1.34%
A+                               5.08%
A                                2.48%
A3                               0.99%
BBB+                             2.72%
BBB                              4.58%
Baa2                             0.47%
Short-Term Investment            0.01%
Total                          100.00%

*    Represents percent of total investments.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,008.40   $       3.30
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,021.66   $       3.33

+ Expenses are equal to the Fund's annualized expense ratio of 0.66% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             82.57%
Aa1                              2.33%
AA                               3.63%
A3                               4.32%
BBB+                             2.42%
BBB                              3.02%
Baa3                             1.71%
Short-Term Investment            0.00%**
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

**   Amount is less than 0.01%.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,004.30   $       1.25
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,023.68   $       1.26

CLASS B
Actual                                                         $   1,000.00   $     999.50   $       4.99
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,019.95   $       5.04

CLASS C
Actual                                                         $   1,000.00   $     999.50   $       4.99
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,019.95   $       5.04

CLASS P
Actual                                                         $   1,000.00   $   1,003.30   $       2.25
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,022.64   $       2.27

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, and 0.45% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                             99.99%
Short-Term Investments           0.01%
Total                          100.00%

*    Represents percent of total investments.

FLORIDA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,006.70   $       3.90
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,021.05   $       3.93

CLASS C
Actual                                                         $   1,000.00   $   1,003.70   $       7.14
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,017.81   $       7.19

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.78% for Class A and 1.43% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                             78.92%
AA                               2.04%
A+                               7.11%
A1                               0.32%
A                                5.17%
BBB+                             3.11%
BBB                              3.33%
Short-Term Investment            0.00%**
Total                          100.00%

*    Represents percent of total investments.

**   Amount is less than 0.01%.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,008.00   $       1.70
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,023.24   $       1.72

+ Expenses are equal to the Fund's annualized expense ratio of 0.34% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING

MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             67.82%
AA+                              2.10%
AA                               9.82%
AA-                              0.59%
Aa3                              1.34%
A1                               0.98%
A                                0.96%
A2                               0.98%
A-                               2.64%
A3                               2.08%
BBB+                             4.82%
BBB                              4.52%
Baa2                             0.50%
Baa3                             0.40%
Not Rated                        0.45%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

HIGH YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A*
Actual                                                         $   1,000.00   $   1,027.40   $       0.00
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,024.93   $       0.00

CLASS B*
Actual                                                         $   1,000.00   $   1,026.60   $       0.81
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,024.13   $       0.81

CLASS C*
Actual                                                         $   1,000.00   $   1,025.90   $       1.01
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,023.95   $       1.01

CLASS P*
Actual                                                         $   1,000.00   $   1,026.70   $       0.00
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,024.93   $       0.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.00% for Class A, 0.16% for Class B, 0.20% for Class C and 0.00% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

* The annualized expenses of each class have been restated (0.25% for Class A, 0.75% for Class B, 0.75% for Class C, and 0.25% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

                                                                                           HYPOTHETICAL
                                                                                           (5% RETURN
                                                                           ACTUAL        BEFORE EXPENSES)
Class A                                                               $           1.26   $           1.26
Class B                                                               $           3.79   $           3.78
Class C                                                               $           3.79   $           3.78
Class P                                                               $           1.26   $           1.26

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S                    %*
AAA                              2.53%
AA+                              0.20%
Aa1                              0.33%
AA                               0.39%
AA-                              0.34%
Aa3                              2.63%
A1                               0.35%
A-                               0.88%
A3                               1.54%
BBB+                             0.29%
Baa1                             0.44%
BBB                             20.16%
Baa2                             0.03%
BBB-                             6.31%
Baa3                             2.61%
BB+                              3.30%
Ba1                              2.14%
BB                               0.65%
Ba2                              0.70%
BB-                              0.56%
B1                               0.21%
B                                4.47%
B2                               3.00%
B-                               6.10%
CCC                              0.72%
Not Rated                       39.12%
Short-Term Investments           0.00%**
Total                          100.00%

*    Represents percent of total investments.

**   Amount is less than 0.01%.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,007.90   $       2.75
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,022.31   $       2.77

+ Expenses are equal to the Fund's annualized expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             86.54%
AA+                              1.38%
AA                               6.93%
BBB+                             1.50%
Baa1                             0.50%
BBB                              2.62%
BBB-                             0.53%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES
                                                                 ACCOUNT        ACCOUNT      PAID DURING
                                                                  VALUE          VALUE       THE PERIOD+
                                                                  -----          -----       -----------
                                                                                              10/1/05 -
                                                                 10/1/05        3/31/06        3/31/06
                                                                 -------        -------        -------
CLASS A
Actual                                                         $   1,000.00   $   1,004.00   $       3.60
Hypothetical (5% Return Before Expenses)                       $   1,000.00   $   1,021.32   $       3.63

+ Expenses are equal to the Fund's annualized expense ratio of 0.72% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
MARCH 31, 2006

CREDIT RATING:

S&P OR MOODY'S(a)                 %*
AAA                             70.16%
AA+                              2.08%
AA                               8.10%
AA-                              1.61%
Aa3                              1.28%
A+                               1.55%
A1                               2.74%
A                                1.08%
A-                               2.16%
BBB+                             4.40%
BBB                              4.32%
Baa3                             0.52%
Total                          100.00%

(a) Certain investments have not been rated by an independent ratings service but are, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.99%

ACUTE CARE HOSPITAL 0.43%
MA St Hlth & Edl Facs Auth Rev
UMass Mem Issue Ser D                                             5.00%     7/1/2033          BBB    $    2,500   $     2,470,475
                                                                                                                  ---------------
EDUCATION 13.12%
Allegheny Cnty PA Higher Ed
Bldg Auth Carnegie Mellon Univ                                   5.125%     3/1/2032          AA-         2,000         2,068,300
Allegheny Cnty PA Higher Ed
Bldg Auth Univ Rev Ref Ser A(c)                                   4.75%    2/15/2026         Baa3           500           489,895
CA Edl Facs Auth Rev
Univ South CA Ser A                                               5.00%    10/1/2033          AA+        10,000        10,315,100
DE St Econ Dev Auth Rev
DE Tech Pk Univ DE Pj(2)                                          6.00%     2/1/2021          AAA           900           979,578
Dist of Columbia Rev James F
Oyster Elem Sch Pilot(1)                                          6.25%    11/1/2021            A           450           478,390
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City Sch Dist Buffalo Pj(12)                              5.00%     5/1/2012          AAA         1,500         1,596,750
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                             5.75%    5/15/2021           A-         1,000         1,079,150
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                                            5.875%    5/15/2031           A-         1,000         1,071,020
HI St Dept Bdgt & Fin Spl
Purp Rev Chaminade Univ Honolulu(17)                              4.70%     1/1/2031           AA(b)      1,270         1,257,084
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(17)                                5.00%     1/1/2026           AA         1,535         1,587,528
IA Higher Ed Ln Auth Rev Ref
Wartburg Ser A                                                    5.30%    10/1/2037         BBB-(b)      3,000         2,955,240
LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(16)                                 6.375%     5/1/2031          AAA         2,290         2,511,924
MA St Dev Fin Agy Rev Boston
Univ Ser P                                                       5.375%    5/15/2039           A3         1,000         1,065,660
MA St Dev Fin Agy Rev Boston
Univ Ser P                                                        6.00%    5/15/2059           A3         1,000         1,133,570
MA St Hlth & Edl Fac Auth Rev
Bost College Ser N(15)(16)                                       5.125%     6/1/2033          AAA         3,810         3,970,630
MD St Hlth & Higher Edl Facs Auth Rev
MD Inst College of Art                                            5.00%     6/1/2030         Baa1         2,500         2,531,625
MD St Hlth & Higher Edl Facs Auth Rev
MD Inst College of Art                                            5.00%     6/1/2035         Baa1         1,925         1,941,671

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MI Higher Ed Student Ln Auth Rev
Student Ln Ser XVII-P AMT GTD(2)                                 4.875%     3/1/2030          AAA    $    3,180   $     3,146,642
Milledgeville-Baldwin Cnty GA Fndtn
GA St College & St Univ                                           6.00%     9/1/2033          BBB         3,000         3,255,090
NY New York City Indl Dev Agy Civic
Fac Rev American Natl Red Cross Pj(2)                             4.50%     2/1/2030          Aaa         1,390         1,362,047
NY St Dorm Auth Rev Fashion
Inst Tech(12)                                                     5.50%     7/1/2030          AAA           400           426,376
OR St Hlth Hsg Ed & Cul Facs
Auth Reed College Pj Ser A                                        5.75%     7/1/2032          AA-         3,800         4,048,976
TN St Sch Bd Auth Higher Edl
Facs Ser A(12)                                                   5.125%     5/1/2021          AAA           615           653,315
Tulsa OK Ind Auth Rev Ser A(16)                                  5.375%    10/1/2020          Aaa         3,170         3,362,165
Univ Central AR Rev Hsg Sys(12)                                   6.50%     1/1/2031          AAA         2,425         2,678,801
Univ MA Bldg Auth Sen Comwlth
Ser 4-A(16)                                                      5.125%    11/1/2034          AAA         5,000         5,230,950
Univ NC Sys Pool
Rev Ser A(2)                                                      5.00%     4/1/2027          AAA         1,800         1,873,782
Univ NC Univ Rev Gen                                              5.00%    12/1/2028          AA+         2,015         2,098,058
Univ VA Univ Rev Residuals
Ser 856 RIBs                                                      6.57%     6/1/2019          Aaa         1,925         2,120,734
Univ VA Univ Rev Residuals
Ser 856 RIBs                                                      6.57%     6/1/2020          Aaa         2,022         2,235,833
Univ VA Univ Rev Residuals
Ser 856 RIBs                                                      6.57%     6/1/2021          Aaa         2,122         2,335,641
Univ VT & St Agric College VT(2)                                 5.125%    10/1/2037          AAA         1,150         1,199,910
WV Univ Rev Univ Sys WV Pj
Ser A(2)                                                   Zero Coupon      4/1/2024          AAA         2,880         1,242,115
WV Univ Rev Univ Sys WV Pj
Ser A(2)                                                   Zero Coupon      4/1/2026          AAA           800           310,576
                                                                                                                  ---------------
TOTAL                                                                                                                  74,614,126
                                                                                                                  ---------------

GENERAL OBLIGATION 13.35%
Bessemer AL School Warrants(2)                                    5.60%     2/1/2030          Aaa         2,000         2,137,060
Birmingham MI City Sch Dist Sch
Bldg and Site(12)                                                 5.00%    11/1/2027          AAA         5,000         5,223,050
CA St                                                             5.10%     2/1/2034            A         4,655         4,720,542
CA St                                                             5.25%     4/1/2034            A         7,500         7,894,500
CA St Rep                                                         5.25%     2/1/2029            A        10,000        10,477,600
Campbell CA Unif Sch Dist
Election 2002 Ser B(11)                                           5.50%     8/1/2033          AAA         5,000         5,442,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)                                             7.75%     7/1/2027          AAA    $    1,000   $     1,400,120
Fairfield OH City Sch Dist
Ref Sch Impt(11)                                                 5.375%    12/1/2020          AAA         1,410         1,530,950
Farmington NM Pollutn Ctrl Rev
San Juan Pj B                                                    4.875%     4/1/2033          BBB         2,500         2,486,975
Foothill-De Anza CA Cmnty
College Dist Cap Apprec(16)                                Zero Coupon      8/1/2030          AAA         4,505         1,421,192
HI St Ser DG(2)                                                   5.00%     7/1/2009          AAA         3,000         3,121,560
Jefferson Cnty AL Sch Warrants(12)                                5.50%    2/15/2020          AAA         1,000         1,055,690
Marion OH City Sch Dist Sch
Fac Constr & Impt(12)                                            5.625%    12/1/2022          AAA           500           538,110
New York NY Ser K                                                 5.00%     8/1/2023           A+         4,140         4,302,329
New York NY Unrefunded Bal Ser A                                  6.00%    5/15/2030           A+            20            21,616
OR St Alternate Energy Pj Ser A AMT                               5.00%     1/1/2015          AA-         1,315         1,340,498
OR St Alternate Energy Pj Ser A AMT                               5.05%     1/1/2016          AA-         1,795         1,837,703
OR St Alternate Energy Pj Ser A AMT                               5.10%     1/1/2017          AA-           980         1,003,295
Powell OH(11)                                                     5.50%    12/1/2032          AAA         1,280         1,371,827
Richland Cnty SC                                                 5.375%     3/1/2030           AA         1,140         1,228,738
Richland Cnty SC                                                 5.375%     3/1/2031           AA         1,195         1,286,525
Richland Cnty SC                                                 5.375%     3/1/2032           AA         1,255         1,348,774
Richland Cnty SC                                                 5.375%     3/1/2033           AA         1,320         1,416,175
Richmond VA(12)                                                   5.50%    1/15/2018          AAA           500           538,690
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD                                                      5.25%    2/15/2028          AAA         1,000         1,060,010
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD                                                      5.25%    2/15/2031          AAA         1,100         1,161,512
Tob Settlmnt Fin Corp
NY Series C-1                                                     5.50%     6/1/2019          AA-         5,000         5,407,500
Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(16)                                  4.75%     5/1/2021          AAA           700           712,628
Wood Cnty OH Pub Libr Impt(16)                                   5.875%    12/1/2022          Aaa         1,000         1,104,250
WV St Ser D(11)                                                   6.50%    11/1/2026          AAA         2,000         2,436,360
Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(12)                                          5.60%     9/1/2020          Aaa           855           907,950
                                                                                                                  ---------------
TOTAL                                                                                                                  75,936,679
                                                                                                                  ---------------

HEALTHCARE 18.33%
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)                                        6.20%    11/1/2029            A         1,000         1,075,670

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(11)                                         5.50%     6/1/2014          Aaa    $    1,130   $     1,239,486
Birmingham Baptist Med Ctr
AL Spl Care Facs Fin Auth Rev
Baptist Hlth Sys Ser A                                            5.00%   11/15/2030         Baa1         3,250         3,177,817
Brazos Cnty TX Hlth Fac Dev
Franciscan Svcs Corp Oblig Grp                                   5.375%     1/1/2032           A-         1,605         1,648,287
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A                                   5.25%     7/1/2035         BBB+         4,995         5,082,412
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A                                         5.50%     1/1/2034           A-         1,990         2,092,127
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(16)                                           5.00%    2/15/2015          AAA         1,600         1,672,000
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(16)                                           5.00%    2/15/2016          AAA         1,000         1,041,470
CO Hlth Fac Auth Rev
Catholic Hlth                                                     5.25%     9/1/2024           AA         5,065         5,247,745
CO Hlth Fac Auth Rev Hosp
Poudre Vly Hlthcare F                                             5.00%     3/1/2025         BBB+         5,560         5,579,571
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj                                    5.00%    12/1/2015         BBB+         1,000         1,019,650
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj                                    5.00%    12/1/2026         BBB+         2,000         1,979,540
CT St Hlth & Edl Facs Auth
Rev Kent Sch Ser D(16)                                           4.375%     7/1/2023          Aaa           350           346,013
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A                                      5.50%    8/15/2022            A         1,000         1,044,810
Fargo ND Hlth Sys Rev
Meritcare Oblig Grp A(16)                                        5.375%     6/1/2027          AAA         1,000         1,036,620
Hamilton Cnty OH Hosp Facs
Cincinnati Childrens Hosp J(11)                                   5.25%    5/15/2034          AAA         3,395         3,568,620
Hannibal MO Indl Dev Auth
Hlth Facs Rev(c)                                                  5.00%     3/1/2019         BBB+         1,675         1,730,443
Hlthcare Auth For Baptist
Hlth AL Ser D                                                     5.00%   11/15/2017           A3         1,250         1,290,288
Hlthcare Auth For Baptist
Hlth AL Ser D                                                     5.00%   11/15/2018           A3           750           771,885
Hlthcare Auth For Baptist
Hlth AL Ser D                                                     5.00%   11/15/2021           A3         1,200         1,225,656
IL Fin Auth Rev Northwestern
Mem Hosp Ser A                                                    5.25%    8/15/2034          AA+        10,000        10,488,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Johnson City TN Hlth & Edl
Facs Bd Hosp Rev First Mtg Mtn
Sts Hlth Ser A                                                    5.50%     7/1/2036         BBB+    $    2,000   $     2,085,720
Kent Hosp Fin Auth MI Rev
Met Hosp Pj Ser A                                                 6.00%     7/1/2035          BBB         2,125         2,277,426
KY Econ Dev Fin Auth Norton
Hlthcare Inc Ser A(16)                                     Zero Coupon     10/1/2025          AAA         4,300         1,709,336
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(16)                                6.00%     7/1/2029          AAA         1,000         1,090,420
Louisiana Pub Facs Auth Rev
Pennington Med Fndtn Rev                                          5.00%     7/1/2031           A3         1,000         1,007,900
Lubbock TX Hlth Fac Dev Corp.
Rev Sears Plains Pj(13)                                           5.70%    1/20/2041          AAA         2,490         2,633,026
MA St Hlth & Edl Facs Auth Rev
Milton Hosp Ser D                                                5.375%     7/1/2035         BBB-         2,500         2,533,400
Maricopa Cnty AZ Hosp Rev Sun
Hlth Corp                                                         5.00%     4/1/2025         Baa1         2,500         2,523,425
MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A                                    5.00%    5/15/2034         Baa1         1,250         1,235,050
Minneapolis & St Paul MN Hsg
Hlthpartners Oblig Grp Pj                                        5.875%    12/1/2029         BBB+         2,100         2,212,812
MO St Hlth & Edl Facs Auth
PA 1049 RIBs RITES(2)                                            9.047%     6/1/2010          AAA(a)        855         1,086,979
Monongalia Cnty WV Bldg
Cmnty Hosp Rev Monongalia
Gen Hosp Ser A                                                    5.25%     7/1/2035           A-         2,000         2,026,140
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(12)                                         6.00%     1/1/2030          Aaa           615           668,782
NH Hlth & Edl Fac Auth Rev                                        6.00%    10/1/2024           A+           250           273,330
NH Hlth & Edl Fac
Dartmouth-Hitchcock Oblig Grp(12)                                 5.50%     8/1/2027          AAA         3,500         3,786,440
NH Hlth & Edl Fac Exeter Pj                                       5.75%    10/1/2031           A+         1,550         1,632,259
NH St Hlth & Ed Concord Hosp(12)                                  5.50%    10/1/2021          Aaa           710           756,164
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                     5.75%     7/1/2031           A2         3,065         3,268,332
NJ Hlthcare Facs Fin Auth Rev
Hunterdon Medical Ctr Ser A                                      5.125%     7/1/2035           A-         1,000         1,019,480
NY St Dorm Auth Revs Catholic
Hlth Long Island Oblig Grp                                        5.00%     7/1/2027         Baa1         2,250         2,260,395
OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)                                                   5.25%   11/15/2019          AAA         2,000         2,132,160

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(12)                                                6.125%     6/1/2024          AAA    $    2,990   $     3,001,272
RI St Hlth & Ed Bldg Roger
Williams Rlty(9)                                                  6.50%     8/1/2029           AA         1,240         1,371,948
SC Jobs Econ Dev Auth Hosp
Facs Rev                                                         6.375%     8/1/2034         BBB+           220           244,169
St Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(12)                                             6.25%     5/1/2018          Aaa         3,320         3,648,614
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                                      6.00%     7/1/2027         Baa1         1,500         1,560,675
WI St Hlth & Edl Facs Auth Rev
Marshfield Clinic Ser A                                          5.125%    2/15/2026         BBB+         1,300         1,318,512
WI St Hlth & Edl Facs Auth Rev
Marshfield Clinic Ser A                                          5.375%    2/15/2034         BBB+         2,500         2,562,325
                                                                                                                  ---------------
TOTAL                                                                                                                  104,285,40
                                                                                                                  ---------------

HOUSING 4.48%
ID Hsg & Fin Assn SF Mtg AMT                                      5.25%     7/1/2033          Aaa           125           126,567
ID Hsg Agy Sing Fam Mtg
Ser F AMT(7)(9)                                                   7.45%     7/1/2015          Aaa           115           115,830
Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)                                 5.30%    12/1/2020          AAA         1,055         1,078,168
KY Hsg Corp Hsg Rev Ser D AMT                                     5.25%     7/1/2022          AAA           500           511,385
LA Hsg Fin Agy Mtg Rev Sing
Fam Hmownr B AMT(14)                                              5.80%     6/1/2036          Aaa         2,000         2,146,640
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT                                        5.375%     9/1/2022          Aa2         4,160         4,230,637
MD St Cmnty Dev Admin
Residential Ser F AMT                                             5.50%     9/1/2022          Aa2         2,500         2,547,125
Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(14)                               6.25%    11/1/2030          AAA           190           200,328
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT                                                   5.60%     7/1/2022          AA+           205           209,164
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Pg A-1 AMT(14)                                 5.90%     9/1/2035          AAA         1,955         2,075,721
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(14)                                6.25%     3/1/2031          AAA           135           136,057
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(14)                                   Zero Coupon      3/1/2029          AAA           400           114,408
MT St Bd Hsg Sing Fam Mtg
Ser A-1(7)(9)                                                     6.05%    12/1/2037          AA+         4,255         4,379,544

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT                                                        6.25%     3/1/2012           AA    $      400   $       403,804
New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(14)                                               6.00%    12/1/2018          Aaa           280           282,411
OK Hsg Fin Agy Sing Fam Mtg
Ser B-1(14)                                                       5.30%     9/1/2026          Aaa            60            61,199
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(14)                                     Zero Coupon      3/1/2029          Aaa         2,345           697,684
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1                                         Zero Coupon      3/1/2029          Aaa         1,250           362,513
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(14)                                 Zero Coupon      9/1/2030          Aaa         1,115           244,018
Pinellas Cnty FL Hsg Fin Auth
Sing Fam Hsg Rev Multi Cnty Pg
Ser A-1 AMT(14)                                                   5.50%     9/1/2035          Aaa           940           986,605
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(8)(14)                                         6.15%     8/1/2019          AAA             5             5,172
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(12)                                                  5.50%    11/1/2021          AAA         2,125         2,174,003
WV St Hsg Dev Fd Hsg Fin
Ser B AMT                                                         5.25%    11/1/2018          AAA         2,345         2,367,981
                                                                                                                  ---------------
TOTAL                                                                                                                  25,456,964
                                                                                                                  ---------------

INDUSTRIAL 2.40%
Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT                                           5.375%    11/1/2035         BBB-           750           761,152
Clark Cnty NV Indl Dev Rev
Ser C AMT(2)                                                      5.95%    12/1/2038          AAA         3,320         3,606,649
Fulton Cnty GA Dev Auth Loc
Dist Cooling Fac Rev Sr Maxon
Atlantic Station A AMT                                           5.125%#    3/1/2026          BBB           500           490,500
Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                                    5.875%     2/1/2036           A+           500           511,620
NJ Econ Dev Auth Econ Dev Rev
Kapkowski Rd Landfill Pj                                          6.50%     4/1/2028         Baa3         2,325         2,747,429
RI St Econ Dev Providence
Place Mall(17)                                                   6.125%     7/1/2020           AA           550           599,351
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line                                   7.375%    10/1/2020          AA+           650           840,847
TSASC Inc NY Ser 1                                                5.00%     6/1/2026          BBB         4,150         4,102,981
                                                                                                                  ---------------
TOTAL                                                                                                                  13,660,529
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
LEASE 3.71%
AZ St Ser A COP(16)                                               5.00%    11/1/2020          AAA    $      200   $       208,056
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(16)                                        5.75%    12/1/2018          Aaa           555           584,215
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(16)                                        5.75%    12/1/2019          Aaa           315           331,582
Charlotte NC Govt Fac Pj Ser G COP                               5.375%     6/1/2026          AA+         2,250         2,416,117
CO St Dept Corrections
CO St Penitentiary II Pj B COP(2)                                 5.00%     3/1/2016          AAA           750           798,180
Grand Rapids MI Pub Sch(16)                                       5.00%    11/1/2021          AAA           250           260,645
Greenville Cnty SC Sch Dist
Installment Pur Rev BEST                                          5.50%    12/1/2028          AA-         5,500         5,972,835
Henrico Cnty VA Eco Dev Auth
Pub Fac Lease Rev Jail Pj                                        6.125%    11/1/2019          Aa1         1,000         1,097,610
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj                                            5.00%    12/1/2029         BBB+         1,750         1,747,480
McClain Cnty OK Econ Rev Dev
Auth Edl Facs Lease Rev New Castle
Pub Schs Pj                                                       5.00%     9/1/2012         BBB+           500           516,570
McClain Cnty OK Econ Rev Dev
Auth Edl Facs Lease Rev New Castle
Pub Schs Pj                                                       5.00%     9/1/2013         BBB+           895           925,161
Murray City UT Muni Bldg Auth
Lease Rev Ser A(2)                                                5.30%    12/1/2021          Aaa         2,925         3,091,345
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(19)                                           5.00%     3/1/2022          AAA         1,000         1,039,140
St Paul MN Port Auth Lease
Rev Office Bldg                                                   5.00%    12/1/2022          AA+         1,000         1,035,400
West Vly City UT Muni Bldg(2)                                     5.50%     8/1/2027          AAA         1,000         1,076,060
                                                                                                                  ---------------
TOTAL                                                                                                                  21,100,396
                                                                                                                  ---------------

MISCELLANEOUS 6.38%
AZ Tourism & Sports Auth Tax Rev
Multipurpose Stadium Fac Ser A(16)                                5.00%     7/1/2031          Aaa           670           697,597
George L Smith II GA World
Congress Ctr Auth Rev AMT(16)                                     5.75%     7/1/2015          AAA         1,500         1,594,080
George L Smith II GA World
Congress Ctr Rev AMT(16)                                          5.50%     7/1/2020          AAA           700           735,252
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)                                               5.375%    10/1/2026          AAA         1,500         1,580,340
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(16)                                  5.00%   12/15/2019          AAA           750           783,315

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MA St Wtr Pollutn Abatement
Tr PA 1221 RIBs RITES                                             6.53%     8/1/2011          AAA(b) $    4,500   $     5,031,630
Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                                               5.25%    11/1/2023          AAA         1,765         1,878,754
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(11)                           3.676%     4/1/2014          AAA         3,300         3,300,000
New York Convention Ctr Dev Corp
NY Rev Hotel Unit Fee Secd(2)                                     5.00%   11/15/2025          AAA         2,375         2,500,827
Omaha Convention Hotel Corp
PA 1078 RIBs RITES(2)                                            6.257%     4/1/2010          AAA(a)      5,000         5,394,000
Portland OR Urb Ren & Redev
Downtown Wtrfront Ref Ser A(2)                                    5.50%    6/15/2020          Aaa           650           694,070
Portland OR Urb Ren & Redev
|Downtown Wtrfront Ref Ser A(2)                                   5.75%    6/15/2019          Aaa         1,500         1,622,100
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                                           5.25%     7/1/2033          BBB         5,000         5,196,100
Univ FL Res Fndtn Inc Cap Impt Rev(2)                            5.125%     9/1/2033          Aaa         4,000         4,102,080
Westminster CO Sales & Use
Tax Ref Rev(2)                                                    5.25%    12/1/2022          AAA         1,090         1,158,398
                                                                                                                  ---------------
TOTAL                                                                                                                  36,268,543
                                                                                                                  ---------------

POWER 2.86%
Brazos River Auth TX Pollutn Ctrl Rev
TXU Energy Co LLC Pj AMT                                          5.00%     3/1/2041         Baa2         2,125         2,114,460
Grant Cnty WA Pub Util Dist
No 2 Pr Rap Hydro 2nd Ser B AMT(16)                              5.375%     1/1/2018          AAA           300           313,779
Long Island Pwr Auth NY Elec Sys Rev
Gen Ser B                                                         5.25%    12/1/2014           A-         2,465         2,649,209
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(12)                                              5.25%     7/1/2020          AAA         2,600         2,762,188
MA St Dev Fin Agy Solid Wst Disp Rev
Dominion Energy Brayton Point AMT                                 5.00%#    2/1/2036         Baa1         2,200         2,216,830
Sacramento CA Muni Util Dist
Ref Ser T(11)                                                     5.00%    5/15/2030          AAA         5,000         5,192,200
SC St Pub Svc(12)                                                 5.25%     1/1/2019          AAA           950         1,017,365
                                                                                                                  ---------------
TOTAL                                                                                                                  16,266,031
                                                                                                                  ---------------

PRE-REFUNDED 18.61%
Akron OH Impt                                                     5.80%    11/1/2020          AA-           575           629,953
Athens OH City Sch Dist Fac
Constr & Impt(12)                                                 6.00%    12/1/2024          AAA           500           552,730
Baltimore MD Rev Wtr Pj Ser A(12)                                 6.00%     7/1/2018          AAA           285           310,362

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Baltimore MD Rev Wtr Pj Ser A(12)                                 6.00%     7/1/2020          AAA    $      275   $       299,472
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                                        6.25%    8/15/2019          AAA         7,385         8,052,161
Brighton Twp MI Sntn Sew
Drainage Dist(12)                                                 5.25%    10/1/2018          AAA         1,615         1,688,466
Broad River NC Wtr Auth
Wtr Sys Rev(16)                                                  5.375%     6/1/2026          Aaa           400           429,484
Canton OH Sch Dist Var
Purp Ser A(16)                                                   5.625%    12/1/2023          AAA         2,900         3,135,306
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(16)                                    5.25%     9/1/2020          Aaa           320           345,206
CO Hlth Fac Auth Rev Hosp
Portercare Adventis Hlth                                         6.625%   11/15/2026           A2         2,000         2,297,000
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(16)                             Zero Coupon      8/1/2015          AAA         1,000           564,990
Culpeper Cnty VA Sch(12)                                          6.00%    1/15/2021          AAA           690           752,203
Dallas TX                                                         5.75%    2/15/2020          AA+         1,615         1,731,813
Dallas TX Indpt Sch Dist PSF GTD                                  5.50%    2/15/2017          AAA         5,000         5,439,850
DE Transn Auth Transn Sys Rev Sr                                  6.00%     7/1/2020           AA         6,215         6,768,073
Detroit MI Wtr Supply Sys Sr
Lien Ser A(11)                                                    5.75%     7/1/2028          AAA         1,500         1,652,235
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj                                           6.00%     6/1/2030           AA         3,500         3,841,565
Georgetown Cnty SC Sch Dist(12)                                   5.25%     3/1/2020          AAA         2,485         2,648,215
Harris Cnty TX Hlth Facs
Dev Corp Hosp Rev Mem Hermann
Hlthcare Ser A                                                   6.375%     6/1/2029            A         2,500         2,823,025
Highlands Cnty FL Hlth Facs Auth
Rev Hosp Adventist/Sunbelt Ser A                                  6.00%   11/15/2031           A+         2,755         2,967,851
IA Fin Auth Rev ETM                                               5.25%    8/15/2021          Aa2           235           239,094
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(17)                                        6.125%    10/1/2023           AA           680           740,656
Lake Orion MI Cmnty Sch Dist Ser B                                5.25%     5/1/2025           AA         4,900         5,180,721
Lane Cnty OR Sch Dist No 052                                     5.625%    6/15/2020          Aa3           800           858,952
Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(16)                                             5.75%     7/1/2019          AAA         2,000         2,092,900
Linn Cnty OR Sch Dist No 55(12)                                   5.50%    6/15/2025          AAA         1,935         2,096,224
Linn Cnty OR Sch Dist No 55
Sweet Home(12)                                                    5.50%    6/15/2020          AAA         1,000         1,083,320
Linn Cnty OR Sch Dist No 55
Unrefunded Bal(12)                                                5.50%    6/15/2025          AAA           310           335,829

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MD St Hlth & Higher Edl Facs
Auth Rev North Arundel Hosp                                       6.50%     7/1/2026            A    $    1,000   $     1,114,910
MD St Hlth & Higher Edl Facs
Catholic Hlth Initiative Ser A ETM                                6.00%    12/1/2024           AA           100           108,030
MD St Hlth & Higher Edl Facs
Univ MD Med Sys                                                   6.75%     7/1/2030           A3         1,950         2,188,914
Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(16)                                      5.75%     1/1/2025          AAA           750           807,810
New York NY Ser A                                                 6.00%    5/15/2030           A+         2,155         2,363,453
NJ St Transn Tr Fd Auth
Transn Sys Ser B                                                  6.00%    6/15/2019          AAA         2,550         2,774,731
NM St Hosp Equip Ln Council Hosp
Rev Presbyterian Hlthcare Ser A                                   5.50%     8/1/2025          AA-         2,000         2,171,640
North Providence RI Ser A(16)                                    6.125%     7/1/2016          AAA         1,410         1,480,528
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare                                    5.75%    12/1/2027            A         1,000         1,107,470
Paragould AR Wtr Swr & Elec Rev(2)                                5.65%    12/1/2025          AAA           615           665,553
Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                                       6.00%     5/1/2030           AA           550           598,048
Philadelphia PA Sch Dist Ser A(12)                                5.75%     2/1/2030          AAA         1,200         1,306,560
Phoenix AZ Civic Impt Corp(11)                                    6.00%     7/1/2024          AAA         2,400         2,634,120
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)                                  5.75%     4/1/2029          Aaa           415           448,744
RI St Econ Dev Corp Arpt Rev Ser B(11)                            6.00%     7/1/2020          AAA         1,210         1,321,562
RI St Econ Dev Corp Arpt Rev Ser B(11)                            6.00%     7/1/2028          AAA         1,200         1,305,720
RI St Hlth & Edl Bldg Corp Rev
Hosp Fin Lifespan Oblig Grp                                       6.50%    8/15/2032           A-         1,000         1,145,160
SC Jobs Econ Dev Auth Hosp
Facs Rev Palmeto Hlth C                                          6.375%     8/1/2034         BBB+         1,780         2,042,283
SC Jobs Econ Dev Auth Hosp Fac Rev                               7.375%   12/15/2021         BBB+(b)      2,000         2,327,780
South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(16)                                   5.50%     2/1/2018          AAA         5,065         5,379,486
South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(16)                                   5.50%     2/1/2019          AAA         2,990         3,175,649
Sullivan Cnty TN Hlth Edl & Hsg
Facs Bd Rev Hosp Wellmont Hlth                                    6.25%     9/1/2022         BBB+         1,250         1,420,988
Sullivan Cnty TN Hlth Edl & Hsg
Facs Bd Rev Hosp Wellmont Hlth                                    6.25%     9/1/2022         BBB+           750           852,593
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(11)                                           5.00%    1/15/2021          AAA         1,105         1,172,560

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Teays Vly OH Loc Sch Dist Sch
Facs Constr & Impt(11)                                           5.375%    12/1/2020          Aaa    $      500   $       535,270
TN St Sch Bd Auth Higher Edl
Facs Ser A                                                       5.625%     5/1/2030          AA-           150           160,994
VA St Pub Bldg Auth Pub Fac
Rev Ser A                                                         5.75%     8/1/2020          AA+           600           647,190
White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(12)                                6.00%     1/1/2026          Aaa         1,090         1,177,909
Whitehall MI Dist Sch                                             5.50%     5/1/2019           AA         1,400         1,520,666
WV St St Road(16)                                                 5.75%     6/1/2025          AAA         1,800         1,954,836
York Cnty VA Swr Rev                                             5.875%     6/1/2024          Aa3           330           354,829
                                                                                                                  ---------------
TOTAL                                                                                                                 105,823,642
                                                                                                                  ---------------

RESOURCE RECOVERY 0.84%
Cobb Cnty GA Dev Auth
Solid Wst Disp Rev GA Wst Mgt Pj
Ser A AMT                                                         3.65%#    4/1/2033          BBB         1,500         1,491,195
MI St Strategic Fd Solid Wst Disp Rev
Ref Ltd Oblig Wst Mgmt AMT                                        4.50%    12/1/2013          BBB         1,500         1,503,780
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                     7.20%     7/1/2016          Aaa         1,245         1,256,628
PA Econ Dev Fin Auth
Solid Wst Disp Rev Mgt Inc Pj A AMT                               5.10%    10/1/2027          BBB           500           500,425
                                                                                                                  ---------------
TOTAL                                                                                                                   4,752,028
                                                                                                                  ---------------

SPECIAL TAX 1.08%
Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBs                                7.176%    7/15/2028          AAA         5,000         5,384,900
Salida CA Area Pub Fac Fin Agy
Cmnty Fac Dist Spl Tax B No 1998-1(12)                            5.25%     9/1/2028          AAA           355           368,455
San Juan Cnty NM Tax/Motor
Ref & Impt(15)(16)                                                5.25%    5/15/2022          AAA           390           415,962
                                                                                                                  ---------------
TOTAL                                                                                                                   6,169,317
                                                                                                                  ---------------

TOLL ROADS 1.30%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                                    6.709%     1/1/2035          Aaa         7,000         7,417,060
                                                                                                                  ---------------

TRANSPORTATION 5.11%
AK St Intl Arpts Revs
Ser A AMT(16)                                                     5.00%    10/1/2020          AAA         1,000         1,036,350

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Billings MT Arpt Rev AMT(16)                                      6.10%     7/1/2016          AAA    $      190   $       206,979
Billings MT Arpt Rev AMT(16)                                      6.20%     7/1/2020          AAA         2,775         3,029,107
Chicago IL O Hare Intl Arpt
Rev Gen Arpt Third Lien Ser A(16)                                 5.25%     1/1/2026          AAA         4,000         4,263,400
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(11)                                                5.50%     7/1/2012          AAA         1,610         1,715,648
Muni Secs Trust Ctfs Ser 7006
Tr Ctf Cl B RIBs(2)                                              7.166%     1/1/2031          Aaa         6,250         6,921,500
NY New York City Indl Dev Agy
Terminal One Group Assn Pj AMT                                    5.50%#    1/1/2024           A3         4,750         4,994,530
PA St Tpk Commn Tpk Rev Ser A(2)                                  5.25%    12/1/2032          AAA         5,000         5,351,200
Port Kalama WA Rev Ser B AMT                                     5.625%    12/1/2015           A3         1,025         1,033,692
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(12)                                6.125%     1/1/2027          AAA           495           517,433
                                                                                                                  ---------------
TOTAL                                                                                                                  29,069,839
                                                                                                                  ---------------

WATER/SEWER 7.99%
CA St Dept Wtr Res Wtr Rev
Central Vly Pj Ser AD(12)                                         5.00%    12/1/2026          AAA         5,000         5,235,300
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(16)                                    5.25%     9/1/2021          Aaa         1,025         1,087,812
CO Wtr Res & Pwr Dev Parker
Wtr & Sntn Dist(16)                                              5.125%     9/1/2034          AAA         3,350         3,511,771
Gainesville GA Wtr & Sew Rev(12)                                 5.375%   11/15/2020          AAA         2,900         3,107,553
Gautier MI Util Dist Util Sys
Rev Ref(11)                                                      5.125%     3/1/2019          Aaa           425           446,038
Grand Forks ND Wtr Rev Ser D(16)                                 5.375%     9/1/2020          Aaa         1,150         1,213,721
Iowa City IA Swr Rev(12)                                         5.375%     7/1/2020          Aaa           620           649,456
KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2                                         4.75%     4/1/2018          Aa1         1,180         1,194,502
Midlothian TX Wtr Dist(12)                                 Zero Coupon      9/1/2022          AAA         2,000           908,260
NY New York City Muni Wtr Fin                                    5.125%    6/15/2031          AA+         5,000         5,189,900
OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(16)                                                5.50%     1/1/2017          AAA           570           597,685
Raleigh NC Comb Entrprse                                          5.00%     3/1/2031          AAA        11,980        12,438,834
Rockingham NC COP(2)                                              5.00%     4/1/2020          AAA         1,205         1,267,323
SD Conservancy Dist(2)                                            5.00%     8/1/2022          Aaa         2,700         2,799,306
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)                                            5.00%     8/1/2022          Aaa           500           516,220
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)                           5.125%     7/1/2023          Aaa         1,000         1,046,890

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NATIONAL TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
WV St Wtr Dev Auth Rev Loan                                       6.25%     7/1/2030          AAA    $    1,470   $     1,607,695
Pg III Ser A AMT(2)
WV Wtr Dev Auth Infra Rev Ser A(2)                                5.50%    10/1/2023          AAA           900           987,183
WV Wtr Dev Auth Infra Rev Ser A(12)                              5.625%    10/1/2026          AAA         1,555         1,656,573
                                                                                                                  ---------------
TOTAL                                                                                                                  45,462,022
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $541,654,236)                                                                             568,753,052
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                         ------
SHORT-TERM INVESTMENTS 0.00%

MONEY MARKET MUTUAL FUNDS 0.00%
Dreyfus Municipal Cash Management Plus                                                                        7             6,858
SSgA Tax Free Money Market Fund                                                                               6             5,615
                                                                                                                  ---------------
TOTAL SHORT-TERM INVESTMENTS (cost $12,473)                                                                                12,473
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 99.99% (cost $541,666,709)                                                            568,765,525
                                                                                                                  ===============
OTHER ASSETS IN EXCESS OF LIABILITIES 0.01%                                                                                35,542
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $   568,801,067
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
                                                                                                          (000)
                                                                                                     ----------
MUNICIPAL BONDS 100.20%

EDUCATION 15.46%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts                                      5.25%    10/1/2026           A3    $      500           517,120
Anaheim CA City Sch Dist(11)                                      5.00%     8/1/2023          AAA         1,000         1,052,450
CA Edl Facs Auth Rev Res Ctfs
Ser 113 RIBs                                                     6.915%    12/1/2027          AAA         2,525         2,689,529
CA Edl Facs Auth Rev Scripps College                              5.25%     8/1/2021           A1           425           441,949
CA Edl Facs Auth Rev Scripps College                              5.25%     8/1/2026           A1         1,145         1,189,563
CA Edl Facs Auth Rev Univ of San Diego(2)                         5.00%    10/1/2028          Aaa         1,250         1,288,837
CA Edl Facs Auth Rev
Unrefunded Univ San Francisco(16)                                 6.00%    10/1/2016          AAA            45            46,448

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CA Edl Facs Auth Rev                                              6.00%    10/1/2026          AAA    $    1,575   $     1,625,668
Unrefunded Univ San Francisco(16)
Golden Vly Unif Sch Dist Fin Pj(2)                                5.35%     7/1/2027          AAA         2,250         2,329,425
Los Angeles CA Unif Sch Dist
Admin Bldg Pj Ser COP(2)                                          5.00%    10/1/2031          AAA         3,025         3,099,294
Los Angeles CA Unif Sch Dist Ser A(12)                            5.00%     7/1/2022          AAA         1,500         1,570,515
Los Angeles CA Unif Sch Dist Ser A(16)                            5.00%     1/1/2028          AAA         1,395         1,450,702
San Rafael CA City Elem Sch(11)                                   4.50%     2/1/2030          AAA           520           510,276
San Ysidro CA Sch Dist Cap
Apprec Election 1997 Ser D(11)                             Zero Coupon      8/1/2028          AAA         1,000           346,110
Univ CA Rev Multi Purp Ser K                                      5.25%     9/1/2024           AA         1,545         1,607,202
Univ CA Rev Res Facs Ser E(2)                                     5.00%     9/1/2031          AAA         2,000         2,068,200
Univ CA Rev Res Ltd Pj Ser B(12)                                  5.00%    5/15/2033          AAA         2,000         2,072,740
Univ CA Rev Res Multi Purp Pj Ser Q(12)                           5.00%     9/1/2031          AAA         2,000         2,069,000
Univ Enterprises Inc CA
Ref Auxiliary Organization A(11)                                  5.00%    10/1/2035          AAA         1,500         1,555,050
                                                                                                                  ---------------
TOTAL                                                                                                                  27,530,078
                                                                                                                  ---------------

GENERAL OBLIGATION 18.56%
Antelope Vly CA Unif High Sch(16)                                 5.00%     8/1/2022          AAA         2,080         2,179,819
Barstow CA Unif Sch Dist Ser A(11)                                5.00%     8/1/2026          Aaa         2,500         2,600,050
Berryessa CA Unif Sch Dist
Election of 1999 Ser B(12)                                        5.25%     8/1/2019          AAA         1,015         1,090,009
CA St                                                             5.10%     2/1/2034            A         3,900         3,954,912
CA St(11)                                                         5.25%     9/1/2030          AAA           890           931,928
CA St Previous Veterans Ser BJ AMT                                5.70%    12/1/2032          AA-           640           648,730
CA St Var Purp                                                    5.25%    11/1/2027            A           520           548,184
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(11)                                    6.00%     8/1/2024          AAA         2,500         2,738,425
Escondido CA Unif Sch Dist Ser A(12)                              5.25%     8/1/2022          AAA         2,000         2,134,860
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(11)                                         5.00%     8/1/2024          AAA         1,060         1,104,806
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(11)                                         5.25%     8/1/2022          AAA         1,230         1,316,481
Montebello CA Unif Sch Dist(12)                                   5.00%     8/1/2020          AAA           350           367,965
Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(12)                                      5.50%     3/1/2026          AAA           465           504,576
Oak Grove CA Sch Dist Ref(16)                                     5.00%     8/1/2024          AAA         3,140         3,294,865
Oak Valy CA Hosp Dist Election 2004(11)                           5.00%     7/1/2033          Aaa           500           516,020

                       SEE NOTES TO FINANCIAL STATEMENTS.
38

CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Oxnard CA Unif High Sch Dist Ser A(16)                            6.00%     2/1/2020          AAA    $      650   $       755,644
Oxnard CA Unif High Sch Dist Ser A(16)                            6.20%     8/1/2030          AAA         3,000         3,493,110
Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)                                    Zero Coupon      8/1/2026          AAA         3,500         1,345,505
Pomona CA Unif Sch Dist(16)                                       6.15%     8/1/2030          AAA         1,000         1,205,110
Pomona CA Unif Sch Dist Ser A(16)                                 6.55%     8/1/2029          AAA         1,000         1,273,730
Puerto Rico Comwlth Impt Ser A                                   5.375%     7/1/2028          BBB           995         1,031,865
Riverside CA Cmnty College
Dist Unrefunded Bal Ser A(16)                                     5.50%     8/1/2029          AAA            15            16,390
                                                                                                                  ---------------
TOTAL                                                                                                                  33,052,984
                                                                                                                  ---------------

HEALTHCARE 4.32%
CA Hlth Facs Fin Auth
Rev Ref Cedars Sinai Med Ctr                                      5.00%   11/15/2034           A3         1,000         1,012,900
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser A                                                 5.50%     8/1/2031           A+         1,300         1,364,532
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser B                                                 5.55%     8/1/2031           A+           650           684,262
CA Infrastr & Econ Scripps
Res Instl Ser A                                                   5.75%     7/1/2030          Aa3         1,500         1,583,190
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A                                   5.00%     7/1/2039         BBB+         2,000         1,979,040
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                            5.50%     6/1/2031           A+           500           518,970
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                                            6.00%     6/1/2022           A+           500           551,445
                                                                                                                  ---------------
TOTAL                                                                                                                   7,694,339
                                                                                                                  ---------------

HOUSING 0.57%
CA Statewide Cmntys Dev Auth
Ref CHF-Irvine LLC-UCI East(c)                                    5.00%    5/15/2038         Baa3         1,000         1,014,120
                                                                                                                  ---------------

INDUSTRIAL 1.73%
Golden St Tob Sec Corp CA Tob
Settlmnt Rev Asset Bkd Ser A(11)                                  5.00%     6/1/2035          AAA         2,000         2,060,620
Tob Sec Auth Lease North CA Tob
Settlmnt Rev Asset Bkd Bds Ser A 1                               5.375%     6/1/2038          BBB         1,000         1,014,000
                                                                                                                  ---------------
TOTAL                                                                                                                   3,074,620
                                                                                                                  ---------------

LEASE 9.58%
CA St Pub Wk Bd Lease Rev
Dept Gen Svcs Teale Data(2)                                       5.25%     3/1/2020          AAA         1,000         1,059,740

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Inglewood CA Pub Fin Auth Rev Ser A(2)                            5.25%     8/1/2021          AAA    $      600   $       635,340
Orange Cnty CA Recovery Partn
Residual Ser 128 COP RIBs(16)                                    8.265%     7/1/2019          Aaa         2,500         2,629,150
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(16)                                       5.50%    11/1/2035          AAA         1,000         1,097,620
Plumas Cnty CA Cap Impt Pg
Ser A COP(2)                                                      5.25%     6/1/2023          AAA         1,365         1,461,082
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                             5.00%    12/1/2026          AAA           900           957,897
San Buenaventura CA Ser C COP(2)                                  5.25%     2/1/2031          AAA         2,575         2,702,488
San Francisco CA City & Cnty
San Bruno Jail No 3(2)                                            5.25%    10/1/2033          AAA         5,000         5,234,800
Santa Ana CA Unif Sch Dist
Fin Pj COP(12)                                             Zero Coupon      4/1/2019          AAA         2,295         1,279,371
                                                                                                                  ---------------
TOTAL                                                                                                                  17,057,488
                                                                                                                  ---------------

MISCELLANEOUS 2.30%
CA Infrastr & Econ Bk Rev
YMCA Metropolitan LA Pj(2)                                        5.25%     2/1/2026          AAA         2,000         2,120,920
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                                   5.50%     9/1/2032          AAA         1,000         1,067,230
Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                                       5.50%     9/2/2024           A-           405           427,235
Puerto Rico Convention Ctr Dist
Auth Hotel Occupancy Tax Rev Ser A(5)                             4.50%     7/1/2036          AAA           500           487,855
                                                                                                                  ---------------
TOTAL                                                                                                                   4,103,240
                                                                                                                  ---------------

POWER 2.06%
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(15)(16)                                             5.00%     7/1/2024          AAA           850           872,670
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                                    5.00%     7/1/2032          AAA         1,500         1,555,170
Puerto Rico Elec Pwr Auth Ref
Rev Ser II(12)                                                   5.125%     7/1/2026          AAA           500           528,580
Shasta CA JT Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(16)                                      5.25%     4/1/2023          AAA           675           714,602
                                                                                                                  ---------------
TOTAL                                                                                                                   3,671,022
                                                                                                                  ---------------

PRE-REFUNDED 15.92%
Anaheim CA Unif High Sch Dist Ser A(12)                           5.00%     8/1/2025          AAA           785           839,738
CA Edl Facs Auth Rev
Pepperdine Univ                                                   5.75%    9/15/2030           A1         2,000         2,121,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CA Edl Facs Auth Rev Pooled                                       6.50%     6/1/2020         Baa3    $    3,000   $     3,310,980
College/Univ Ser C ETM
CA Edl Facs Auth Rev
Univ San Francisco(16)                                            6.00%    10/1/2016          AAA            30            30,972
CA Edl Facs Auth Rev
Univ San Francisco(16)                                            6.00%    10/1/2026          AAA           990         1,022,086
CA Infrastr & Econ Dev Bk Rev
Asian Museum Fndtn(16)                                            5.25%     6/1/2030          AAA           115           118,425
CA St Univ Fndtn Rev
Monterey Bay(16)                                                  5.30%     6/1/2022          AAA           250           269,580
CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(16)                                    5.50%    10/1/2027          AAA           400           439,984
CA Statewide Cmntys Dev Auth
Auxiliary Fndtn CA St Univ COP(16)                                5.20%     6/1/2024          AAA           525           550,993
Centinela Vly CA Unif High
Sch Election 2000 Ser D ETM(11)                                   5.25%     8/1/2024          AAA         1,145         1,220,043
El Monte CA City Sch Dist Ser A(12)                               6.25%     5/1/2025          AAA         1,230         1,364,513
Franklin-McKinley CA Sch Dist Ser B(12)                           5.00%     8/1/2027          AAA           675           724,977
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(11)                                        5.25%     9/1/2025          AAA         1,000         1,066,210
Los Angeles CA Unif Sch Dist
Dist Ser D(11)                                                   5.375%     7/1/2025          AAA         1,000         1,068,740
MSR Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(16)                                              6.75%     7/1/2020          AAA           915         1,075,052
Orange Cnty CA Recovery Partn Ser A(16)                           6.00%     7/1/2026          AAA           750           769,590
Pittsburg CA Unif Sch Dist Ser E(12)                              6.00%     8/1/2024          AAA         1,380         1,469,921
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.75%     7/1/2041          AAA           400           442,936
Puerto Rico Comwlth Bal Pub Impt Ser A                           5.375%     7/1/2028          AAA           505           545,667
Puerto Rico Pub Fin Corp Approp E                                 5.50%     8/1/2029          Aaa           750           815,580
Riverside CA Cmnty College Ser A(16)                              5.50%     8/1/2029          AAA         1,340         1,493,055
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                                             5.00%    12/1/2020          AAA         2,000         2,128,660
Santa Cruz CA City Elem Sch
Dist Ser B(11)                                                    6.00%     8/1/2029          AAA         2,500         2,734,700
Santa Cruz CA City High Sch Ser B(11)                             6.00%     8/1/2029          AAA         1,000         1,093,880
Southwestern Cmnty College Dist CA(2)                            5.375%     8/1/2025          AAA         1,500         1,634,910
                                                                                                                  ---------------
TOTAL                                                                                                                  28,353,092
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 2.34%
CA Pollutn Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(16)                                    5.35%    12/1/2016          AAA    $    2,000   $     2,131,320
CA Pollutn Ctrl Fin Auth Solid Wst
Disp Rev Wst Mgmt Inc Pj Ser B AMT                                5.00%     7/1/2027          BBB         1,000         1,004,700
CA Pollutn Ctrl Fin Auth Solid Wst
Mgmt Inc Pj Ser A2 AMT                                            5.40%     4/1/2025          BBB         1,000         1,041,520
                                                                                                                  ---------------
TOTAL                                                                                                                   4,177,540
                                                                                                                  ---------------

SPECIAL TAX 9.82%
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(16)                                            5.25%     9/1/2026          AAA         5,500         5,754,815
Culver City CA Redev Agy Ref
Tax Alloc Redev Pj A(2)                                           4.25%    11/1/2020          AAA           110           108,585
Culver City CA Redev Agy Ref
Tax Alloc Redev Pj A(2)                                           4.25%    11/1/2021          AAA           290           285,125
Irvine CA Uni Sch Fing Auth
Spl Tax Ser A(2)                                                  5.00%     9/1/2030          AAA         1,500         1,547,640
Lafayette CA Redev Agy Tax Alloc
Redev Pj(17)                                                      5.00%     8/1/2035           AA         1,000         1,013,320
Riverside Cnty CA Redev Agy
Tax Alloc Jupura Vly Pj(2)                                        5.25%    10/1/2035          AAA         2,000         2,104,840
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)                                  5.625%     9/1/2030          AAA         3,985         4,310,973
South Orange Cnty CA Pub Fing Auth
Spl Tax Rev Ladera Ranch Ser A(2)                                4.625%    8/15/2026          AAA           310           308,568
South Orange Cnty CA Pub Fing Auth
Spl Tax Rev Ladera Ranch Ser A(2)                                 5.00%    8/15/2032          AAA         2,000         2,051,000
                                                                                                                  ---------------
TOTAL                                                                                                                  17,484,866
                                                                                                                  ---------------

TRANSPORTATION 7.50%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)                                   5.00%     8/1/2026          AAA         2,000         2,063,260
Fresno CA Arpt Rev Ser A(12)                                      5.50%     7/1/2030          AAA         1,500         1,593,480
Port Oakland CA Port Rev Ser J(16)                                5.50%    11/1/2026          AAA         5,000         5,244,650
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.00%     7/1/2036         BBB+           210           211,491
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser G(11)                                  5.25%     7/1/2021          AAA         1,000         1,075,880
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(12)                                6.125%     1/1/2027          AAA           490           512,207

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
San Francisco CA City & Cnty                                      5.75%     1/1/2014          AAA    $      500   $       528,030
Commn Intl Arpt Rev AMT(12)
San Francisco CA City & Cnty
Ref Second Ser 28B(16)                                            5.25%     5/1/2023          AAA         2,000         2,121,360
                                                                                                                  ---------------
TOTAL                                                                                                                  13,350,358
                                                                                                                  ---------------

WATER/SEWER 10.04%
CA St Dept Wtr Res Wtr Rev
Central Vly Pj Ser AD(12)                                         5.00%    12/1/2026          AAA         2,135         2,235,473
CA Statewide Cmntys Dev Auth
Wtr Rev Pooled Fin Pg Ser C(12)                                   5.25%    10/1/2034          AAA           500           529,480
El Monte CA Wtr Auth Rev(2)                                       5.60%     9/1/2029          AAA         2,000         2,157,380
Imperial CA Ref Wtr Fac COP(11)                                   5.00%   10/15/2020          AAA         3,250         3,401,320
Orange Cnty CA Santn Dist COP(11)                                 5.25%     2/1/2027          AAA         4,265         4,533,482
Oxnard CA Fin Auth Wstwtr
Redwood Trunk Swr & Headwk A(11)                                  5.25%     6/1/2034          AAA         2,000         2,112,520
San Luis Opispo Cnty CA Ser A(16)                                5.375%     8/1/2030          AAA         1,800         1,891,404
Western Riverside Cnty CA
Wtr & Wstwtr Fin Auth Eastern
Muni Wtr Dist Impt A                                              5.00%     9/1/2030           A-         1,000         1,020,260
                                                                                                                  ---------------
TOTAL                                                                                                                  17,881,319
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $171,082,934)                                                                             178,445,066
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                         ------
SHORT-TERM INVESTMENT 0.28%

MONEY MARKET MUTUAL FUND 0.28%
Dreyfus General CA Municipal Money
Market Fund Class A (cost $500,675)                                                                         501           500,675
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES 100.48% (cost $171,583,609)                                                           178,945,741
                                                                                                                  ===============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.48%)                                                                   (859,008)
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $   178,086,733
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.56%

EDUCATION 16.37%
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(16)                                          5.25%     7/1/2022          AAA    $      400   $       428,404
CT St Hlth & Edl Facs Auth
Rev CT St Univ Sys Ser E(11)                                      5.00%    11/1/2033          AAA           750           774,120
CT St Hlth & Edl Facs Auth
Rev Gunnery Sch(17)                                               5.35%     7/1/2031           AA           695           729,854
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch(2)                                         4.00%     7/1/2022          Aaa           420           403,935
CT St Hlth & Edl Facs Auth
Rev Miss Porters Sch Ser A                                        5.75%     7/1/2029           A+         3,200         3,415,744
CT St Hlth & Edl Facs Auth
Rev Norwich Free Academy Ser A(2)                                 5.00%     7/1/2034          AAA         1,250         1,296,025
CT St Hlth & Edl Facs Auth
Rev Suffield Academy Ser A(16)                                    5.40%     7/1/2027          AAA         1,350         1,407,294
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser G(2)                                      5.00%     7/1/2021          AAA         1,000         1,043,810
CT St Hlth & Edl Facs Auth
Rev Univ CT Fndtn Ser A                                           5.25%     7/1/2019          Aa3           200           209,556
CT St Hlth & Edl Facs Auth
Rev Univ CT Fndtn Ser A                                          5.375%     7/1/2029          Aa3           210           218,612
CT St Hlth & Edl Facs Auth
Rev Univ Hartford Ser E(17)                                       5.25%     7/1/2032           AA         2,900         3,032,501
CT St Hlth & Edl Facs Auth
Rev Unrefunded Bal Sacrd Hrt Ser C                                6.50%     7/1/2016         BBB-           275           281,639
Univ CT Ser A(11)                                                 5.00%    2/15/2022          AAA         1,000         1,056,550
Univ CT Ser A(16)                                                5.125%    2/15/2021          AAA           675           714,325
                                                                                                                  ---------------
TOTAL                                                                                                                  15,012,369
                                                                                                                  ---------------

GENERAL OBLIGATION 17.61%
Bridgeport CT Ser C(11)                                           4.75%    8/15/2021          AAA         1,000         1,017,460
Bridgeport CT Ser C(11)                                           5.00%    8/15/2020          AAA           500           517,540
CT St Ser D(16)                                                   5.00%    12/1/2024          AAA         1,000         1,053,050
Hartford Cnty CT Met Dist(2)                                      5.00%     5/1/2024          AAA           500           523,760
Montville CT                                                      6.70%    6/15/2009          Aa3           550           599,247
Montville CT                                                      6.70%    6/15/2010          Aa3           575           640,464
New Haven CT Unrefunded Bal Ser A(2)                              5.00%    11/1/2021          AAA           970         1,017,540
New Haven CT Unrefunded Bal Ser B(11)                             5.00%    11/1/2019          AAA           560           592,133

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
New Haven CT Unrefunded
Bal Ser C(16)                                                     5.00%    11/1/2021          AAA    $    1,660   $     1,746,419
Puerto Rico Comwlth Pub Impt                               Zero Coupon      7/1/2018          BBB         2,035         1,170,552
Puerto Rico Comwlth Pub Impt Ser A                                5.25%     7/1/2023          BBB         2,300         2,396,738
Puerto Rico Comwlth Unrefunded
Bal Pub Impt(12)                                                 5.125%     7/1/2030          AAA           945           985,210
Redding CT                                                        6.60%    4/15/2010          Aa1           100           111,035
Waterbury CT(12)                                                 5.125%     4/1/2022          AAA         2,250         2,364,053
Waterbury CT Ser A(12)                                            5.00%     4/1/2019          AAA         1,250         1,306,500
West Haven CT(16)                                                 6.50%    6/15/2006          AAA           100           100,578
                                                                                                                  ---------------
TOTAL                                                                                                                  16,142,279
                                                                                                                  ---------------

HEALTHCARE 11.37%
CT St Dev Auth Rev
Duncaster Inc Pj(17)                                             5.125%     8/1/2022           AA           235           244,893
CT St Health & Edl Eastern CT
Health Network C(17)                                             5.125%     7/1/2030           AA           500           513,100
CT St Hlth & Edl Facs Auth
Rev Bridgeport Hosp Ser A(16)                                    6.625%     7/1/2018          AAA         1,250         1,259,987
CT St Hlth & Edl Facs Auth
Rev Bristol Hosp Ser B(17)                                        5.50%     7/1/2021           AA         1,000         1,079,490
CT St Hlth & Edl Facs Auth
Rev Catholic Hlth East Ser F(16)                                 5.625%   11/15/2020          AAA           325           346,525
CT St Hlth & Edl Facs Auth
Rev Child Care Fac Pg Ser C(2)                                   5.625%     7/1/2029          AAA         1,000         1,068,010
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(16)                                          5.00%     7/1/2032          AAA         1,050         1,090,604
CT St Hlth & Edl Facs Auth
Rev Griffin Hosp Ser B(17)                                        5.00%     7/1/2023          Aa3           500           516,400
CT St Hlth & Edl Facs Auth
Rev Kent Sch Ser D(16)                                           4.375%     7/1/2023          Aaa           500           494,305
CT St Hlth & Edl Facs Auth
Rev St Francis Hosp & Med(17)                                     5.00%     7/1/2022           AA         1,000         1,034,280
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser H(16)                                     4.75%     7/1/2023          AAA         1,030         1,056,770
CT St Hlth & Edl Facs Auth
Rev Waterbury Hosp Issue Ser C(17)                                5.75%     7/1/2029           AA           650           683,020
CT St Hlth & Edl Facs Auth
Rev William W Backus Hosp Ser G(12)                               5.00%     7/1/2035          AAA         1,000         1,036,620
                                                                                                                  ---------------
TOTAL                                                                                                                  10,424,004
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
HOUSING 4.37%
CT St Hsg Fin Auth Mtg
Fin Sub Ser D-2 AMT                                               4.85%   11/15/2036          AAA    $    1,500   $     1,499,925
CT St Hsg Fin Auth Hsg Mtg
Fin Pg Sub Ser A-1 AMT                                           4.875%   11/15/2036          AAA         2,000         1,976,680
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg(2)                                                   5.85%    6/15/2030          AAA           500           526,570
                                                                                                                  ---------------
TOTAL                                                                                                                   4,003,175
                                                                                                                  ---------------

INDUSTRIAL 1.25%
Childrens Tr Fd Puerto Rico Tob
Settlmnt Rev Asset Bkd Bds                                        5.50%    5/15/2039          BBB           625           642,569
CT St Dev Auth Govt Lease Rev(16)                                 6.60%    6/15/2014          AAA           500           503,225
                                                                                                                  ---------------
TOTAL                                                                                                                   1,145,794
                                                                                                                  ---------------

MISCELLANEOUS 1.13%
Puerto Rico Pub Bldgs Auth
Rev Unrefunded Bal Govt Facs Ser D                                5.25%     7/1/2036          BBB         1,000         1,035,930
                                                                                                                  ---------------

POWER 7.36%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                                    5.00%     7/1/2032          AAA         1,500         1,555,170
Puerto Rico Elec Pwr Auth Ref
Rev Ser II(12)                                                   5.125%     7/1/2026          AAA         2,925         3,092,193
Puerto Rico Elec Pwr Auth Ref
Rev Ser II                                                        5.25%     7/1/2031           A3         1,000         1,040,190
Puerto Rico Elec Pwr Auth Ref
Ser HH(12)                                                        5.25%     7/1/2029          AAA         1,000         1,065,150
                                                                                                                  ---------------
TOTAL                                                                                                                   6,752,703
                                                                                                                  ---------------

PRE-REFUNDED 27.61%
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(16)                                      5.25%     7/1/2019          AAA           600           634,380
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(16)                                      5.50%     7/1/2029          AAA         1,235         1,315,114
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch Ser D                                      5.25%     7/1/2031           A2         2,750         2,964,307
CT St Hlth & Edl Facs Auth
Rev Sacred Heart Ser C                                            6.50%     7/1/2016         BBB-           725           744,430
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser E(16)                                    5.875%     7/1/2026          AAA         1,090         1,118,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
CT St Hlth & Edl Facs Auth
Rev Univ New Haven Issue D(1)(4)                                  6.70%     7/1/2026          AAA(a) $    1,000   $     1,027,520
CT St Ser A                                                      5.625%    4/15/2020          Aa3         1,000         1,079,260
CT St Ser A                                                       6.00%    4/15/2015           AA         1,000         1,093,160
CT St Ser B                                                       5.60%    6/15/2020          Aa3           250           267,683
CT St Ser D                                                      5.125%   11/15/2018          Aa3         1,500         1,597,965
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         1,000         1,142,300
New Haven CT Ser A ETM(2)                                         5.00%    11/1/2021          AAA            30            31,365
New Haven CT Ser C ETM(16)                                        5.00%    11/1/2021          AAA            10            10,907
Puerto Rico Comwlth Bal Pub Impt(12)                             5.125%     7/1/2030          AAA         1,505         1,608,424
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.25%     7/1/2038          AAA         1,000         1,079,810
Puerto Rico Comwlth                                               6.00%     7/1/2026          AAA         1,000         1,043,730
Puerto Rico Comwlth
Pub Impt Ser A                                                    5.00%     7/1/2027          AAA           670           714,247
Puerto Rico Comwlth
Pub Impt Ser A(11)                                                5.00%     7/1/2032          AAA         4,285         4,567,981
Puerto Rico Pub Fin Corp Approp E                                 5.50%     8/1/2029          Aaa           750           815,580
Stamford CT Parking Garage                                        5.25%     2/1/2023          AAA           155           168,328
Univ CT Rev Student Fee Ser A(11)                                 5.75%   11/15/2020          AAA           205           224,297
Univ CT Rev Student Fee Ser A                                     6.00%   11/15/2021          AA-           390           430,806
Univ CT Rev Student Fee Ser A(11)                                 6.00%   11/15/2025          AAA           500           552,315
Univ CT Ser A(11)                                                5.625%     3/1/2020          AAA         1,000         1,079,170
                                                                                                                  ---------------
TOTAL                                                                                                                  25,311,092
                                                                                                                  ---------------

RESOURCE RECOVERY 1.13%
Stamford CT Wtr Pollutn Ctl
Sys & Fac Rev Ser A                                               5.00%   11/15/2032          AA+         1,000         1,036,440
                                                                                                                  ---------------

TRANSPORTATION 5.43%
CT St Spl Tax Oblig Rev
PA 1039 R-A RIBs RITES(12)                                        6.78%     1/1/2010          AAA           500           583,800
CT St Spl Tax Oblig Rev
PA 1039 R-B RIBs RITES(12)                                        6.78%     1/1/2010          AAA    $      785   $       910,239
CT St Spl Tax Oblig Rev
PA 1039 R-C RIBs RITES(12)                                        6.03%     7/1/2017          AAA         2,250         2,450,520
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(12)                                         5.00%     7/1/2032          AAA         1,000         1,032,910
                                                                                                                  ---------------
TOTAL                                                                                                                   4,977,469
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 4.93%
CT St Dev Auth Wtr
Bridgeport AMT(2)(18)                                             6.15%     4/1/2035          AAA    $      500   $       520,085
South Central CT Regl Wtr
Auth Wtr Sys Rev 18th Ser A(16)                                   5.00%     8/1/2025          AAA           300           313,245
South Central CT Regl Wtr
Auth Wtr Sys Rev 20th Ser(16)                                     5.00%     8/1/2035          AAA         1,500         1,557,660
South Central CT Regl Wtr
Auth Sys Rev 16th Ser(2)                                         5.375%     8/1/2025          AAA         1,000         1,064,910
South Central CT Regl Wtr
Auth Sys Rev 16th Ser(2)                                         5.375%     8/1/2030          AAA         1,000         1,065,730
                                                                                                                  ---------------
TOTAL                                                                                                                   4,521,630
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $86,241,926)                                                                               90,362,885
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                     ----------
SHORT-TERM INVESTMENT 0.12%

MONEY MARKET MUTUAL FUND 0.12%
Dreyfus CT Municipal Cash Management (cost $110,125)                                                        110           110,125
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES 98.68% (cost $86,352,051)                                                              90,473,010
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.32%                                                                    1,208,577
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    91,681,587
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
HAWAII TAX-FREE FUND MARCH 31, 2006

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
                                                                                                          (000)
                                                                                                     ----------
MUNICIPAL BONDS 98.53%

EDUCATION 9.93%
HI St Dept Bdgt & Fin Spl
Purp Rev Chaminade Univ Honolulu(17)                              4.75%     1/1/2036           AA(b) $    1,505         1,488,340
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(17)                               4.625%     1/1/2036           AA           500           484,645
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(17)                                5.00%     1/1/2026           AA         1,000         1,034,220
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                      5.65%    10/1/2016          AAA         1,000         1,011,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                                      5.70%    10/1/2025          AAA    $      380   $       384,210
Univ HI Univ Sys Rev(11)                                         5.125%    7/15/2032          AAA         1,000         1,039,880
Univ HI Univ Sys Rev Ser A(11)                                    5.50%    7/15/2029          AAA         2,500         2,671,850
                                                                                                                  ---------------
TOTAL                                                                                                                   8,114,205
                                                                                                                  ---------------

GENERAL OBLIGATION 28.78%
HI Cnty HI Ser A(12)                                              5.00%    7/15/2023          AAA         1,000         1,038,850
HI Cnty HI Ser A(16)                                              5.00%    7/15/2024          AAA         1,000         1,040,480
HI Cnty HI Ser A(16)                                              5.25%    7/15/2023          AAA           595           637,406
HI Cnty HI Ser A(11)                                              5.50%    7/15/2017          AAA         1,045         1,120,386
HI Cnty HI Ser A(11)                                              5.60%     5/1/2013          AAA         1,780         1,958,481
HI Cnty HI Ser A(12)                                             5.625%    5/15/2019          AAA           545           579,575
HI St Ser BZ                                                      6.00%    10/1/2010          Aa2           500           545,865
HI St Ser BZ                                                      6.00%    10/1/2012          Aa2           500           559,685
HI St Ser CA(11)                                                  8.00%     1/1/2013          AAA         2,000         2,460,320
HI St Ser CZ(12)                                                  5.25%     7/1/2018          AAA         1,000         1,061,550
HI St Ser DE(16)                                                  5.00%    10/1/2024          AAA         1,000         1,041,400
HI St Ser DI(12)                                                  5.00%     3/1/2025          AAA         1,000         1,046,900
HI St Unrefunded Bal Ser CP(11)                                   5.00%    10/1/2016          AAA           260           267,657
Honolulu HI City & Cnty Ser D(16)                                 5.00%     7/1/2023          AAA         2,000         2,094,800
Honolulu HI City & Cnty Ser F(11)                                 5.00%     7/1/2029          AAA         1,000         1,040,460
Kauai Cnty HI Ser A(11)                                           5.00%     8/1/2028          AAA(a)      1,000         1,041,530
Kauai Cnty HI Ser A(11)                                           5.00%     8/1/2029          AAA(a)      1,000         1,040,760
Kauai Cnty HI Ser A(16)                                           5.50%     8/1/2021          AAA         1,630         1,738,020
Maui Cnty HI(16)                                                  5.00%     3/1/2025          AAA         1,000         1,043,020
Maui Cnty HI Ser A(16)                                            5.00%     3/1/2022          AAA           750           775,117
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A                                               5.375%     7/1/2028          BBB         1,330         1,379,276
                                                                                                                  ---------------
TOTAL                                                                                                                  23,511,538
                                                                                                                  ---------------

HEALTHCARE 0.19%
Puerto Rico Indl Tourist Edl
Mutuo Oblig Grp Ser A(16)                                         6.25%     7/1/2024          AAA           150           151,731
                                                                                                                  ---------------

HOUSING 2.32%
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(10)                                        5.30%     7/1/2028          AAA           850           872,942
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(10)                                        5.45%     7/1/2017          AAA         1,000         1,023,930
                                                                                                                  ---------------
TOTAL                                                                                                                   1,896,872
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 0.69%
Childrens Tr Fd Puerto Rico Tob
Settlmnt Rev Asset-Bkd Bds                                        5.50%    5/15/2039          BBB    $      550   $       565,460
                                                                                                                  ---------------

MISCELLANEOUS 1.25%
HI St Cap Dist Kapolei St
Office Ser A COP(2)                                               5.00%     5/1/2018          AAA           475           493,259
HI St Cap Dist St Office COP(16)                                  5.50%     5/1/2020          AAA           500           527,910
                                                                                                                  ---------------
TOTAL                                                                                                                   1,021,169
                                                                                                                  ---------------

POWER 2.95%
HI St Dept Bdgt & Fin Spl Purp Rev
Elec Co & Subsidiaries Ser A AMT(11)                              4.80%     1/1/2025          AAA         1,000           998,700
Puerto Rico Elec Pwr Auth Ref
Rev Ser II(12)                                                   5.125%     7/1/2026          AAA         1,330         1,406,023
                                                                                                                  ---------------
TOTAL                                                                                                                   2,404,723
                                                                                                                  ---------------

PRE-REFUNDED 35.38%
HI St Dept Bdgt & Fin Spl
Purp Rev Kaiser Permanente
Ser A ETM                                                         5.15%     3/1/2015          AAA         1,250         1,301,200
HI St Dept Bdgt & Fin Spl
Purp Rev Kapiolani Hlth                                           6.20%     7/1/2016         BBB+         1,000         1,026,220
HI St Dept Bdgt & Fin Spl
Purp Rev Kapiolani Hlth                                           6.25%     7/1/2021         BBB+         2,000         2,052,680
HI St Dept Bdgt & Fin Spl
Purp Rev The Queens Hlth Sys Ser B(16)                            5.25%     7/1/2023          AAA         1,000         1,045,020
HI St Hwy Rev(12)                                                 5.50%     7/1/2020          AAA         1,100         1,176,505
HI St Ser CP(11)                                                  5.00%    10/1/2016          AAA           640           659,411
HI St Ser CT(12)                                                 5.875%     9/1/2019          AAA         1,175         1,268,354
HI St Ser CU(16)                                                  5.25%    10/1/2020          AAA         1,700         1,807,338
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev                                            5.80%     7/1/2021           AA         1,000         1,015,610
Honolulu HI City & Cnty Ser A(16)                                 5.00%    11/1/2015          AAA           405           413,894
Honolulu HI City & Cnty Ser A(12)                                5.125%     9/1/2021          AAA           600           639,402
Honolulu HI City & Cnty Ser A(11)                                 5.50%     9/1/2016          AAA           555           579,464
Honolulu HI City & Cnty Ser A(11)                                 5.50%     9/1/2016          AAA           440           452,346
Honolulu HI City & Cnty Ser A(11)                                 5.50%     9/1/2016          AAA             5             5,140
Honolulu HI City & Cnty Ser B(11)                                 5.00%    11/1/2016          AAA           235           242,384
Honolulu HI City & Cnty Ser B(11)                                 5.00%    11/1/2016          AAA           265           273,326

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Honolulu HI City & Cnty
Wtr ETM(11)(18)                                                   6.00%    12/1/2015          AAA    $    1,000   $     1,154,490
Kauai Cnty HI(11)                                                6.125%     8/1/2024          AAA           580           635,425
Kauai Cnty HI Pub Impt Ser B(16)                                  5.25%     8/1/2017          AAA            95            97,970
Kauai Cnty HI Ser A(16)                                           5.50%     8/1/2021          AAA           865           936,501
Maui Cnty HI Ser A(16)                                            5.75%     6/1/2016          AAA         1,035         1,049,035
Maui Cnty HI Ser A(11)                                            6.10%     3/1/2020          AAA           500           548,150
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         1,250         1,427,875
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.25%     7/1/2038          AAA         1,000         1,079,810
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.75%     7/1/2041          AAA         1,000         1,107,340
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A                                                   5.375%    10/1/2024          AAA           300           321,480
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A                                                    5.50%    10/1/2032          AAA           200           214,742
Puerto Rico Comwlth Pub Impt                                      6.00%     7/1/2026          AAA         1,000         1,043,730
Puerto Rico Comwlth Pub Impt Ser A                                5.00%     7/1/2027          AAA           500           533,020
Puerto Rico Comwlth Pub Impt Ser A                               5.375%     7/1/2028          AAA           670           723,955
Puerto Rico Indl Med & Envr
Pollutn Ctrl St Luke Hosp Ser A                                   6.25%     6/1/2010          AAA(a)        950           954,009
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser B(2)                                            5.00%     7/1/2027          AAA         1,000         1,031,730
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D GTD                                           5.25%     7/1/2036           A-         1,465         1,573,498
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                              5.75%     8/1/2030          Aaa           500           508,810
                                                                                                                  ---------------
TOTAL                                                                                                                  28,899,864
                                                                                                                  ---------------

TRANSPORTATION 9.30%
HI St Hwy Rev Ser A(12)                                           5.00%     7/1/2023          AAA         2,000         2,094,800
HI St Hwy Rev Ser A(12)                                           5.00%     7/1/2024          AAA           750           783,232
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(15)(16)                                 5.50%     7/1/2036          AAA           250           276,365
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2036         BBB+         3,000         3,210,690
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)      1,000         1,214,680
Puerto Rico Comwlth Hwy &
Transn Auth Rev St Infrastr Bk                                    5.00%     7/1/2022          BBB            20            20,412
                                                                                                                  ---------------
TOTAL                                                                                                                   7,600,179
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
HAWAII TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 7.74%
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev(12)                                        5.25%     7/1/2031          AAA    $      100   $       105,318
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev Ser A(11)                                  5.00%     7/1/2033          AAA         1,000         1,036,820
Honolulu HI City & Cnty Waste Wtr
Sys Rev Ser A(11)                                                 5.00%     7/1/2035          AAA         5,000         5,179,300
                                                                                                                  ---------------
TOTAL                                                                                                                   6,321,438
                                                                                                                  ---------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.53% (cost $77,478,475)                                                         80,487,179
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.47%                                                                    1,200,760
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    81,687,939
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
MINNESOTA TAX-FREE FUND MARCH 31, 2006

MUNICIPAL BONDS 96.91%

EDUCATION 15.35%
Bloomington MN Indpt Sch
Dist Ser A(12)                                                   5.125%     2/1/2024          Aaa         1,000         1,046,750
MN St Higher Edl Facs Auth
Rev Augsburg Coll Ser 6-C                                         5.00%     5/1/2023         Baa2           250           254,310
MN St Higher Edl Facs Auth
Rev Hamline Univ Ser 5-B                                          6.00%    10/1/2029         Baa1           500           524,460
MN St Higher Edl Facs Auth
Rev St John Univ Ser 6-G                                          4.50%    10/1/2026           A2           650           637,202
MN St Higher Edl Facs Auth
Rev Univ St Thomas Ser 6-I                                        5.00%     4/1/2023           A2           250           260,170
Moorhead MN Edl Facs Rev
Concordia Coll Corp Pj A                                          5.00%   12/15/2022           A3         1,125         1,164,251
Pequot Lakes MN Indpt Sch
Dist No 186(11)                                                   5.25%     2/1/2022          AAA         1,550         1,642,225
Prior Lake MN Indpt Sch Dist
No 719 Ser A(11)                                                  5.25%     2/1/2023          Aaa         1,470         1,555,128
                                                                                                                  ---------------
TOTAL                                                                                                                   7,084,496
                                                                                                                  ---------------

ELECTRIC POWER 2.21%
MN St Muni Pwr Agy Elec Rev                                       5.00%    10/1/2035           A3         1,000         1,019,680
                                                                                                                  ---------------

GENERAL OBLIGATION 6.45%
Lake Superior MN Indpt Sch
Dist No 381 Ser A(12)                                             5.00%     4/1/2023          Aaa           500           522,775

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis MN Ser E                                              5.00%     3/1/2026          AAA    $      500   $       511,365
North St Paul Maplewood MN
Indpt Sch Dist No 622                                            5.125%     2/1/2025          AAA           400           403,872
North St Paul Maplewood MN
Indpt Sch Dist No 622 Ser A                                      5.125%     2/1/2020          AAA           100           101,228
Princeton MN Indpt Sch Dist
No 477 Ref Sch Bldg Ser A(12)                                     5.00%     2/1/2024          Aaa           485           509,313
Puerto Rico Comwlth
Unrefunded Pub Impt(15)(16)                                       5.00%     7/1/2028          AAA           175           179,130
Ramsey Cnty MN St Aid Str Ser C                                   5.00%     2/1/2024          AAA           500           521,675
Todd Morrison Cass &
Wadena Cntys MN Utd Hosp
Dist Hlthcare Fac Lakewood                                        5.00%    12/1/2034         Baa2           225           227,349
                                                                                                                  ---------------
TOTAL                                                                                                                   2,976,707
                                                                                                                  ---------------

HEALTHCARE 12.43%
Bemidji MN Hlthcare Fac North
Country Hlth Svcs(17)                                             5.00%     9/1/2024           AA           500           513,200
Breckenridge MN Rev Catholic
Hlth Initiatives A                                                5.00%     5/1/2030           AA           500           516,750
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys                                     5.25%    2/15/2028           A-         1,000         1,025,820
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys                                     5.25%    2/15/2033           A-         1,000         1,021,240
Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                                 5.30%    9/15/2028            A           400           402,260
Minneapolis MN Hlthcare Sys Rev(16)                               5.00%    5/15/2021          AAA           250           261,782
MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(16)                                 5.50%   11/15/2017          AAA            45            47,153
Rochester MN Hlthcare Fac Rev(15)(16)                             5.50%   11/15/2027          AAA           500           521,475
St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(9)(13)                                         5.30%   11/20/2022          AAA            50            51,977
Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp                                                5.00%     6/1/2035           A-         1,000         1,005,780
Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev                                           5.375%    10/1/2030         Baa1           365           370,825
                                                                                                                  ---------------
TOTAL                                                                                                                   5,738,262
                                                                                                                  ---------------

HOUSING 15.27%
Crow Wing Cnty MN Hsg
Ser A GTD(16)                                                     4.90%     1/1/2034          Aaa           490           499,447

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(14)                                     5.85%    10/1/2030          AAA    $       67   $        68,351
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                                       5.25%     2/1/2028           A3           300           305,133
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(9)(13)                                 6.10%    7/20/2020          Aaa         1,000         1,058,340
Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(13)                                         5.25%    8/20/2044          Aaa           300           302,352
MN St Hsg Fin Agy Res
Hsg Fin Ser B AMT                                                 4.85%     7/1/2031          AA+         1,865         1,864,869
MN St Hsg Fin Agy Res
Hsg Fin Ser F AMT                                                 5.40%     7/1/2030          AA+         1,115         1,129,607
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT                                                     5.85%     7/1/2019          AA+            65            65,412
MN St Hsg Fin Agy Sing Fam
Mtg Ser E                                                         5.90%     7/1/2025          AA+           125           125,949
MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT                                                     6.25%     7/1/2026          AA+            30            30,512
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(11)                                                      5.75%     1/1/2023          Aaa           250           257,245
Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                                   5.60%     2/1/2019          Aaa            80            82,062
St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(9)(13)                                5.50%    9/20/2044          Aaa           750           760,508
St Paul MN Port Auth Hsg
Burlington Apt(13)                                                5.35%     5/1/2031          AAA           500           500,120
                                                                                                                  ---------------
TOTAL                                                                                                                   7,049,907
                                                                                                                  ---------------

INDUSTRIAL 0.67%
Childrens Tr Fd Puerto Rico
Tob Settlment Rev Asset-Bkd Bds                                   5.50%    5/15/2039          BBB           300           308,433
                                                                                                                  ---------------

LEASE 3.08%
Olmsted Cnty MN Hsg & Redev                                       5.00%     2/1/2023          AAA           275           284,452
Rochester MN Indpt Sch Dist
No 535 COP(12)                                                   5.125%     2/1/2020          AAA            85            88,923
St Paul MN Port Auth Lease
Rev Office Bldg                                                   5.25%    12/1/2027          AA+         1,000         1,048,520
                                                                                                                  ---------------
TOTAL                                                                                                                   1,421,895
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 4.07%
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(16)                                            5.80%    12/1/2021          Aaa    $      460   $       483,125
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(16)                                        5.50%     1/1/2032          Aaa           560           602,655
MN St Retirement Sys Bldg Rev                                     6.00%     6/1/2030          AAA           250           270,845
St Paul MN Rec Facs Gross Rev
Highland National Pj                                              5.00%    10/1/2025           AA           500           522,275
                                                                                                                  ---------------
TOTAL                                                                                                                   1,878,900
                                                                                                                  ---------------

POWER 5.79%
Chaska MN Elec Rev Ref
Generating Facs Ser A                                             5.00%    10/1/2030           A3           500           512,145
Puerto Rico Elec Pwr Auth
Rev Ser DD(12)                                                    4.50%     7/1/2019          AAA            95            96,349
Rochester MN Elec Util Rev(2)(18)                                 5.25%    12/1/2030          AAA         1,000         1,044,790
Western MN Muni Pwr Agy Ser A(16)                                 5.00%     1/1/2026          Aaa           400           416,204
Western MN Muni Pwr Agy Pj Ser A(2)                               5.50%     1/1/2016          Aaa           565           603,482
                                                                                                                  ---------------
TOTAL                                                                                                                   2,672,970
                                                                                                                  ---------------

PRE-REFUNDED 14.89%
Chaska MN Elec Rev Ser A                                          6.00%    10/1/2025           A3           250           272,933
Elk River MN Indpt Sch
Dist No 728 Ser A(16)                                             5.50%     2/1/2021          Aaa           500           535,510
Medford MN Indpt
Sch No 763 Ser A(12)                                              5.50%     2/1/2031          Aaa           500           535,510
Minneapolis MN Spl
Sch Dist No 1 COP                                                 5.75%     2/1/2015          AAA           100           103,807
Minneapolis MN Spl
Sch Dist No 1 COP                                                 5.75%     2/1/2017          AAA         1,120         1,162,638
MN Agric & Econ Dev Bd Rev
Hlthcare Sys A(16)                                                5.50%   11/15/2017          AAA           175           183,598
MN St Higher Edl Facs Auth
Rev Macalester Coll Ser 4-J                                       5.55%     3/1/2017          Aa3           260           264,282
MN St Higher Edl Facs Auth
Rev Univ of St Thomas Ser 4-A1                                   5.625%    10/1/2016           A2           250           252,613
MN St Higher Edl Facs Auth
Rev Univ of St Thomas Ser 4-M                                     5.35%     4/1/2017           A2           250           254,212
Morris MN Indpt Sch
Dist No 769 Bldg(16)                                              5.00%     2/1/2028          AAA         1,000         1,052,420
Princeton MN Indpt Sch Dist No 477(12)                           5.125%     2/1/2024          Aaa         1,000         1,012,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MINNESOTA TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                     5.375%     7/1/2036          AAA    $      100   $       108,669
Puerto Rico Comwlth Pub Impt(15)(16)                              5.00%     7/1/2028          AAA           325           337,899
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                              5.75%     8/1/2030          Aaa           500           508,810
University MN Ser A ETM                                           5.75%     7/1/2018          Aaa           250           288,845
                                                                                                                  ---------------
TOTAL                                                                                                                   6,874,346
                                                                                                                  ---------------

TRANSPORTATION 12.39%
Minneapolis & St Paul MN Met
Commn Arpt Rev Sub Ser A(16)                                      5.00%     1/1/2023          AAA         1,000         1,038,140
Minneapolis & St Paul MN Met
Commn Arpt Rev Sub Ser A(2)                                       5.00%     1/1/2035          AAA         1,000         1,032,080
Minneapolis & St Paul MN Met
Commn Arpt Rev Sub Ser C(11)                                      5.00%     1/1/2031          AAA           500           517,135
Minneapolis & St Paul MN Met
Commn Arpt Rev Sub Ser C(11)                                      5.25%     1/1/2026          AAA         2,000         2,100,660
St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11                                5.00%    12/1/2027          AA+         1,000         1,032,020
                                                                                                                  ---------------
TOTAL                                                                                                                   5,720,035
                                                                                                                  ---------------

WATER/SEWER 4.31%
MN Pub Facs Auth Drinking
Wtr Rev Ser A                                                     4.40%     3/1/2024          AAA         2,000         1,987,680
                                                                                                                  ---------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 96.91% (cost $43,450,640)                                                         44,733,311
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 3.09%                                                                    1,425,011
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    46,158,322
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MISSOURI TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 102.02%

EDUCATION 14.89%
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(16)                                       5.85%     3/1/2020          Aaa    $    1,000   $     1,074,470
Curators Univ MO Sys Facs Rev Ser A                               5.00%    11/1/2031           AA         3,000         3,099,150
Curators Univ MO Sys Facs Rev
Sys Facs Ser A                                                    5.00%    11/1/2026           AA         1,000         1,044,040
Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(11)                                    5.00%     7/1/2021          Aaa         1,000         1,040,550
MO St Hlth & Edl Fac Auth Ref
Washington Univ Ser B                                             5.00%     3/1/2030          AAA         1,800         1,854,324
MO St Hlth & Edl Fac Auth
Washington Univ Ser A                                             4.75%   11/15/2037          AAA         2,050         2,056,642
MO St Hlth & Edl Fac Auth
Washington Univ Ser A                                             5.00%    2/15/2022          AAA           600           630,192
MO St Hlth & Edl Fac Auth
Webster Univ(16)                                                  5.25%     4/1/2021          Aaa         2,000         2,110,200
MO St Hlth & Edl Facs Auth
Rev Edl Facs Washington Univ                                      5.00%    2/15/2033          AAA         6,995         7,215,762
Puerto Rico Comwlth Bal Pub Impt
PA 1280 RIBs RITES                                               5.788%     7/1/2034          AA+         2,000         2,050,920
University MO Univ Rev Ref
Sys Facs Ser B(15)(16)                                            5.00%    11/1/2027          AAA         1,500         1,549,980
                                                                                                                  ---------------
TOTAL                                                                                                                  23,726,230
                                                                                                                  ---------------

GENERAL OBLIGATION 11.43%
Franklin Cnty MO Reorg Sch
Dist No R-XV                                                      6.00%     3/1/2020          AA+           390           421,590
Hazelwood MO Sch Dist Impt MO
Direct Dep Pg                                                     5.25%     3/1/2020          AA+           630           677,477
Marion Cnty MO Sch Dist No 060
Ref & Impt MO Direct Dep(12)                                      5.00%     3/1/2025          AAA         1,400         1,472,884
North Kansas City MO Sch Dist
No 74 Ref & Impt MO Direct Dep                                    5.00%     3/1/2025          AA+         1,750         1,825,285
Puerto Rico Comwlth Pub
Impt Ser A(15)(16)                                                5.50%     7/1/2029          AAA         1,000         1,157,400
Puerto Rico Comwlth Pub Impt Ser B(11)                            5.50%     7/1/2011          AAA         3,985         4,321,533
Puerto Rico Muni Fin Agy Ser A(12)                                5.75%     8/1/2012          AAA         1,200         1,290,696
St Louis Cnty MO Pkwy Sch Ser A                                   5.00%     3/1/2024          AA+         3,320         3,485,568
St Louis Cnty MO Sch Dist No R 8
Lindbergh(16)                                              Zero Coupon      3/1/2018          AAA         2,080         1,253,387

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
St Louis MO Bd Ed MO Direct
Dep Pg Ser A(16)                                                  5.00%     4/1/2025          AAA    $    1,000   $     1,053,030
University City MO Sch Dist(16)                                  10.00%    2/15/2008          AAA         1,175         1,258,872
                                                                                                                  ---------------
TOTAL                                                                                                                  18,217,722
                                                                                                                  ---------------

HEALTHCARE 10.95%
Cape Girardeau Cnty MO Ind
Dev Auth Hlthcare Facs Rev(b)                                     5.75%     6/1/2032           A-         1,600         1,660,224
Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(12)                                      5.625%     3/1/2012          AAA         2,170         2,218,087
Hannibal MO Indl Dev Auth
Hlth Facs Rev(c)                                                  5.00%     3/1/2022         BBB+           835           855,950
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Pj                                      5.75%    2/15/2035         BBB+         2,500         2,657,650
MO St Hlth & Edl Facs Auth BJC Hlth                               5.25%    5/15/2032           AA         5,000         5,194,950
MO St Hlth & Edl Facs Auth
Rev PA 1049 RIBs RITES(2)                                        9.047%     6/1/2010          AAA(a)        855         1,086,979
MO St Hlth & Edl Facs Auth
Rev Sr Living Facs Lutheran Ser A(b)                             5.375%     2/1/2035           A-         3,680         3,782,488
                                                                                                                  ---------------
TOTAL                                                                                                                  17,456,328
                                                                                                                  ---------------

HOUSING 9.32%
MO St Dev Fin Bd Multi Fam
Rev Quality Hill Pj Ser A(17)                                     5.60%    9/15/2028           AA         2,115         2,140,930
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Ashley Pk-2 AMT(9)                                  4.75%     7/1/2026           AA         1,000         1,002,250
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Ashley Pk-2 AMT(9)                                  4.75%     7/1/2030           AA         1,000           992,810
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Ashley Pk-2 AMT(9)                                 4.875%     7/1/2037           AA         1,500         1,502,775
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Meadow Ridge-1 AMT(9)                               4.75%     7/1/2025           AA           605           597,443
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Meadow Ridge-1 AMT(9)                              4.875%     7/1/2030           AA           530           518,525
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Meadow Ridge-1 AMT(9)                               5.00%     7/1/2037           AA           900           890,100
MO St Hsg Dev Cmnty Sing Fam
Mtg Rev Hmownrship Ln Pg A AMT(14)                                4.75%     9/1/2026          AAA         1,200         1,181,460
MO St Hsg Dev Cmnty Sing Fam
Mtg Rev Hmownrship Ln Pg B AMT(c)(14)                             4.70%     9/1/2026          AAA         2,000         1,981,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MO St Hsg Dev Cmnty Sing Fam
Mtg Rev Hmownrship Ln Pg B AMT(c)(14)                             4.80%     9/1/2031          AAA    $    2,000   $     1,979,640
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Pg A-1 AMT(14)                                 5.90%     9/1/2035          AAA           980         1,040,515
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(14)                                         5.375%     9/1/2022          AAA           790           801,084
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(14)                                   Zero Coupon      3/1/2029          AAA           785           224,526
                                                                                                                  ---------------
TOTAL                                                                                                                  14,853,838
                                                                                                                  ---------------

INDUSTRIAL 0.71%
Childrens Tr Fd Puerto Rico
Tob Settlment Rev Asset Bkd Bds                                   5.50%    5/15/2039          BBB         1,100         1,130,921
                                                                                                                  ---------------

LEASE 8.62%
Cape Girardeau Cnty
MO Bldg Corp Reorg Sch Dist R-02
Jackson R-II HS Pj(16)                                            5.25%     3/1/2026          AAA         1,000         1,070,930
Gladstone MO Ser A COP(2)                                         5.35%    6/15/2016          Aaa         1,095         1,156,254
Grandview MO COP(11)                                              5.00%     1/1/2027          Aaa         1,700         1,766,861
Jackson Cnty Mo Pub Bldg Corp
Leasehold Rev Cap Impts Pj                                        5.00%    12/1/2029          Aa3         1,500         1,543,425
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(11)                                         5.00%     2/1/2012          Aaa         1,090         1,159,444
Kansas City MO Spl Fac Rev
MCI Overhaul Base Pj Ser G AMT                                    4.50%     9/1/2026          AA-           530           501,518
MO Dev Fin Bd Cultural Facs
Nelson Gallery Fndtn Ser A(16)                                    5.00%    12/1/2030          AAA         3,300         3,409,659
MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)                                        5.25%    8/15/2016          AAA         2,405         2,602,908
St Francois Cnty MO COP(11)                                       5.00%     2/1/2025          AAA           500           525,815
                                                                                                                  ---------------
TOTAL                                                                                                                  13,736,814
                                                                                                                  ---------------

MISCELLANEOUS 9.48%
Kansas City MO Muni
Assistance Corp Leasehold Bartle(16)                              5.00%    4/15/2020          AAA         1,500         1,526,925
Kansas City MO Muni Assistance
Corp Rev Leasehold Ser 2001A(2)                                   5.00%     3/1/2019          AAA         1,500         1,567,590
Kansas City MO Muni Assistance
Corp Rev Ser A                                                   5.125%     3/1/2019           A2         1,100         1,141,239
MO Dev Fin Bd Cultural Facs
Nelson Gallery(16)                                                5.25%    12/1/2013          AAA         2,305         2,471,121

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MO St Dev Fin Bd Infra Facs Rev
Crackerneck Creek Pj Ser C                                        5.00%     3/1/2028           A+    $    1,000   $     1,014,000
MO St Dev Fin Bd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                                   5.875%     4/1/2020          Aaa         1,000         1,059,260
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                                           5.25%     7/1/2033          BBB         2,500         2,598,050
Puerto Rico Pub Bldgs Auth
Rev Ref Govt Facs Ser C GTD                                       5.75%     7/1/2018          BBB         1,000         1,113,580
St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)                                        Zero Coupon     7/15/2020          AAA         2,000         1,043,320
St Louis MO Muni Fin Corp
Lease Carnahan Courthouse SerA(11)                               5.125%    2/15/2027          Aaa         1,500         1,564,215
                                                                                                                  ---------------
TOTAL                                                                                                                  15,099,300
                                                                                                                  ---------------

POWER 2.29%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                       5.125%     7/1/2029           A3         1,500         1,551,645
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                                    5.00%     7/1/2025          AAA         2,000         2,094,800
                                                                                                                  ---------------
TOTAL                                                                                                                   3,646,445
                                                                                                                  ---------------

PRE-REFUNDED 17.25%
Belton MO Sch Dist No 124 MO
Direct Deposit Pg(12)                                             6.00%     3/1/2020          AAA         1,770         1,918,715
Boone Cnty MO Reorg
Sch Dist No R-6                                                   6.00%     3/1/2020          AA+           500           540,120
Mehlville MO Sch Dist No R9
MO Cap Impt Pj COP(12)                                            5.25%     9/1/2013          AAA         1,000         1,078,770
MO Sch Bds Assoc Lease Partn
NIXA Reorg Sch Dist R-2(17)                                       5.40%     3/1/2020           AA           850           891,106
MO St Bonne Terre Prison Pj
Ser A COP(2)                                                      5.15%     6/1/2018          AAA         1,015         1,060,563
MO St Envr Impt & Enrg St
Revolving FD-E                                                   5.625%     7/1/2016          Aaa           630           639,576
MO St Hlth & Edl Facs Auth
Washington Univ Ser A                                             6.00%     3/1/2030          Aaa           850           927,171
MO St Hlth & Edl Facs Auth Rev(2)                                 5.25%     6/1/2028          AAA         5,000         5,397,000
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         3,050         3,484,015
Puerto Rico Comwlth Pub Impt Ser A                               5.125%     7/1/2031          AAA         1,210         1,293,151
Puerto Rico Comwlth Ser A                                         5.50%    10/1/2040          AAA         2,700         2,892,105

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Springfield MO Sch Dist No R12
MO Direct Deposit Pg                                              5.85%     3/1/2020          AA+    $      500   $       537,420
St Louis MO Muni Fin Corp Rev
City Justice Ctr Ser A(2)                                         6.00%    2/15/2020          Aaa           760           829,776
St Louis MO Pub Safety(11)                                       5.125%    2/15/2018          AAA           270           282,477
St. Louis Cnty MO Pattonville
No R-3 Sch Dist(11)                                               6.00%     3/1/2019          AAA           845           921,718
St. Louis MO Arpt Rev Arpt
Dev Pg Ser A(16)                                                  5.25%     7/1/2031          AAA         2,000         2,144,320
St. Louis MO Pkg Fac Rev ETM(16)                                 5.375%   12/15/2021          AAA            10            10,314
St. Louis MO Sch Dist(11)                                         6.00%     4/1/2012          AAA           575           582,550
University MO Univ Rev Sys Facs                                   5.80%    11/1/2027           AA         1,975         2,059,451
                                                                                                                  ---------------
TOTAL                                                                                                                  27,490,318
                                                                                                                  ---------------

RESOURCE RECOVERY 1.62%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                                     7.20%     7/1/2016          Aaa         1,085         1,095,134
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D                                    5.625%     7/1/2016          Aaa           220           223,225
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E                                     5.90%     1/1/2019          Aaa           240           242,978
St Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                                            5.875%    11/1/2026           A+         1,005         1,026,216
                                                                                                                  ---------------
TOTAL                                                                                                                   2,587,553
                                                                                                                  ---------------

TRANSPORTATION 9.54%
Bi State Dev Agy MO Met Dist
Rev Metrolink Cross Cnty Pj B(12)                                 5.00%    10/1/2032          AAA         3,500         3,623,690
MO St Hwy & Trans Commn St
Rd Rev Multi Modal Third Lien B-2                                 3.10%#    5/1/2015          Aaa         1,300         1,300,000
MO St Hwy & Trans Commn St Rd
Rev Ser A                                                         5.00%     2/1/2022          AAA         1,970         2,054,671
MO St Hwy & Trans Commn St Rd
Rev Ser A                                                         5.25%     2/1/2020          AAA         1,830         1,938,373
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2036         BBB+           500           535,115
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)      2,500         3,036,700
St. Louis MO Arpt Rev
Airport Dev Pg Ser A(16)                                         5.125%     7/1/2022          AAA         2,000         2,084,140

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MISSOURI TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
St Louis MO Arpt Rev Lambert
St Louis Int'l Ser B AMT(11)                                      5.25%     7/1/2027          AAA    $      625   $       636,156
                                                                                                                  ---------------
TOTAL                                                                                                                  15,208,845
                                                                                                                  ---------------

WATER/SEWER 5.92%
Metropolitan St Louis MO Swr
Dist Wastewtr Sys Rev Ser A(16)                                   5.00%     5/1/2034          AAA         4,000         4,161,440
MO St Dev Fin Bd Solid Wst
Disp Rev P & G Paper Pj AMT                                       5.20%    3/15/2029          AA-         1,000         1,078,530
MO St Envr Impt & Enrg Res
Auth Wtr Pollutn Rev Pg A                                         5.00%     7/1/2014          Aaa         1,000         1,073,170
St. Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(16)                                         5.125%    12/1/2027          Aaa         3,000         3,127,500
                                                                                                                  ---------------
TOTAL                                                                                                                   9,440,640
                                                                                                                  ---------------
TOTAL INVESTMENTS IN MUNCIPAL BONDS 102.02% (cost $156,973,750)                                                        162,594,95
                                                                                                                  ===============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (2.02%)                                                                 (3,218,644)
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    159,376,31
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW JERSEY TAX-FREE FUND March 31, 2006

MUNICIPAL BONDS 99.38%

EDUCATION 17.08%
Higher Ed Stud Assist Auth NJ
Student Loan Rev Ser A AMT(16)                                    6.15%     6/1/2019          AAA           635           643,903
NJ Econ Dev Auth Rev Sch Facs
Constr Ser 0                                                     5.125%     3/1/2030          AA-         2,500         2,600,475
NJ Econ Dev Auth Sch Facs
Constr Ser P                                                      5.25%     9/1/2024          AA-         2,000         2,136,060
NJ Econ Dev Auth Sch Facs
Constr Ser P                                                      5.25%     9/1/2026          AA-         1,000         1,064,060
NJ St Edl Facs Auth Rev Kean
Univ Ser D(11)                                                    5.00%     7/1/2033          AAA         2,500         2,584,125
NJ St Edl Facs Auth Rev
Princeton Theological Seminary                                    5.00%     7/1/2026          AAA         2,500         2,607,700
NJ St Edl Facs Auth Rev Ref
Rowan Univ Ser D(2)                                               4.50%     7/1/2030          AAA         1,100         1,072,962
NJ St Edl Facs Auth Rev Ser I
Rowan(11)                                                        5.125%     7/1/2030          AAA         2,650         2,781,228
NJ St Edl Facs Auth Rev
Richard Stockton College F(2)                                     5.00%     7/1/2028          Aaa         1,000         1,041,990

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NJ St Edl Facs Auth Rev
William Paterson Ser E(19)                                        5.00%     7/1/2027          AAA    $    2,500   $     2,591,950
Puerto Rico Comwlth
PA 1280 RIBs RITES                                               5.788%     7/1/2034          AA+         2,000         2,050,920
Rutgers St Univ NJ COP(2)                                         5.00%     1/1/2024          AAA           800           834,344
Rutgers St Univ NJ Ser A                                          5.20%     5/1/2027           AA           750           775,957
                                                                                                                  ---------------
TOTAL                                                                                                                  22,785,674
                                                                                                                  ---------------

GENERAL OBLIGATION 3.31%
Millburn Twp NJ Sch Dist                                          5.35%    7/15/2018          Aa1         1,050         1,176,640
Millburn Twp NJ Sch Dist                                          5.35%    7/15/2019          Aa1           250           282,560
Montville Twp NJ Fire Dist No 23                                  5.25%    7/15/2016           A2           410           438,606
Pohatcong Twp NJ Sch Dist(12)                                     5.25%    7/15/2026          AAA         1,335         1,510,259
Puerto Rico Comwlth Pub Impt(6)(12)                               4.50%     7/1/2023          AAA         1,000         1,010,320
                                                                                                                  ---------------
TOTAL                                                                                                                   4,418,385
                                                                                                                  ---------------

HEALTHCARE 14.10%
Camden Cnty NJ Impt Auth Hlthcare
Redev Rev Cooper Health Sys Oblig Grp A                           5.00%    2/15/2035          BBB           500           492,455
NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj                                                  6.00%     6/1/2025           A+         1,000         1,093,860
NJ Hlthcare Facs Fin Auth
Dept Human Svcs Greystone Pk
Psychiatric Hosp(2)                                               5.00%    9/15/2027          AAA         1,200         1,246,656
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                                     5.75%     7/1/2031           A2         4,000         4,265,360
NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(9)                                      6.50%     2/1/2022          AAA           720           721,224
NJ Hlthcare Facs Fin Auth Rev
Hunterdon Medical Ctr Ser A                                       5.25%     7/1/2025           A-           600           629,520
NJ Hlthcare Facs Fin Auth
Rev Cap Hlth Sys Oblig Grp Ser A                                 5.375%     7/1/2033         Baa1         2,000         2,053,480
NJ Hlthcare Facs Fin Auth
Rev RWJ Hlthcare Corp Ser B(17)                                   5.00%     7/1/2035           AA         1,000         1,025,220
NJ Hlthcare Facs Fin Auth
Rev St Clare's Hosp Ser A(17)                                     4.75%     7/1/2025           AA         1,100         1,088,978
Passaic Cnty NJ Impt Auth Lease
Rev Preakness Hlthcare Ctr Pj(2)                                  5.00%     5/1/2035          Aaa         1,500         1,555,305
Puerto Rico Indl Tourist Edl &
Envr Ctrl Fac Hosp Ser A                                         6.125%   11/15/2030           AA         1,000         1,101,390
Puerto Rico Indl Tourist Edl
Envr Ctrl Fac Hosp Ser A                                         6.125%   11/15/2025           AA           415           458,372

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND March 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Indl Tourist Edl
Mutuo Oblig Grp Ser A(16)                                         6.25%     7/1/2024          AAA    $    1,000   $     1,011,540
Univ Medicine & Dentistry NJ COP(16)                              5.00%    6/15/2036          AAA         2,000         2,062,240
                                                                                                                  ---------------
TOTAL                                                                                                                  18,805,600
                                                                                                                  ---------------

HOUSING 0.08%
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(13)                                        6.50%     3/1/2025          AAA(a)        100           100,846
                                                                                                                  ---------------

INDUSTRIAL 7.56%
Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT                                           5.375%    11/1/2035         BBB-           750           761,152
NJ Econ Dev Auth Amer Wtr Co
Inc Ser B AMT(11)                                                5.375%     5/1/2032          AAA         5,000         5,172,250
NJ Econ Dev Auth Middlesex
Wtr Co Pj AMT(16)                                                 5.35%     2/1/2038          AAA         2,500         2,567,500
NJ Econ Dev Auth Dev Rev
Ref Kapkowski Rd Landfill Pj                                      6.50%     4/1/2028         Baa3           675           797,641
Tob Settlment Fin Corp NJ Asset Bkd                               5.75%     6/1/2032          BBB           755           785,034
                                                                                                                  ---------------
TOTAL                                                                                                                  10,083,577
                                                                                                                  ---------------

LEASE 2.32%
Morris-Union Jointure Commn NJ COP(17)                            5.00%     5/1/2027           AA         1,000         1,026,380
Rutgers St Univ NJ COP(2)                                         5.00%     1/1/2038          AAA         2,000         2,063,280
                                                                                                                  ---------------
TOTAL                                                                                                                   3,089,660
                                                                                                                  ---------------

MISCELLANEOUS 6.83%
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)                                 5.625%     9/1/2019          Aaa           100           106,456
Middlesex Cnty NJ Impt Auth
Cnty Open Space Tr Fd GTD                                         5.25%    9/15/2022          AAA         1,910         2,045,858
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(16)                                   6.40%    12/1/2009          AAA           195           197,250
NJ Econ Dev Auth Rev Motor
Vehicle Surcharges Rev Ser A(16)                                  5.00%     7/1/2034          AAA           485           502,858
NJ Econ Dev Auth Rev Muni Rehab(2)                                5.00%     4/1/2028          AAA         1,130         1,165,606
NJ Envr Infra Ser 2004A                                           5.25%     9/1/2020          AAA         2,000         2,122,620
NJ Sports & Exposition Auth
St Contract Ser A(2)                                              5.00%     3/1/2026          AAA         1,230         1,287,687
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                                           5.25%     7/1/2033          BBB         1,250         1,299,025
Rahway NJ COP(16)                                                5.625%    2/15/2020          Aaa           365           389,543
                                                                                                                  ---------------
TOTAL                                                                                                                   9,116,903
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
POWER 4.82%
Brick Twp NJ Muni Util Auth(11)                                   5.00%    12/1/2025          Aaa    $    2,000   $     2,088,420
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                                    5.00%     7/1/2032          AAA         2,000         2,073,560
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                       5.125%     7/1/2029           A3         1,000         1,034,430
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                                    5.00%     7/1/2025          AAA         1,175         1,230,695
                                                                                                                  ---------------
TOTAL                                                                                                                   6,427,105
                                                                                                                  ---------------

PRE-REFUNDED 26.47%
Carteret NJ Bd Ed COP(16)                                         5.75%    1/15/2030          Aaa            80            85,838
Carteret NJ Bd Ed COP(16)                                         6.00%    1/15/2024          Aaa           430           467,174
Casino Reinvestment Dev Auth
NJ Parking Fee Rev Ser A(12)                                      5.25%    10/1/2015          AAA           100           102,444
Chatham Dist NJ Bd Ed(16)                                         5.00%    1/15/2019          Aaa         1,020         1,076,610
Chatham Dist NJ Bd Ed(16)                                        5.125%    1/15/2024          Aaa           595           631,253
Chatham Dist NJ Bd Ed(16)                                         5.25%    1/15/2026          Aaa         1,500         1,599,525
LaFayette Yard NJ Cmnty Dev GTD(16)                              5.625%     4/1/2021          Aaa           200           216,116
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         1,000         1,142,300
NJ Bldg Auth St Bldg Rev                                         5.375%    6/15/2019          AA-           450           473,180
NJ St Edl Facs Auth Rev
Princeton Univ Ser B                                             5.125%     7/1/2019          AAA           355           370,840
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                                              5.25%     7/1/2017          AAA           700           741,881
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                                              5.25%     7/1/2022          AAA         2,560         2,713,165
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                                              5.25%     7/1/2026          AAA         2,350         2,490,600
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                                             5.375%     7/1/2024          AAA         2,550         2,714,960
NJ St Hwy Auth Garden St Pkwy
Gen Rev Ref Sr Pkwy(11)                                           5.75%     1/1/2015          AAA           200           216,144
NJ St Tpk Auth Rev Ser A                                          5.50%     1/1/2027            A         3,000         3,184,620
NJ St Tpk Auth Rev Ser A(16)                                      5.50%     1/1/2030          AAA         1,500         1,594,995
NJ St Transn Tr Fd Auth
Transn Sys Ser B                                                  6.00%    6/15/2019          AAA         6,500         7,072,845
North Bergen Twp NJ Bd Ed COP(12)                                6.125%   12/15/2022          Aaa         1,185         1,317,151
Ocean Cnty NJ Gen Impt                                           5.125%     9/1/2020          Aa1         1,800         1,917,882

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Pohatcong Twp NJ Sch Dist(12)                                     5.95%    7/15/2023          AAA    $      650   $       667,453
Pohatcong Twp NJ Sch Dist(12)                                     5.95%    7/15/2026          AAA           250           256,713
Puerto Rico Comwlth Pub Impt Ser A                               5.125%     7/1/2031          AAA           620           662,606
South Brunswick Twp NJ(11)                                       5.625%    12/1/2023          AAA            45            48,013
Summit NJ                                                         5.70%     6/1/2020          AAA           325           344,870
Trenton NJ Pkg Auth Pkg Rev GTD(11)                               6.00%     4/1/2017          Aaa         1,000         1,085,720
Washington Twp NJ Bd Ed
Mercer Cnty(11)                                                   5.00%     1/1/2027          Aaa         2,000         2,121,540
                                                                                                                  ---------------
TOTAL                                                                                                                  35,316,438
                                                                                                                  ---------------

TOLL ROADS 1.59%
NJ St Tpk Auth Rev Rols
RR II R 323 RIBs(2)                                              6.709%     1/1/2035          Aaa         2,000         2,119,160
                                                                                                                  ---------------

TRANSPORTATION 14.29%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(12)                                     5.10%     1/1/2021          AAA         1,435         1,521,186
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(12)                                     5.20%     1/1/2025          AAA         1,700         1,803,581
Delaware River Port Auth PA &
NJ Rev(11)                                                        5.50%     1/1/2026          AAA         1,000         1,022,080
Port Auth NY & NJ(12)                                             5.00%    4/15/2032          AAA         4,725         4,932,948
Port Auth NY & NJ Cons 109th Ser                                 5.375%    1/15/2032          AA-           500           511,465
Port Auth NY & NJ Cons 119th
Ser AMT(11)                                                       5.50%    9/15/2019          AAA           150           152,508
Port Auth NY & NJ Cons 125th Ser(12)                              5.00%   10/15/2027          AAA         5,000         5,247,200
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2036         BBB+           500           535,115
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)      2,750         3,340,370
                                                                                                                  ---------------
TOTAL                                                                                                                  19,066,453
                                                                                                                  ---------------

WATER/SEWER 0.93%
North Hudson Swr Auth NJ
Rev Ser C(16)                                                     5.00%     8/1/2022          Aaa         1,025         1,061,705
Ocean Twp NJ Swr Auth Ref Ser B(11)                               5.25%    12/1/2011          Aaa           170           182,789
                                                                                                                  ---------------
TOTAL                                                                                                                   1,244,494
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $125,647,144)                                                                             132,574,295
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:
                                                              INTEREST      MATURITY       S&P OR        SHARES
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.23%

MONEY MARKET MUTUAL FUND 0.23%
Dreyfus NJ Municipal Cash Management (cost $305,133)                                                        305   $       305,133
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES 99.61% (cost $125,952,277)                                                            132,879,428
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.39%                                                                      517,192
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $   133,396,620
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
                                                                                                          (000)
                                                                                                     ----------
MUNICIPAL BONDS 99.03%

EDUCATION 8.64%
Albany Cnty NY Indl Dev Agy
Albany College of Pharmacy A                                     5.625%    12/1/2034         BBB-    $      700           737,926
Erie Cnty NY Indl Dev Agy
City Sch Dist Buffalo Pj(12)                                      5.75%     5/1/2026          AAA         1,000         1,118,950
Hempstead Twn NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(16)                                 5.80%     7/1/2015          AAA           750           768,833
NY New York City Indl Dev Agy
Civic Fac Rev NY Institute of Tech Pj(16)                         5.25%     3/1/2023          AAA           100           107,100
NY St Dorm Auth Lease Rev Cap
Apprec Court Fac                                           Zero Coupon      8/1/2021          AA+         3,265         1,655,975
NY St Dorm Auth Rev 4201 Schools Pg                               6.25%     7/1/2020          AA-         1,685         1,853,904
NY St Dorm Auth Rev Colgate Univ(16)                              6.00%     7/1/2016          AAA         1,000         1,150,270
NY St Dorm Auth Rev New York
Univ Ser A(2)                                                     5.75%     7/1/2015          AAA         2,000         2,261,380
NY St Dorm Auth Rev Pratt Institute(17)                           6.00%     7/1/2024           AA         1,000         1,080,260
NY St Dorm Auth Rev Pratt Institute(17)                           6.00%     7/1/2028           AA         2,000         2,157,960
NY St Dorm Auth Rev Sp Act
Sch Dist Pj(12)(16)                                               6.00%     7/1/2016          AAA         1,400         1,423,016
NY St Dorm Auth Revs New York
Univ A(11)                                                        5.00%     7/1/2034          AAA         3,125         3,246,625
NY St Dorm Auth Revs Non St
Supported Debt Insd McQuade Fndtn(2)                              4.25%     7/1/2020          AAA           250           247,353

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth St Personal
Income Tax Rev Ed Ser F                                           5.00%    3/15/2035          AAA    $      500   $       518,230
Rensselaer Cnty NY Indl Dev
Polytech Inst Ser B(2)(18)                                        5.50%     8/1/2022          AAA           200           210,988
Schenectady NY Indl Dev Agy
Civic Fac Rev Union College(2)                                   5.625%     7/1/2031          Aaa         1,500         1,644,435
St Lawrence Cnty NY Indl
Civic Fac Rev Clarkson Univ Pj                                   5.125%     7/1/2021           A3           250           258,020
                                                                                                                  ---------------
TOTAL                                                                                                                  20,441,225
                                                                                                                  ---------------

GENERAL OBLIGATION 10.31%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(12)                                    5.75%     5/1/2023          AAA         1,250         1,357,737
New York NY Ref Ser B                                             5.75%     8/1/2016           A+         1,000         1,093,340
New York NY Ser G                                                 5.00%     8/1/2023           A+         5,000         5,204,450
New York NY Sub Ser C-1                                           5.25%    8/15/2026           A+         2,500         2,648,975
New York NY Unrefunded Bal C(12)                                  5.75%    3/15/2027          AAA         1,305         1,416,825
New York NY Unrefunded Bal Ser C                                 5.625%    3/15/2020          AAA           155           167,354
New York NY Ser E                                                 5.25%     8/1/2014           A+         1,000         1,068,140
New York NY Ser J                                                 5.50%     6/1/2022           A+         5,095         5,480,844
Puerto Rico Comwlth Pub Impt                                      5.25%     7/1/2018          BBB         2,000         2,134,000
Puerto Rico Comwlth Pub Impt Ser A                                5.00%     7/1/2033          BBB           500           506,020
Puerto Rico Comwlth Pub Impt Ser A                                5.25%     7/1/2024          BBB         1,500         1,560,285
Puerto Rico Comwlth Unrefunded Bal
Pub Impt Ser A                                                   5.375%     7/1/2028          BBB         1,090         1,130,385
Puerto Rico Comwlth
Unrefunded Pub Impt(15)(16)                                       5.00%     7/1/2028          AAA           605           619,278
                                                                                                                  ---------------
TOTAL                                                                                                                  24,387,633
                                                                                                                  ---------------

HEALTHCARE 4.24%
Cortland Cnty NY Indl Dev Agy
Cortland Mem Hosp Pj(17)                                         5.625%     7/1/2024           AA         1,750         1,890,000
NY City Indl Dev Agy Rev
Harbor House Pj A(13)                                            5.875%    5/20/2044          AA+           610           680,644
NY St Dorm Auth Rev Insd NY
St Rehab Assn Ser A(2)                                            5.50%     7/1/2016          AAA           935         1,009,361
NY St Dorm Auth Rev Mental
Hlth Svc Fac(15)(16)                                              6.00%    8/15/2012          AAA         1,460         1,631,170
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)                                             5.40%     2/1/2031          AAA           300           318,039
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)                                             5.50%     8/1/2030          AAA         1,000         1,062,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)                                             5.50%     8/1/2038          AAA    $    1,000   $     1,058,780
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)                                      5.75%     7/1/2018          AAA         1,000         1,102,360
NY St Dorm Auth Revs Catholic
Hlth Long Island Oblig Grp                                        5.00%     7/1/2027         Baa1         1,250         1,255,775
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(16)                                 6.00%    2/15/2025          AAA            15            16,135
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(16)                                 6.00%    2/15/2030          AAA            15            16,107
                                                                                                                  ---------------
TOTAL                                                                                                                  10,040,411
                                                                                                                  ---------------

HOUSING 5.12%
NY New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT                                       5.50%    11/1/2034           AA         1,500         1,536,435
NY New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A-1(15)(16)                                 4.50%    11/1/2027          AAA         1,345         1,339,445
NY New York City Hsg Dev Corp
Multi Fam Rev Hsg Ser L AMT                                       4.85%    11/1/2025           AA         3,205         3,192,853
NY New York City Hsg Dev Corp
Ser B-2 AMT                                                       5.30%     5/1/2036           AA         2,000         2,046,040
NY St Dorm Auth Revs Insd
Jewish Bd Fam & Children(2)                                       5.00%     7/1/2023          AAA           500           522,490
NY St Dorm Auth Revs Ref Dept
of Hlth                                                           5.00%     7/1/2023          AA-           400           415,288
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B                                              5.25%     7/1/2021          AA-         1,000         1,070,270
NY St Dorm Auth Revs
Unrefunded 05 Mental D(15)(16)                                    6.00%    8/15/2021          AAA            20            20,771
NY St Mtg Agy Rev Hmownr Mtg Ser 70                               5.40%     4/1/2022          Aa1            70            71,998
NY St Mtg Agy Rev Hmownr Mtg
Ser 111 AMT(16)                                                   4.55%     4/1/2023          AAA           250           244,785
NY St Mtg Agy Rev Hmownr Mtg
Ser 130 AMT                                                       4.80%    10/1/2037          Aa1         1,680         1,655,825
                                                                                                                  ---------------
TOTAL                                                                                                                  12,116,200
                                                                                                                  ---------------

INDUSTRIAL 1.97%
NY Indl Dev Agy Pkg Fac Rev
Royal Charter NY Presbyterian(12)                                 5.75%   12/15/2029          AAA         1,000         1,097,240
NY New York City Indl Dev Agy Civic
Fac Rev American Natl Red Cross Pj(2)                             5.00%     2/1/2036          Aaa           500           518,835

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NY New York City Indl Dev Agy
United Jewish Appeal Fed Pj A                                     5.00%     7/1/2027          Aa2    $    1,250   $     1,303,037
TSASC Inc NY Ser 1                                                5.00%     6/1/2026          BBB         1,750         1,730,173
                                                                                                                  ---------------
TOTAL                                                                                                                   4,649,285
                                                                                                                  ---------------

LEASE 1.98%
NY St Urban Dev Corp Rev St Fac                                   5.70%     4/1/2020          AA-         4,150         4,693,359
                                                                                                                  ---------------

MISCELLANEOUS 8.77%
Broome Cnty NY Indl Dev Agy Civic
Fac Rev Univ Plaza Phase II Pj Ser B(1)                           5.10%     8/1/2036            A           500           505,710
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                                    5.20%     8/1/2030            A           750           766,718
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                                    5.20%     8/1/2036            A         1,000         1,018,860
New York Convention Ctr Dev Corp
NY Rev Hotel Unit Fee Secd(2)                                     5.00%   11/15/2035          AAA        15,000        15,615,000
NY New York City Tr Cultr Res Rev
Museum of American Art(1)                                         6.00%     7/1/2022            A           500           537,760
Puerto Rico Pub Bldgs Auth
Rev Govt Fac Ser G GTD                                            5.00%     7/1/2026          BBB         2,000         2,030,900
Puerto Rico Pub Bldgs Auth
Rev Unrefunded Bal Govt Facs Ser D                                5.25%     7/1/2027          BBB           265           276,567
                                                                                                                  ---------------
TOTAL                                                                                                                  20,751,515
                                                                                                                  ---------------

POWER 4.92%
NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B AMT RIBs                                    10.264%     7/1/2026           A+         4,000         4,216,000
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                                    5.00%     7/1/2032          AAA         1,500         1,555,170
Puerto Rico Elec Pwr Auth
Ser PP(11)                                                        5.00%     7/1/2025          AAA         2,000         2,091,900
Puerto Rico Elec Pwr Auth
Rev Ser II                                                        5.25%     7/1/2031           A3         3,625         3,770,689
                                                                                                                  ---------------
TOTAL                                                                                                                  11,633,759
                                                                                                                  ---------------

PRE-REFUNDED 32.66%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(11)                                      6.375%    12/1/2017          AAA           650           716,937
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(11)                                                   5.75%     7/1/2021          AAA           500           512,705

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(12)                                                   6.00%     7/1/2029          AAA    $      500   $       540,800
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)                                        6.00%     7/1/2016          AAA         2,000         2,103,560
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)                                        6.00%     7/1/2021          AAA         5,000         5,130,000
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)                                        6.10%     7/1/2026          AAA         2,000         2,052,460
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(11)                                        4.75%     4/1/2028          AAA         2,500         2,646,825
Metropolitan Transn Auth NY
Transn Fac Rev Svc Cntrct Ser R                                   5.50%     7/1/2017          AAA         1,000         1,110,760
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         2,000         2,284,600
New York City Transn Fin Auth
Fut Tax 2004 Ser C                                                5.50%     5/1/2025          AAA             5             5,322
New York City Transn Fin Auth
Fut Tax 2005 C                                                    5.50%     5/1/2025          AAA           550           585,382
New York City Transn Fin Auth
Fut Tax Secd C                                                    5.50%     5/1/2025          AAA           445           473,627
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser A                                             6.00%    8/15/2029          AAA           200           216,832
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B                                             6.00%   11/15/2024          AAA           950         1,043,803
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B                                             6.00%   11/15/2029          AAA         2,000         2,197,480
New York NY C(12)                                                 5.75%    3/15/2027          AAA         3,695         4,083,345
New York NY City Transn Fin Auth
Rev 2005 Fut Tax C                                                5.00%     5/1/2029          AAA           595           624,696
New York NY Ser C                                                5.625%    3/15/2020          AAA           845           925,875
NY New York City Muni Wtr Fin Auth
Wtr & Swr Sys Rev                                                 5.50%    6/15/2033          AAA         3,585         3,869,936
NY New York City Muni Wtr
Fin Auth Wtr & Swr Sys Rev
Unrefunded Bal Ser B                                              6.00%    6/15/2033          AA+         1,470         1,609,150
NY New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                                           6.00%    6/15/2033          AA+         3,360         3,691,800
NY St Dorm Auth Lease Rev
Court Facs Ser A                                                  5.50%    5/15/2020           A+         1,180         1,296,218
NY St Dorm Auth Lease Rev St Univ
Dorm Facs Ser A                                                   6.00%     7/1/2030          AA-         3,500         3,848,670

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Lease Rev St Univ
Dorm Facs Ser A                                                   6.25%     7/1/2020          AA-    $    1,250   $     1,386,687
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A                                                5.50%     7/1/2023          AA-         1,215         1,320,025
NY St Dorm Auth Rev Pace Univ(16)                                 6.00%     7/1/2029          AAA         1,610         1,770,388
NY St Dorm Auth Rev St Univ
Adl Facs Ser B(12)                                                5.75%    5/15/2017          AAA           395           430,262
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(12)                                          6.00%     7/1/2015          AAA           300           329,886
NY St Dorm Auth Revs Mental
Hlth Svcs B(16)                                                   6.00%    2/15/2025          AAA           985         1,068,715
NY St Dorm Auth Revs Mental
Hlth Svcs B(16)                                                   6.00%    2/15/2030          AAA           985         1,068,715
NY St Dorm Auth Revs Mental D(15)(16)                             6.00%    8/15/2021          AAA           980         1,019,150
NY St Dorm Auth Revs St
Univ Edl Facs                                                     5.50%    5/15/2026          AA-            75            76,671
NY St Envr Fac Corp St Clean
Wtr & Drinking                                                    6.00%    6/15/2019          AAA            80            85,740
Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM                                                 10.25%     7/1/2009          AAA           500           555,275
Puerto Rico Comwlth Hwy & Transn
Auth Transn Rev Ser B(16)                                        5.875%     7/1/2035          AAA           750           821,063
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B                                      6.50%     7/1/2027         BBB+         2,000         2,229,820
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.25%     7/1/2038          AAA         6,000         6,478,860
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2026         BBB+         1,000         1,019,620
Puerto Rico Comwlth Pub Impt(16)                                  5.00%     7/1/2024          AAA         1,000         1,039,690
Puerto Rico Comwlth Pub Impt(15)(16)                              5.00%     7/1/2028          AAA         1,130         1,174,850
Puerto Rico Comwlth Pub Impt                                     5.375%     7/1/2025          BBB         1,640         1,673,866
Puerto Rico Comwlth Pub Impt(16)                                  5.75%     7/1/2026          AAA         3,000         3,231,720
Puerto Rico Comwlth Pub Impt Ser A                               5.375%     7/1/2028          AAA           555           599,694
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D GTD                                           5.25%     7/1/2027           A-           735           789,434
Puerto Rico Pub Fin Corp Approp E                                 5.50%     8/1/2029          Aaa         1,000         1,087,440
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                              5.70%     8/1/2025          Aaa         2,000         2,143,440
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                              5.75%     8/1/2030          Aaa         2,500         2,544,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                                      5.625%     7/1/2020          AA+    $      115   $       124,777
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                                       5.75%     7/1/2030          AA+         1,500         1,634,835
                                                                                                                  ---------------
TOTAL                                                                                                                  77,275,456
                                                                                                                  ---------------

SALES TAX 0.87%
NY New York City Transn Fin Auth
Fut Tax Secd Ser E                                                5.00%     2/1/2033          AAA         2,000         2,059,240
                                                                                                                  ---------------

SPECIAL TAX 0.57%
NY New York City Transn Fin Auth Rev
Unrefunded Bal 2005 Fut B                                         5.00%     5/1/2029          AAA         1,310         1,347,204
                                                                                                                  ---------------

TRANSPORTATION 16.76%
Metropolitan Transn Auth NY Rev
Transn Ser F                                                      5.00%   11/15/2030            A         3,000         3,104,010
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(16)                                    5.50%     4/1/2019          AAA           690           729,012
NY New York City Indl Dev Agy Spl Fac
Rev Terminal One Group Assn Pj AMT                               5.50%#     1/1/2024           A3         2,000         2,102,960
NY New York City Transn Auth Met
Transn Auth Triborough 10 COP RIBs(2)                             8.28%     1/1/2030          Aaa         5,000         5,868,800
NY St Twy Auth Gen Rev Ser F(2)                                   5.00%     1/1/2030          AAA         1,000         1,038,660
NY St Twy Auth Gen Rev Ser G(12)                                  5.00%     1/1/2032          AAA        10,000        10,419,900
Port Auth NY & NJ Cons 93rd Ser                                  6.125%     6/1/2094          AA-         7,500         8,856,000
Port Auth NY & NJ Cons 106th
Ser AMT                                                           6.00%     7/1/2015          AA-           350           355,285
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2036         BBB+         3,500         3,745,805
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)      2,000         2,429,360
Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infra                                       5.00%     7/1/2028          BBB         1,000         1,011,720
                                                                                                                  ---------------
TOTAL                                                                                                                  39,661,512
                                                                                                                  ---------------

WATER/SEWER 2.22%
NY New York City Muni Fin Auth
Wtr & Swr Sys Rev Ref Ser C                                       4.75%    6/15/2033          AA+         3,000         3,026,370
NY St Envr Fac Corp St Clean
Wtr & Drinking                                                    6.00%    6/15/2019          AAA         1,420         1,517,909

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
NEW YORK TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                                            5.75%     4/1/2020          Aaa    $      650   $       701,597
                                                                                                                  ---------------
TOTAL                                                                                                                   5,245,876
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $223,409,585)                                                                             234,302,675
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                     ----------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%
Dreyfus NY Municipal Cash Management (cost $4,135)                                                            4             4,135
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 99.03% (cost $223,413,720)                                                            234,306,810
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.97%                                                                    2,290,379
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $   236,597,189
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
TEXAS TAX-FREE FUND MARCH 31, 2006

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
                                                                                                          (000)
                                                                                                     ----------
MUNICIPAL BONDS 100.39%

EDUCATION 9.36%
Fort Bend TX Indpt Sch Dist
Ref Ser A PSF GTD                                                 5.25%    8/15/2027          AAA    $      500           532,675
Lake Worth TX Indpt Sch Dist
Sch Bldg Ser A(2)                                                 5.25%    2/15/2031          AAA         1,020         1,079,160
Lehigh Cnty PA Gen Purp
Auth Revs College-Cedar
Crest College(17)                                                4.625%     4/1/2036           AA           150           145,155
Raven Hills TX Higher Ed Corp
Cardinal Vlg LLC Lamar Univ(16)                                   5.50%     8/1/2028          Aaa         1,000         1,080,500
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD                                                  5.25%    2/15/2029          AAA         2,000         2,110,540
Univ TX Univ Revs Fin Sys Ser B                                   5.00%    8/15/2033          AAA         1,400         1,440,726
Univ Houston TX Univ Revs Ref Cons(2)                             5.00%    2/15/2025          AAA         1,000         1,045,080
                                                                                                                  ---------------
TOTAL                                                                                                                   7,433,836
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 28.15%
Aledo TX Indpt Sch Dist Sch
Bldg Ser A PSF GTD                                               5.125%    2/15/2033          AAA    $    1,000   $     1,041,490
Argyle TX Indpt Sch Dist Ref(12)                                  5.25%    8/15/2040          AAA         1,000         1,056,720
Comal TX Indpt Sch Dist Ref
Ser A PSF GTD                                                     5.00%     2/1/2028          Aaa         1,000         1,032,590
Dallas Cnty TX Ref & Impt Ser A                                   5.00%    8/15/2020          AAA           250           261,208
Dallas TX Indpt Sch Dist Ref
PSF GTD                                                           5.00%    2/15/2021          AAA           300           312,657
Dickinson TX Indpt Dist PSF GTD(c)                                5.00%    2/15/2026          AAA         1,000         1,044,270
El Paso Cnty TX Hosp Dist
Ctfs Oblig(2)                                                     5.00%    8/15/2030          AAA         1,000         1,030,860
Lubbock TX Ref Wtr Wks Sys Surplus(12)                            5.00%    2/15/2018          AAA         1,000         1,058,630
Mansfield TX Indpt Sch Dist PSF GTD                               5.25%    2/15/2023          AAA         1,000         1,052,420
Mission Cons Indpt Sch Dist TX PSF GTD                            5.00%    2/15/2028          AAA         1,000         1,036,150
Pflugerville TX Indpt Sch
Dist PSF GTD                                                      5.00%    8/15/2026          AAA         1,000         1,036,050
Puerto Rico Comwlth Ser PMD-8 RIBs(16)                            8.03%     7/1/2026          Aaa           500           577,240
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A                                               5.125%     7/1/2031          BBB           745           759,498
Puerto Rico Muni Fin Agy Ser A                                    5.25%     8/1/2025          BBB         1,000         1,046,440
Snyder TX Indpt Sch Dist Sch Bldg(2)                              5.25%    2/15/2030          AAA           500           529,750
Socorro TX Indpt Sch Dist
Ser A PSF GTD                                                     5.00%    8/15/2027          AAA         1,150         1,196,149
Socorro TX Indpt Sch Dist
Unrefunded Bal PSF GTD                                            6.00%    2/15/2015          AAA            35            35,701
TX St Ser B RIBs                                                 9.226%    9/30/2011          Aa1         5,500         6,666,550
United Indpt Sch Dist TX PSF GTD                                 5.125%    8/15/2026          AAA         1,000         1,046,000
Webster TX Bal Cfts Oblig Ser A(12)                               6.00%     3/1/2017          AAA           500           539,745
                                                                                                                  ---------------
TOTAL                                                                                                                  22,360,118
                                                                                                                  ---------------

HEALTHCARE 1.59%
Puerto Rico Indl Tourist Edl
Envr Ctrl Fac Hosp Ser A                                         6.125%   11/15/2025           AA           910         1,005,104
Richardson TX Hosp Auth Hosp
Ref & Impt Baylor/Richardson                                     5.625%    12/1/2028          BBB           250           258,093
                                                                                                                  ---------------
TOTAL                                                                                                                   1,263,197
                                                                                                                  ---------------

INDUSTRIAL 14.04%
Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                                           6.00%     9/1/2025          BBB         1,000         1,044,160

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Orange Cnty TX Nav & Port
Dist Indl Dev Corp Rev North Star
Steel TX Pj                                                      6.375%     2/1/2017           A+    $    2,400   $     2,454,312
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line                                   7.375%    10/1/2020          AA+         5,500         7,114,855
TSASC Inc NY Ser 1                                                5.00%     6/1/2026          BBB           550           543,768
                                                                                                                  ---------------
TOTAL                                                                                                                  11,157,095
                                                                                                                  ---------------

LEASE 1.33%
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(16)                                        5.25%   11/15/2021          AAA         1,000         1,056,560
                                                                                                                  ---------------

POWER 0.47%
Brazos River Auth TX Pollutn Ctrl
Rev TXU Energy Co LLC Pj AMT                                      5.00%     3/1/2041         Baa2           375           373,140
                                                                                                                  ---------------

PRE-REFUNDED 34.99%
Blanco TX Ctfs Oblig(19)                                          5.50%    8/15/2027          AAA           665           726,353
Fort Bend Cnty TX Muni Util
Dist No 25(16)                                                    6.00%    10/1/2028          AAA         2,170         2,246,427
Gregory Portland TX Indpt Sch
Dist PSF GTD                                                      5.50%    8/15/2020          AAA         1,075         1,151,777
Harris Cnty TX Hlth Fac Dev
St Lukes Episcopal Hosp Ser A                                    5.375%    2/15/2026          AA-         1,000         1,074,690
Harris Cnty TX Hlth Facs
Dev Corp Hosp Rev Mem
Hermann Hlthcare Ser A                                           6.375%     6/1/2029            A         1,750         1,976,117
Houston TX Higher Ed Fin Corp
Higher Ed Rev Rice Univ Pj Ser A                                 5.375%   11/15/2029          AAA         1,000         1,066,600
Katy TX Indpt Sch Dist Ltd
Tax PSF GTD                                                      6.125%    2/15/2032          AAA         1,000         1,067,170
Laredo TX Indpt Sch Dist PSF GTD                                  5.25%     8/1/2024          AAA         1,000         1,049,580
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa           500           571,150
Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD                                                    5.875%    2/15/2019          AAA         1,000         1,094,970
Pearland TX Indpt Sch Dist PSF GTD                               5.125%    2/15/2022          AAA         1,500         1,560,360
Puerto Rico Comwlth Pub Impt Ser A                               5.125%     7/1/2031          AAA           380           406,114
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                             6.00%     7/1/2031         BBB+         1,980         2,169,070
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                             6.00%     7/1/2029          AAA         1,000         1,095,490

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
San Antonio TX Indpt Sch Dist
PSF GTD                                                           5.50%    8/15/2024          AAA    $    1,000   $     1,057,970
San Antonio TX Indpt Sch Dist
PSF GTD                                                           5.75%    8/15/2015          AAA         1,000         1,065,810
Socorro TX Indpt Sch Dist PSF GTD                                 6.00%    2/15/2015          AAA           885           903,187
Univ TX Univ Rev Fin Sys Ser A                                   5.375%    8/15/2017          AAA         3,030         3,193,771
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(11)                                          6.00%     8/1/2026          AAA         3,025         3,299,095
Webster TX Ctfs Oblig Ser A(12)                                   6.00%     3/1/2017          AAA           940         1,018,979
                                                                                                                  ---------------
TOTAL                                                                                                                  27,794,680
                                                                                                                  ---------------

RESOURCE RECOVERY 2.01%
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT                                    5.90%     4/1/2036           A+         1,500         1,596,225
                                                                                                                  ---------------

TRANSPORTATION 3.59%
Dallas Fort Worth TX Intl
Arpt Impt Jnt Ser B AMT(12)                                       5.00%    11/1/2035          AAA         1,000         1,007,760
Houston TX Arpt Sys Rev Sub
Lien Ser B(12)                                                    5.50%     7/1/2030          AAA         1,000         1,055,890
NY New York City Indl Dev Agy
Spl Fac Rev Terminal One Group
Assn Pj AMT                                                       5.50%#    1/1/2024           A3           750           788,610
                                                                                                                  ---------------
TOTAL                                                                                                                   2,852,260
                                                                                                                  ---------------

WATER/SEWER 4.86%
Brazos River Auth TX Wtr Rev
Supply Sys Ser A AMT(16)                                          5.00%    2/15/2028          AAA         1,000         1,002,960
Dallas TX Wtr Wks & Swr Sys Rev                                   5.00%    10/1/2012          AA+           750           781,140
El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(12)                                                    5.25%     3/1/2027          AAA         1,000         1,046,920
San Antonio TX Wtr Rev Ref Sys(12)                                5.00%    5/15/2028          AAA         1,000         1,028,560
                                                                                                                  ---------------
TOTAL                                                                                                                   3,859,580
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $74,474,808)                                                                               79,746,691
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
TEXAS TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:
                                                              INTEREST      MATURITY       S&P OR        SHARES
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.01%

MONEY MARKET MUTUAL FUND 0.01%
Dreyfus Municipal Cash Management Plus (cost $5,129)                                                          5   $         5,129
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 100.40% (cost $74,479,937)                                                             79,751,820
                                                                                                                  ===============
LIABILITIES IN EXCESS OF OTHER ASSETS (0.40%)                                                                            (318,015)
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    79,433,805
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2006

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
                                                                                                          (000)
                                                                                                     ----------
MUNICIPAL BONDS 99.04%

EDUCATION 15.46%
Central WA Univ Sys Rev(11)                                       5.00%     5/1/2034          Aaa    $    1,000         1,031,450
Seattle WA Museum Dev Auth
Spl Oblig GTD                                                    5.125%     4/1/2031          AAA         1,000         1,052,580
Univ WA Ed Resh Rev
Roosevelt Pj(15)(16)                                             5.375%     6/1/2029          AAA         1,100         1,145,023
WA St Higher Ed Fac Auth Rev
Gonzaga Univ Pj(16)                                               4.75%     4/1/2022          AAA         1,000         1,007,730
WA St Higher Ed Fac Gonzaga
Univ Pj(16)                                                      5.125%     4/1/2034          AAA         2,080         2,173,870
Western WA Univ Rev
Unrefunded Bal Student Rec Fee(16)                                5.00%     5/1/2033          AAA           630           645,882
                                                                                                                  ---------------
TOTAL                                                                                                                   7,056,535
                                                                                                                  ---------------

GENERAL OBLIGATION 21.35%
Bremerton WA(2)                                                   5.25%    12/1/2027          Aaa         1,440         1,514,966
King Cnty WA Pub Transn Sales Tax(16)                            5.375%     6/1/2029          AAA         1,000         1,074,660
King Cnty WA Sch Dist No 405
Bellevue(11)                                                      5.00%    12/1/2020          AAA         2,000         2,091,960
King Cnty WA Ser B                                                4.50%     1/1/2024          AAA           320           319,990
King Cnty WA Ser B(16)                                            5.00%     1/1/2030          AAA         1,000         1,018,300
Port Seattle WA Ser B AMT                                         5.75%    12/1/2025          AAA           750           791,513
Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                                             5.125%     6/1/2024          AAA           750           826,740
Skagit Cnty WA Pub Hosp
Dist No 002(16)                                                   5.25%    12/1/2026          Aaa    $    1,000         1,056,150
WA St Var Purp Ser C                                              5.25%     1/1/2017          Aa1         1,000         1,055,620
                                                                                                                  ---------------
TOTAL                                                                                                                   9,749,899
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 4.10%
Puerto Rico Indl Tourist Edl &
Envr Ctrl Fac Hosp Ser A                                         6.125%   11/15/2030           AA         1,000   $     1,101,390
Skagit Cnty WA Pub Hosp
Dist No 1 Rev Skagit Vly Hosp                                     5.50%    12/1/2030         Baa3           750           770,865
                                                                                                                  ---------------
TOTAL                                                                                                                   1,872,255
                                                                                                                  ---------------

HOUSING 1.66%
Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(13)                                  7.00%    6/20/2035          AAA           735           755,095
                                                                                                                  ---------------

INDUSTRIAL 0.67%
Tob Settlmnt Auth WA
Tob Settlmnt Asset Bkd                                            6.50%     6/1/2026          BBB           280           305,684
                                                                                                                  ---------------

MISCELLANEOUS 7.16%
Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(16)                                          Zero Coupon      2/1/2024          AAA         1,400           610,652
Puerto Rico Convention Ctr
Dist Auth Hotel Occupancy
Tax Ser A(5)                                                      4.50%     7/1/2036          AAA           500           487,855
Puerto Rico Pub Bldg Auth
Rev Govt Facs Ser I GTD                                          5.375%     7/1/2034          BBB         1,000         1,058,200
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(16)                                         5.75%    12/1/2028          AAA         1,000         1,113,670
                                                                                                                  ---------------
TOTAL                                                                                                                   3,270,377
                                                                                                                  ---------------

POWER 12.47%
Chelan Cnty WA Pub Util
Dist No 1 Cons Rev Ser A AMT(16)                                  6.40%     7/1/2017          AAA         1,000         1,048,070
Clark Cnty WA Pub Util
Dist No 1 Rev(12)                                                5.125%     1/1/2020          AAA           400           415,896
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro                                             8.75%     9/1/2018           AA           350           377,787
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro 2 Tier Ser B(2)                             8.75%     9/1/2006          AAA           485           494,928
Energy Northwest WA Elec Rev
Ref Pj 3 Ser A                                                    5.00%     7/1/2014          Aaa           750           797,280
Grant Cnty WA Pub Util
Dist No 2 Elec Rev Ser H(12)                                      5.00%     1/1/2022          AAA    $    1,000         1,008,900
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                                       5.125%     7/1/2029           A3         1,500         1,551,645
                                                                                                                  ---------------
TOTAL                                                                                                                   5,694,506
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
WASHINGTON TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 19.42%
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro                                             8.75%     9/1/2018           AA           150   $       162,039
King Cnty WA Sch Dist No 414
Lake Washington(6)(12)                                            5.50%    12/1/2019          AAA         1,000         1,075,840
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         1,000         1,142,300
Ocean Shores WA Wtr & Swr(12)                                     5.50%    12/1/2021          Aaa         1,000         1,082,750
Port Seattle WA Spl Fac Rev
Ser C AMT(16)                                                     6.00%     9/1/2029          AAA           915           994,587
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                             6.00%     7/1/2031         BBB+         1,000         1,095,490
Univ WA Univ Revs Student
Facs Fee(12)                                                      5.50%     6/1/2019          AAA           810           873,569
Vancouver WA Ltd Tax(2)                                           5.50%    12/1/2025          AAA         1,255         1,350,179
Vancouver WA Wtr & Swr Rev(11)                                    6.00%     6/1/2020          AAA         1,000         1,070,010
Western WA Univ Rev Student
Rec Fee(16)                                                       5.00%     5/1/2033          AAA            20            21,279
                                                                                                                  ---------------
TOTAL                                                                                                                   8,868,043
                                                                                                                  ---------------

TRANSPORTATION 14.26%
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(11)                                5.25%     2/1/2021          AAA         1,750         1,922,095
Port Kalama WA Rev Ser B AMT                                     5.625%    12/1/2015           A3           400           403,392
Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(16)                                      6.00%     9/1/2029          AAA         1,085         1,161,829
Port Tacoma WA Ser A(2)                                           5.25%    12/1/2034          AAA         2,000         2,112,300
Puerto Rico Comwlth Hwy & Transn
Auth Rev PA 1052 RIBs RITES                                      7.208%     1/1/2010          AAA(a)        750           911,010
                                                                                                                  ---------------
TOTAL                                                                                                                   6,510,626
                                                                                                                  ---------------

WATER/SEWER 2.49%
Pierce Cnty WA Swr Rev(2)                                         5.00%     8/1/2021          AAA         1,100         1,137,807
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $42,506,780)                                                                               45,220,827
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                     ----------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,327)                                                          1             1,327
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 99.04% (cost $42,508,107)                                                              45,222,154
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.96%                                                                      439,171
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    45,661,325
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.44%

EDUCATION 9.47%
Allegheny Cnty PA Higher Ed
Duquesne Univ Ser A(11)                                           5.00%     3/1/2013          AAA    $      150   $       160,273
Appalachian St Univ NC Rev
Ref Util Sys(16)                                                  5.00%    5/15/2010          AAA           100           105,341
Clark Cnty NV Sch Dist Ref Ser A(16)                              5.00%    6/15/2014          AAA           300           320,985
Delaware Cnty PA Auth Univ
Rev Ref Villanova Univ(11)                                        5.00%     8/1/2010          AAA           200           210,368
Univ TX Univ Rev Fin Sys Ser D                                    5.25%    8/15/2016          AAA           350           376,947
                                                                                                                  ---------------
TOTAL                                                                                                                   1,173,914
                                                                                                                  ---------------

GENERAL OBLIGATION 32.79%
Anaheim CA Unif High Sch Dist(12)                                 5.00%     8/1/2015          Aaa           200           215,748
Austin TX Indpt Sch Dist Ref
PSF GTD                                                           5.25%     8/1/2015          AAA           250           272,478
Davie Cnty NC Sch(2)                                              4.00%     5/1/2012          AAA           200           203,014
Erie Cnty NY Pub Impt Ser A(16)                                   5.00%    12/1/2008          AAA           250           258,647
Hemet CA Univ Sch Dist 2002 Election
Ser C(16)                                                         5.00%     8/1/2011          AAA           200           213,442
Jersey City NJ Ref Pub Impt Ser A(16)                             5.25%     9/1/2015          AAA           250           270,073
NC St Ref Ser A                                                   5.00%     6/1/2010          AAA           150           157,794
NJ St Ref Ser L(2)                                                5.25%    7/15/2013          AAA           300           324,837
OK St Ref Bldg Ser A(11)                                          5.00%    7/15/2014          AAA           200           213,674
PA St Ref 2nd Ser(11)                                             5.00%    10/1/2009          AAA           500           522,255
Pasadena CA Sch Dist Ser A Ref(11)                                5.00%    11/1/2015          AAA           250           270,125
Rockford MI Pub Schs Ref(16)                                      5.00%     5/1/2010          AAA           250           262,755
Salem Keizer OR Sch Dist No 24J(12)                               5.00%    6/15/2011          AAA           200           211,980
St Louis Park MN Indpt Sch
Dist No 283 Ref Sch Bldg Ser B(12)                                5.00%     2/1/2015          Aaa           300           318,927
Tantasqua MA Regl Sch Dist(12)                                    4.50%    10/1/2013          Aaa           235           243,615
Wayne Cnty MI Cmnty College Impt(11)                              5.25%     7/1/2010          Aaa           100           106,064
                                                                                                                  ---------------
TOTAL                                                                                                                   4,065,428
                                                                                                                  ---------------

LEASE 8.76%
CA St Pub Wks Bd Dept Hlth Svcs
Richmond Lab B(19)                                                5.00%    11/1/2017          AAA           315           333,919
CO St Dept Corrections
CO St Penitentiary II Pj B COP(2)                                 5.00%     3/1/2016          AAA           250           266,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(11)                                         5.00%     2/1/2012          Aaa    $      100   $       106,371
New York City NY Edl
Constr Fd Rev Ser A(16)                                           5.00%     4/1/2008          AAA           150           154,025
OH St Bldg Auth Ref St Facs
Adult Correction A(12)                                            5.50%    10/1/2010          AAA           210           225,143
                                                                                                                  ---------------
TOTAL                                                                                                                   1,085,518
                                                                                                                  ---------------

MISCELLANEOUS 7.69%
CA St Econ Recovery Ser A(11)                                     5.25%     7/1/2014          AAA           200           218,120
IL St Sales Tax Rev First Ser(12)                                 5.25%    6/15/2013          AAA           100           108,001
MI St Envr Ref(15)(16)                                            5.50%    12/1/2013          AAA           100           110,427
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(11)                           3.676%     4/1/2014          AAA           200           200,000
MO Dev Fin Bd Cultural Facs
Nelson Gallery(16)                                                5.25%    12/1/2013          AAA           100           107,207
OR St Dept Admin Svcs(12)                                         5.00%     9/1/2012          AAA           100           106,645
WI St Petroleum Inspect Fee Rev Ser 1(12)                         5.00%     7/1/2008          AAA           100           102,937
                                                                                                                  ---------------
TOTAL                                                                                                                     953,337
                                                                                                                  ---------------

POWER 11.16%
Houston TX Util Sys Rev Ref
Combined First Lien(12)                                           5.00%   11/15/2016          AAA           250           268,745
Houston TX Util Sys Rev Ref
Combustibles First Lien Ser A(16)                                 5.00%    5/15/2009          AAA           200           207,866
MI Pub Pwr Agy Rev Ref Belle
River Pj Ser A(16)                                                5.25%     1/1/2016          AAA           250           272,458
Puerto Rico Elec Pwr Auth Ref
Ref Ser JJ(16)                                                    5.25%     7/1/2013          AAA           100           108,502
South MN Muni Pwr Agy Supply
Rev Ser A(16)                                                     5.00%     1/1/2010          AAA           250           261,505
UT St Muni Pwr Agy Elec Sys Rev Ser A(2)                          5.00%     7/1/2011          Aaa           250           264,480
                                                                                                                  ---------------
TOTAL                                                                                                                   1,383,556
                                                                                                                  ---------------

PRE-REFUNDED 4.71%
Muhlenberg PA Sch Dist(11)                                        5.40%     9/1/2012          AAA           100           106,807
Muncy PA Sch Dist(11)                                             5.00%    5/15/2020          Aaa           250           265,410
NY St Dorm Auth Revs Mental D(15)(16)                             5.25%    8/15/2024          AAA           200           212,124
                                                                                                                  ---------------
TOTAL                                                                                                                     584,341
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INSURED INTERMEDIATE TAX-FREE FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL TAX 2.04%
Broward Cnty FL Spl Oblig(2)                                      5.00%     1/1/2012          AAA    $      250   $       252,882
                                                                                                                  ---------------

TRANSPORTATION 7.41%
KS St Tpk Auth Tpk Rev Ref Ser A(2)                               5.00%     9/1/2008          AAA           250           257,812
MA St Port Auth Rev Ser C(2)                                      5.00%     7/1/2011          AAA           200           211,584
New Haven CT Air Rights Pkg Ref(2)                               5.375%    12/1/2012          AAA           100           108,935
PA St Tpk Commn Oil Sr Ser A(16)                                  5.25%    12/1/2012          AAA           100           108,329
Washington DC Met Area Transn
Auth Gross Rev Ref(16)                                            5.00%     1/1/2007          AAA           230           232,399
                                                                                                                  ---------------
TOTAL                                                                                                                     919,059
                                                                                                                  ---------------

WATER/SEWER 14.41%
Columbus GA Wtr & Sew Rev Ref(12)                                 5.25%     5/1/2013          AAA           100           108,271
Lansing MI Sew Disp Sys Ref(11)                                   5.00%     5/1/2014          AAA           150           160,899
Las Cruces NM Jt Util Ref & Impt Rev
Ser A(16)                                                         5.50%     7/1/2016          AAA           300           312,531
Meadville PA Area Wtr Auth Wtr Rev(12)                            5.00%     7/1/2008          AAA           300           309,135
Miami-Dade Cnty FL Wtr & Swr
Rev Ref(16)                                                       5.00%    10/1/2007          AAA           250           255,102
Phoenix AZ Civic Impt Corp Wtr Sys
Rev Jr Lien(16)                                                   5.00%     7/1/2016          AAA           300           320,811
Pima Cnty AZ Swr Rev(12)                                          5.00%     7/1/2014          AAA           200           214,054
Shreveport LA Wtr & Swr Rev
Ref Ser A(11)                                                     5.00%    12/1/2012          AAA           100           106,208
                                                                                                                  ---------------
TOTAL                                                                                                                   1,787,011
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $12,309,907)                                                                               12,205,046
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                     ----------
SHORT-TERM INVESTMENT 0.01%

MONEY MARKET MUTUAL FUND 0.01%
Dreyfus Municipal Cash Management Plus (cost $872)                                                            1               872
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 98.45% (cost $12,310,779)                                                              12,205,918
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.55%                                                                      192,070
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    12,397,988
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
FLORIDA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.80%

EDUCATION 4.46%
Miami-Dade Cnty FL Edl Facs
Auth Rev Ser A(2)                                                 6.00%     4/1/2023          AAA    $    2,000   $     2,175,540
Volusia Cnty FL Sch Bd Ser A COP(12)                              5.00%     8/1/2026          Aaa         1,000         1,035,350
                                                                                                                  ---------------
TOTAL                                                                                                                   3,210,890
                                                                                                                  ---------------

GENERAL OBLIGATION 7.77%
Hillsborough Cnty FL Sch Bd COP(16)                               5.00%     7/1/2029          AAA         1,000         1,033,030
Puerto Rico Comwlth Ser 8 RIBs(16)                                8.03%     7/1/2026          Aaa         3,500         4,040,680
Puerto Rico Muni Fin Agy Ser A                                    5.25%     8/1/2025          BBB           500           523,220
                                                                                                                  ---------------
TOTAL                                                                                                                   5,596,930
                                                                                                                  ---------------

HEALTHCARE 11.06%
Brevard Cnty FL Hlth Facs Auth
Hlthcare Facs Rev Hlth First Inc Pj                               5.00%     4/1/2034            A         1,000         1,014,920
Highlands Cnty FL Facs Auth
Rev Hosp Adventist Hlth Sys D                                    5.875%   11/15/2029           A+         2,000         2,142,200
Miami FL Hlth Facs Auth
Catholic Hlth East Ser B                                          5.25%   11/15/2033           A1           225           231,813
Orange Cnty FL Hlth Facs Auth Rev
Hosp Orlando Regl Hlthcare B                                      4.75%   11/15/2036            A         1,000           973,200
Orange Cnty FL Hlth Facs Auth
Rev Nemours Foundation Pj                                         5.00%     1/1/2035          AAA         1,000         1,033,540
Puerto Rico Indl Tourist Edls
Med Envr Ctrl Facs Hosp                                           6.50%   11/15/2020           AA           410           459,105
Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(16)                                   5.50%     7/1/2028          AAA         1,875         2,108,269
                                                                                                                  ---------------
TOTAL                                                                                                                   7,963,047
                                                                                                                  ---------------

HOUSING 4.96%
FL Hsg Fin Corp Rev
Hmownr Mtg Ser 1 AMT(8)(14)                                       4.70%     7/1/2026           AA         1,000           988,860
Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(8)(14)                                            6.40%     3/1/2029          Aaa           505           514,125
Orange Cnty FL Hsg Fin Auth Hmowner
Rev Cap App Ser A-1 AMT(14)                                Zero Coupon      3/1/2028          Aaa           315            94,547
Pinellas Cnty FL Hsg Fin Auth Hsg
Rev Multi Cnty Pg Ser A-1 AMT(14)                                 5.50%     9/1/2035          Aaa         1,880         1,973,211
                                                                                                                  ---------------
TOTAL                                                                                                                   3,570,743
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 2.57%
Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)                                    5.125%    11/1/2019          AAA    $    1,250   $     1,305,613
TSASC Inc NY Ser 1                                                5.00%     6/1/2026          BBB           550           543,768
                                                                                                                  ---------------
TOTAL                                                                                                                   1,849,381
                                                                                                                  ---------------

LEASE 1.44%
UCF Assn Inc FL Ser A COP(11)                                     5.00%    10/1/2027          AAA         1,000         1,034,360
                                                                                                                  ---------------

MISCELLANEOUS 18.98%
Jacksonville FL Excise Taxes
Ref Ser C AMT(16)                                                 5.25%    10/1/2020          AAA         1,000         1,056,990
Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(11)                                          5.375%    10/1/2018          AAA         1,000         1,073,760
Miami-Dade Cnty FL Spl Oblig Fltg
Rate Cap Asset Acq Ser A RIBs(11)                                3.676%     4/1/2014          AAA         1,500         1,500,000
Miami-Dade Cnty FL Spl Oblig
Sub Ser A(16)                                              Zero Coupon     10/1/2024          AAA         3,000         1,128,900
Miami-Dade Cnty FL Spl Oblig
Sub Ser B(16)                                                     5.00%    10/1/2037          AAA         1,000         1,019,890
Orange Cnty FL Sales Tax Rev
Ref Ser B(11)                                                    5.125%     1/1/2032          AAA         1,425         1,487,971
Orange Cnty FL Tourist Dev Sub(2)                                5.125%    10/1/2025          AAA         1,445         1,522,943
Osceola Cnty Tourist Dev Tax
Rev Ser A(11)                                                     5.00%    10/1/2032          AAA         1,400         1,443,778
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                                           5.25%     7/1/2033          BBB         1,250         1,299,025
Seminole Cnty FL Sales Tax Rev Ser A(16)                          5.00%    10/1/2031          AAA         1,000         1,042,190
Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(16)                                            6.00%    10/1/2015          AAA           450           503,757
West Palm Beach FL Cmnty Cnty Redev
Agy Northwood-Pleasant Cmnty Redev                                5.00%     3/1/2029            A           575           584,407
                                                                                                                  ---------------
TOTAL                                                                                                                  13,663,611
                                                                                                                  ---------------

POWER 1.39%
JEA FL Elec Sys Rev Ser 3 2005 B(12)                              4.75%    10/1/2033          AAA         1,000         1,002,880
                                                                                                                  ---------------

PRE-REFUNDED 26.80%
Boca Raton FL Ref                                                 5.25%     7/1/2016          AAA         1,615         1,707,540
Boca Raton FL Ref                                                 5.25%     7/1/2017          AAA         1,000         1,057,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
FL St Bd of Ed Pub
Ed Cap Outlay Ser E                                              5.625%     6/1/2025          AAA    $    1,000   $     1,083,260
FL St Bd of Ed Pub Ed Cap
Outlay Ser A                                                      5.25%     6/1/2024          AAA         2,000         2,137,860
Highlands Cnty FL Hlth Facs Auth
Rev Hosp Adventist/Sunbelt Ser A                                  6.00%   11/15/2031           A+         2,000         2,154,520
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(11)                                                 6.375%     7/1/2029          AAA         1,250         1,390,163
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         1,250         1,427,875
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare                                    5.75%    12/1/2032            A         1,000         1,107,470
Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                                    6.00%    10/1/2016          AAA           710           720,465
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                             6.00%     7/1/2031         BBB+         1,000         1,095,490
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                             6.50%     7/1/2027         BBB+         1,000         1,114,910
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                             6.00%     7/1/2029          AAA           880           964,031
Tampa Bay Wtr FL Util Sys Rev(11)                                 6.00%    10/1/2024          AAA         3,000         3,328,890
                                                                                                                  ---------------
TOTAL                                                                                                                  19,289,774
                                                                                                                  ---------------

RESOURCE RECOVERY 1.06%
Jacksonville FL Pollutn Rev
Anheuser-Busch Pj                                                 5.70%     8/1/2031           A+           750           761,070
                                                                                                                  ---------------

TRANSPORTATION 7.64%
FL Ports Fin Commn Rev St Transn
Tr Fd Intermodal Pg AMT(11)                                       5.50%    10/1/2029          AAA         1,295         1,345,764
Miami-Dade Cnty FL Aviation
Rev Miami Intl Arpt Ser A AMT(19)                                 5.00%    10/1/2037          AAA         2,000         2,040,900
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(11)                                             5.125%     7/1/2025          Aaa           750           785,587
Pensacola FL Arpt Rev Ser A AMT(16)                              6.125%    10/1/2018          AAA         1,250         1,325,788
                                                                                                                  ---------------
TOTAL                                                                                                                   5,498,039
                                                                                                                  ---------------

WATER/SEWER 10.67%
Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(11)                                              5.00%    10/1/2032          AAA         1,000         1,031,270
Miami Beach FL Stormwater Rev(11)                                 5.25%     9/1/2020          AAA         1,000         1,060,890

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
FLORIDA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach FL Wtr & Swr Rev(2)                                   5.25%     9/1/2020          AAA    $    1,000   $     1,060,890
Miami Beach FL Wtr & Swr Rev(2)                                   5.50%     9/1/2027          AAA         1,000         1,059,660
Miami-Dade Cnty FL Stormwater
Util Rev(16)                                                      5.00%     4/1/2027          Aaa         1,000         1,040,380
Ocala FL Wtr & Swr Rev(11)                                        5.25%    10/1/2027          Aaa           800           850,800
Peace River/Manasota Regl Wtr Supply
Auth FL Rev Util Sys Ser B(12)                                    5.00%    10/1/2024          AAA         1,000         1,044,550
Sebring FL Wtr & Wastewtr Rev Ref(11)                             5.25%     1/1/2020          AAA           500           535,045
                                                                                                                  ---------------
TOTAL                                                                                                                   7,683,485
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $66,927,903)                                                                               71,124,210
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                     ----------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%
Dreyfus FL Muni Cash Management (cost $2,834)                                                                 3             2,834
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 98.80% (cost $66,930,737)                                                              71,127,044
                                                                                                                  ===============
OTHER ASSETS IN EXCESS OF LIABILITIES 1.20%                                                                               860,483
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    71,987,527
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
                                                                                                          (000)
                                                                                                     ----------
MUNICIPAL BONDS 98.01%

EDUCATION 22.25%
Albany-Dougherty GA Inner City Auth
Rev Albany St Univ Student Hsg A(19)                              5.00%     7/1/2031          AAA    $    2,000         2,059,520
Americus-Sumter GA Payroll Dev Auth
Rev GSW Fndtn Student Hsg Pj(5)                                   5.00%     6/1/2036          AAA         2,285         2,356,475
Athens-Clarke Cnty GA Univ
Govt UGA Rev CCRC Bldg LLC Pj(2)                                  5.00%   12/15/2032          AAA         1,050         1,084,282
Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                     5.00%    12/1/2027          Aaa         2,000         2,070,800
Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                                     5.25%    12/1/2023          Aaa           775           824,088

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser C                                                    4.625%     1/1/2035           A3    $    1,000   $       947,450
Bulloch Cnty GA Dev Auth GA
South Univ Pj(2)                                                  5.00%     8/1/2021          Aaa           400           416,680
Cobb Cnty GA Dev Auth Pkg Rev
Kennesaw St Univ Fdtn Inc Pj(16)                                  5.00%    7/15/2029          Aaa         1,250         1,302,363
Cobb Cnty GA Dev Auth Rev KSU
Town Point Real Estate A(5)                                       5.00%    7/15/2026          AAA           500           518,275
Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assoc(2)                                         5.50%    10/1/2017          AAA         1,000         1,089,170
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                                           5.00%    11/1/2031          AA+         1,400         1,442,028
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                                    5.125%    11/1/2021          AA+           750           792,135
Fulton Cnty GA Dev Auth Rev
Molecular Science Bldg Pj(16)                                     5.00%     5/1/2034          AAA         2,000         2,080,720
Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                                          5.875%    12/1/2030          AAA         1,850         2,011,283
Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                                        5.50%     2/1/2022          AAA         1,000         1,081,480
Marietta GA Dev Auth Rev Ser
Student Hsg SPSU Student Hsg I                                   5.125%    9/15/2023           A2         1,000         1,042,010
Private Colleges & Univs Auth
GA Rev Mercer Univ Pj                                             5.75%    10/1/2031         Baa2           500           531,845
Private Colleges & Univs Auth GA Rev
Spelman College                                                   5.25%     6/1/2021          Aa3         1,340         1,426,953
Richmond Cnty GA Dev Auth Edl Facs
Rev ASU Jaguar Student Ctr Ser A(19)                              5.00%     7/1/2034          Aaa         1,000         1,038,150
                                                                                                                  ---------------
TOTAL                                                                                                                  24,115,707
                                                                                                                  ---------------

GENERAL OBLIGATION 3.19%
GA St Ser F                                                       5.00%    11/1/2018          AAA         1,000         1,062,010
Puerto Rico Comwlth Pub Impt Ser A                                5.25%     7/1/2024          BBB           500           520,095
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A                                               5.125%     7/1/2031          BBB           665           677,941
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A                                               5.375%     7/1/2028          BBB         1,155         1,197,793
                                                                                                                  ---------------
TOTAL                                                                                                                   3,457,839
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 7.27%
Athens-Clarke Cnty GA Univ
Govt Catholic Hlth East Issue                                     5.50%   11/15/2032           A1    $    1,000   $     1,046,110
Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(16)                                  5.125%     1/1/2032          AAA           500           518,545
Cobb Cnty GA Hosp Auth Rev
Ref & Impt Rev Antic Ctfs(2)                                      5.25%     4/1/2024          AAA         1,000         1,070,360
Cobb Cnty GA Hosp Auth Rev
Ref Impt Rev Antics Ctfs(2)                                       5.25%     4/1/2021          AAA         1,000         1,076,020
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj                                    5.00%    12/1/2026         BBB+         1,000           989,770
Coffee Cnty GA Hosp Auth Rev
Ref Coffee Regl Med Ctr Inc Pj                                    5.25%    12/1/2022         BBB+         1,000         1,021,550
Glynn-Brunswick Mem Hosp Auth GA
Rev Unrefunded Bal 2005 Antic Ctfs(16)                            6.00%     8/1/2016          AAA           100           102,700
Liberty Cnty GA Hosp Auth Rev
Antic Ctfs Ref GTD(2)                                             5.00%     8/1/2026          Aaa         1,000         1,057,520
Puerto Rico Indl Tourist Edl
Med Envr Ctrl Fac Hosp                                            6.50%   11/15/2020           AA           410           459,106
Ware Cnty GA Hosp Auth Rev
Antic Ctfs GTD(16)                                                5.50%     3/1/2021          Aaa           500           529,070
                                                                                                                  ---------------
TOTAL                                                                                                                   7,870,751
                                                                                                                  ---------------

HOUSING 1.26%
GA St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                                               5.75%    12/1/2031          AAA           735           750,861
GA St Hsg & Fin Auth Rev Sub
Ser A-2 AMT                                                      4.875%    12/1/2024          AAA           100           100,803
Savannah GA Econ Dev Auth
Multi Fam Hsg Rev AMT(13)                                         5.15%   11/20/2022          AAA           500           512,570
                                                                                                                  ---------------
TOTAL                                                                                                                   1,364,234
                                                                                                                  ---------------

INDUSTRIAL 1.84%
Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                                     5.20%    5/15/2028          AA-           500           531,985
Childrens Tr Fd Puerto Rico Tob
Settlmnt Rev Asset Bkd Bds                                        5.50%    5/15/2039          BBB           750           771,082
Fulton Cnty GA Dev Auth Dist Cooling
Fac Sr Maxon Atlantic Station A AMT                              5.125%#    3/1/2026          BBB           500           490,500
Monroe Cnty GA Dev Auth Pollutn
GA Pwr Co Plant(2)                                                5.25%     7/1/2031          AAA           205           205,767
                                                                                                                  ---------------
TOTAL                                                                                                                   1,999,334
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
LEASE 2.89%
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser A                                                     5.00%     1/1/2035           A3    $    1,250   $     1,256,937
Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Ctr Pj                                       5.00%     6/1/2026           AA         1,040         1,080,092
GA Muni Assn Inc Ctfs City
Court Atlanta Pj(2)                                               5.25%    12/1/2026          AAA           750           799,770
                                                                                                                  ---------------
TOTAL                                                                                                                   3,136,799
                                                                                                                  ---------------

MISCELLANEOUS 3.13%
Assoc Cnty GA Leasing Pj
Rockdale Cnty GA Pub Purp Pj(2)                                  5.625%     7/1/2020          AAA            25            26,729
Atlanta & Fulton Cnty GA Rec
Auth Rev Park Impt Ser A(16)                                      5.00%    12/1/2030          AAA         1,000         1,040,340
Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(16)                                        5.625%    10/1/2026          AAA         1,000         1,149,700
George L Smith II GA World
Congress Ctr Auth Rev AMT(16)                                     5.75%     7/1/2015          AAA           500           531,360
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D GTD                               5.375%     7/1/2033          BBB           615           643,942
                                                                                                                  ---------------
TOTAL                                                                                                                   3,392,071
                                                                                                                  ---------------

POWER 4.44%
Muni Elec Auth GA Combustion
Cycle Pj Ser A                                                    5.00%    11/1/2023            A         1,000         1,014,650
Muni Elec Auth GA Combustion
Turbine Pj Ser A(16)                                              5.25%    11/1/2022          AAA         1,445         1,542,422
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(11)                                                    5.00%     7/1/2035          AAA         1,000         1,042,770
Puerto Rico Elec Pwr Auth Ref
Ser HH(12)                                                        5.25%     7/1/2029          AAA         1,135         1,208,945
                                                                                                                  ---------------
TOTAL                                                                                                                   4,808,787
                                                                                                                  ---------------

PRE-REFUNDED 31.96%
Atlanta GA Arpt Facs Rev
Gen Ser A(11)                                                     5.50%     1/1/2026          AAA           645           691,479
Atlanta GA Arpt Facs Rev
Gen Ser A(11)                                                     5.60%     1/1/2030          AAA         1,500         1,613,280
Atlanta GA ETM                                                    5.60%    12/1/2015          AA-            95            97,189
Clayton Cnty GA Wtr Auth
Wtr & Swr Rev                                                     6.25%     5/1/2017           AA         1,215         1,340,582

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Cobb Cnty GA Kennestone Hosp                               Zero Coupon      8/1/2015          AAA    $      395   $       223,171
Auth Rev Ctfs Ser 86 A ETM(16)
College Park GA Business &
Indl Dev Auth Civic Ctr Pj Rev(2)                                 5.75%     9/1/2026          AAA           450           494,631
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj                                           6.00%     6/1/2030           AA         1,000         1,097,590
Forsyth Cnty GA Sch Dist                                          6.00%     2/1/2016           AA         2,000         2,195,700
Forsyth Cnty GA Wtr & Swr Auth Rev                                6.25%     4/1/2021           AA           750           826,215
Glynn-Brunswick Mem Hosp GA
Rev 2005 Antic Ctfs(16)                                           6.00%     8/1/2016          AAA           240           246,749
Glynn-Brunswick Mem Hosp GA
Rev Antic Ctfs(16)                                                6.00%     8/1/2016          AAA            60            61,687
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                                   7.144%    10/1/2040          Aaa         1,000         1,142,300
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A                                        5.50%    11/1/2020           AA         1,000         1,080,870
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A                                        5.50%    11/1/2025           AA         1,000         1,068,460
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(16)                                 5.875%     7/1/2020          AAA         1,000         1,094,750
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser C                                      6.00%     7/1/2029          AAA           250           273,873
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                     5.375%     7/1/2036          AAA         1,405         1,526,799
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.25%     7/1/2038          AAA         1,500         1,619,715
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.75%     7/1/2041          AAA         3,385         3,748,346
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2026         BBB+         2,000         2,039,240
Puerto Rico Comwlth Pub Impt(6)(12)                               5.50%     7/1/2017          AAA           500           509,930
Puerto Rico Comwlth Pub Impt(16)                                  5.75%     7/1/2026          AAA         1,990         2,143,708
Puerto Rico Comwlth Pub Impt Ser A                                5.00%     7/1/2027          AAA           370           394,435
Puerto Rico Comwlth Pub Impt Ser A                               5.125%     7/1/2031          AAA           335           358,021
Puerto Rico Comwlth Ser A                                        5.375%     7/1/2028          AAA           580           626,707
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D                                               5.25%     7/1/2036           A-           915           982,765
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D                                              5.375%     7/1/2033           A-         1,685         1,821,350
Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(16)                                          5.50%     8/1/2020          AAA         1,500         1,627,755

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                              5.70%     8/1/2025          Aaa    $    3,000   $     3,215,160
Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                                              Zero Coupon     12/1/2021           NR         1,000           483,210
                                                                                                                  ---------------
TOTAL                                                                                                                  34,645,667
                                                                                                                  ---------------

RESOURCE RECOVERY 2.45%
Atlanta GA Wtr & Wstwtr Rev
Ser A Unrefunded Bal(11)                                          5.00%    11/1/2029          AAA         2,090         2,160,328
Cobb Cnty GA Dev Auth Solid Wst
Disp Rev GA Wst Mgt Pj Ser A AMT                                  3.65%#    4/1/2033          BBB           500           497,065
                                                                                                                  ---------------
TOTAL                                                                                                                   2,657,393
                                                                                                                  ---------------

TRANSPORTATION 5.59%
Atlanta GA Arpt Fac Rev AMT(16)                            Zero Coupon      1/1/2010          AAA           760           617,105
Augusta GA Arpt Rev
Gen Passenger Fac Charge A                                        5.15%     1/1/2035         Baa3           420           422,608
College Park GA Business & Indl Dev
Auth Rev Civic Ctr Pj(2)                                          5.25%     9/1/2026          AAA         1,000         1,076,370
Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)                                 5.00%     4/1/2018          AAA           500           513,260
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)      1,750         2,125,690
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(12)                                         5.00%     7/1/2032          AAA           225           232,405
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2036         BBB+         1,000         1,070,230
                                                                                                                  ---------------
TOTAL                                                                                                                   6,057,668
                                                                                                                  ---------------

WATER/SEWER 11.74%
Atlanta GA Wtr & Wstwtr(12)                                       5.00%    11/1/2034          AAA         1,000         1,030,180
Atlanta GA Wtr & Wstwtr(12)                                       5.00%    11/1/2037          AAA         3,820         3,924,362
Augusta GA Wtr & Swr Rev(12)                                      5.25%    10/1/2022          AAA           500           533,350
Augusta GA Wtr & Swr Rev(12)                                      5.25%    10/1/2030          AAA         1,110         1,172,504
Augusta GA Wtr & Swr Rev(12)                                      5.25%    10/1/2034          AAA         1,000         1,065,500
Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(2)                                                        5.25%     7/1/2021          Aaa           500           535,505
Coweta Cnty GA Wtr & Swr
Auth Rev(12)                                                      5.00%     6/1/2026          Aaa           500           546,125
DeKalb Cnty GA Wtr & Swr                                          5.00%    10/1/2028           AA         1,240         1,281,726

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GEORGIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Elberton GA Combined Util Sys                                     5.50%     1/1/2019          Aaa    $      550   $       594,825
Rev Ref & Impt(2)
Fulton Cnty GA Wtr & Swr Rev(11)                                  5.00%     1/1/2035          AAA           400           414,772
Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)                                                     5.00%     4/1/2023          Aaa           750           781,403
Lowndes Cnty GA Pub Facs Auth
Rev Wtr & Swr Pj(2)                                               5.00%     6/1/2025          AAA           805           845,363
                                                                                                                  ---------------
TOTAL                                                                                                                  12,725,615
                                                                                                                  ---------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.01% (cost $103,157,942)                                                       106,231,865
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.99%                                                                    2,160,820
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $   108,392,685
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

MUNICIPAL BONDS 101.00%

ACUTE CARE HOSPITAL 2.77%
Hilsborough Cnty FL Indl Dev Auth
Tampa Gen Hosp Pj Ser A                                           5.00%    10/1/2018           A3         1,000         1,022,550
MA St Hlth & Edl Facs Auth
Rev UMass Mem Issue Ser D                                         5.00%     7/1/2033          BBB         2,000         1,976,380
MI St Hosp Fin Auth Rev
Chelsea Cmnty Hosp Oblig                                          5.00%    5/15/2030          BBB         3,175         3,088,132
Monongalia Cnty WV Bldg Cmnty
Hosp Rev Monongalia Gen Hosp Ser A                                5.00%     7/1/2030           A-         5,000         4,951,100
NY St Dorm Auth Revs Mt Sinai
NYU Hlth Rmkt                                                     5.50%     7/1/2026          Ba1         1,500         1,523,505
St Paul MN Hsg & Redev Auth
Hosp Rev Healtheast Pj                                            6.00%   11/15/2035         Baa3         5,750         6,143,472
Washington Cnty AR Hosp Rev
Ref Regl Med Ctr Ser B                                            5.00%     2/1/2030          BBB         1,500         1,499,895
                                                                                                                  ---------------
TOTAL                                                                                                                  20,205,034
                                                                                                                  ---------------

AIRLINES 3.62%
NJ Econ Dev Auth
Continental Airlines Inc Pj AMT                                   7.20%#  11/15/2030            B           750           760,245
NY New York City Indl Dev Agy Spl Fac
Rev American Airlines JFK Intl Arpt AMT                          7.625%#    8/1/2025           B-        23,300        25,662,154
                                                                                                                  ---------------
TOTAL                                                                                                                  26,422,399
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT PASSENGER FACILITY CHARGE 0.33%
Augusta GA Arpt Rev Gen Ser C AMT                                 5.45%     1/1/2031         Baa3    $    2,410   $     2,441,547
                                                                                                                  ---------------

AIRPORT SPECIAL FACILITY 3.28%
Greater Orlando Aviation Auth Orlando FL
Spl Arpt Facs JetBlue Airways Corp AMT                           6.375%   11/15/2026           NR         2,250         2,266,222
Greater Orlando Aviation Auth Orlando FL
Spl Arpt Facs JetBlue Airways Corp AMT                            6.50%   11/15/2036           NR         5,000         5,056,300
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT                                   6.25%    9/15/2029            B         8,620         8,494,493
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT                                  6.625%    9/15/2012            B           900           923,859
NY New York City Indl Dev Agy Spl Fac
Rev American Airlines JFK Intl Arp AMT                           7.125%     8/1/2011           B-         5,000         5,175,350
Tulsa OK Muni Arpt Tr Rev Ref
AMR Ser A AMT                                                    5.375%#   12/1/2035           B-         2,000         1,995,080
                                                                                                                  ---------------
TOTAL                                                                                                                  23,911,304
                                                                                                                  ---------------

CHARTER SCHOOLS 4.92%
Charyl Stockwell Academy MI COP                                   5.75%    10/1/2025           NR         4,130         4,165,807
Chester Cnty PA Indl Dev Auth Rev
Renaissance Academy Pj A                                         5.625%    10/1/2015           NR         1,870         1,875,124
Detroit Cmnty High Sch MI Pub
Sch Academy Rev                                                   5.65%    11/1/2025           BB         1,000           980,240
Detroit Cmnty High Sch MI Pub
Sch Academy Rev                                                   5.75%    11/1/2030           BB         1,255         1,237,078
MI Pub Edl Facs Auth Rev Ltd
Oblig Old Redford Pj Ser A                                       5.875%    12/1/2030         BBB-         3,720         3,726,436
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A                                   5.625%     8/1/2025          BB+         1,715         1,695,946
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A                                    5.75%     8/1/2035          BB+         1,000           984,580
Palm Bay FL Edl Facs Rev
Patriot Charter Sch Pj Ser A(c)                                   6.75%     7/1/2022           NR         1,460         1,460,000
Palm Bay FL Edl Facs Rev
Patriot Charter Sch Pj Ser A(c)                                   7.00%     7/1/2036           NR         5,000         5,000,000
Pima Cnty AZ Indl Dev Auth Ed Rev
Ref Horizon Cmnty Learning Ctr                                    5.25%     6/1/2035         BBB-        10,000         9,580,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Plymouth MI Edl Ctr Chrtr
Sch Pub Sch Academy Rev                                          5.375%    11/1/2030         BBB-    $    1,500   $     1,480,800
Summit Academy MI Pub Sch
Academy Rev                                                      6.375%    11/1/2035          BB+         3,795         3,708,436
                                                                                                                  ---------------
TOTAL                                                                                                                  35,895,247
                                                                                                                  ---------------

CONTINUING CARE RETIREMENT
COMMUNITIES 10.79%
Bremer Cnty IA Retirement Fac Rev
Bartels Lutheran Ser A                                           5.125%   11/15/2020           NR           800           789,840
Bremer Cnty IA Retirement Fac Rev
Bartels Lutheran Ser A                                           5.375%   11/15/2027           NR         1,400         1,379,686
Bremer Cnty IA Retirement Fac Rev
Bremer Lutheran Ser A                                             5.00%   11/15/2017           NR         1,140         1,128,075
Bucks Cnty PA Indl Dev Auth Retirement
Cmnty Rev Ann's Choice Inc Fac Ser A                             6.125%     1/1/2025           NR         3,500         3,582,880
Director St NV Dept Business &
Industry Las Ventanas Retirement Pj A                             7.00%   11/15/2034           NR         6,000         6,198,900
Director St NV Dept Business &
Industry Las Ventanas Retirement Pj B                             6.00%   11/15/2014           NR         3,655         3,704,708
IL Fin Auth Rev Clare at Wtr
Tower Pj Ser C                                                   5.125%    5/15/2012           NR         5,000         4,982,900
IL Fin Auth Rev Friendship
Vlg Schaumburg A                                                 5.375%    2/15/2025          BB+(b)      4,000         3,992,680
IL Fin Auth Rev Friendship
Vlg Schaumburg A                                                 5.625%    2/15/2037          BB+(b)      3,730         3,764,689
IL Fin Auth Rev Clare at Wtr Tower
Pj Ser A                                                          6.00%    5/15/2025           NR         4,000         4,014,720
IL Fin Auth Rev Smith Vlg Pj Ser A                                5.25%   11/15/2016           NR         4,290         4,184,209
James City Cnty VA Econ Dev Auth Resdl
Care Fac First Mtg Williamsburg Ldg A                             5.50%     9/1/2034           NR         1,000           985,800
Lebanon Cnty PA Hlth Facs Auth
Hlth Ctr Rev Pleasant View Rt Ser A                              5.125%   12/15/2020           NR         1,400         1,382,122
Lebanon Cnty PA Hlth Facs Auth
Hlth Ctr Rev Pleasant View Rt Ser A                               5.30%   12/15/2026           NR           500           489,505
Mesquite TX Health Facs Dev
Retirement Fac Christian Care                                     5.50%    2/15/2025         BBB-         2,000         2,072,240
Mesquite TX Health Facs Dev
Retirement Fac Christian Care                                    5.625%    2/15/2035         BBB-         1,750         1,802,605
MI St Hosp Fin Auth Rev Ref
Presbyterian Vlg                                                  5.25%   11/15/2025         BBB-(b)      1,500         1,464,045

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
NC Med Care Commn Retirement
Facs Rev Ref First Mtg UTD Methodist C                            5.25%    10/1/2024           NR    $      750   $       755,010
NC Med Care Commn Retirement
Facs Rev Ref First Mtg UTD Methodist C                            5.50%    10/1/2032           NR         3,600         3,662,532
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A                                        5.65%   11/15/2027           NR           620           622,319
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A                                        6.00%   11/15/2026           NR         4,555         4,724,810
Olathe KS Sr Living Fac Rev
Catholic Care Campus Inc A                                        6.00%   11/15/2038           NR         4,000         4,094,280
Shelby Cnty TN Health Edl & Hsg
Facs Bd Rev Trezevant Manor Pj Ser A                             5.625%     9/1/2026           NR         1,500         1,486,440
St Joseph Cnty Indl Econ Dev
Rev Holy Cross Vlg Notre Dame Pj A                                5.70%    5/15/2028           NR           265           266,964
St Joseph Cnty Indl Econ Dev
Rev Holy Cross Vlg Notre Dame Pj A                                6.00%    5/15/2026           NR           250           258,970
St Joseph Cnty Indl Econ Dev
Rev Holy Cross Vlg Notre Dame Pj A                                6.00%    5/15/2038           NR           475           488,713
Sussex Cnty DE Rev Adj
First Mtg Cadbury Lewes A                                         5.90%     1/1/2026           NR           500           504,390
Virginia Beach VA Dev Auth Resdl Care
Fac Mtg Rev Ref Westminster Canterbury                            5.25%    11/1/2026           NR         3,000         3,022,320
Virginia Beach VA Dev Auth Resdl Car
Fac Mtg Rev Ref Westminster Canterbury                           5.375%    11/1/2032           NR         7,100         7,175,899
Westmoreland Cnty PA Indl Dev
Auth Rev Retirement Cmnty Redstone A                              5.75%     1/1/2026           NR         1,200         1,214,964
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A                              5.20%     1/1/2027           NR         2,500         2,501,525
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A                              5.30%     1/1/2035           NR         2,000         2,003,980
                                                                                                                  ---------------
TOTAL                                                                                                                  78,702,720
                                                                                                                  ---------------

CORRECTIONAL FACILITIES 0.84%
Garza Cnty TX Pub Fac Corp Pj Rev                                 5.25%    10/1/2017          BBB         1,000         1,017,260
Garza Cnty TX Pub Fac Corp Pj Rev                                 5.50%    10/1/2019          BBB         1,600         1,649,600
Madison Cnty FL Rev First Mtg
Twin Oaks Pj Ser A                                                6.00%     7/1/2025           NR         1,300         1,332,825
San Luis AZ Fac Dev Copr Rev
Sr Lien Pj Regl Detention Ctr                                     7.00%     5/1/2020           NR         1,000           973,720
San Luis AZ Fac Dev Copr Rev
Sr Lien Pj Regl Detention Ctr                                     7.25%     5/1/2027           NR         1,200         1,162,716
                                                                                                                  ---------------
TOTAL                                                                                                                   6,136,121
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
DIRT BONDS, TAX INCREMENT/ALLOCATION 2.21%
Allegheny Cnty PA Redev Auth
Rev Pittsburgh Mills Pj                                           5.60%     7/1/2023           NR    $      500   $       524,180
Atlanta GA Tax Allocation
Eastside Pj Ser A AMT                                            5.625%     1/1/2016           NR         1,500         1,538,565
Atlanta GA Tax Allocation
Eastside Pj Ser B                                                 5.60%     1/1/2030           NR         1,000         1,024,540
Beaumont CA Fin Auth Loc Agy
Rev Ser D                                                         5.80%     9/1/2035           NR           500           522,845
Branson MO Indl Dev Auth Tax Increment
Rev Branson Landing Retail Pj                                     5.50%     6/1/2029           NR         6,220         6,259,497
Etiwanda Sch Dist CA Spl Tax
Cmnty Facs Dist No 2004-1                                         5.45%     9/1/2029           NR         1,000         1,013,400
Indio CA Cmnty Facs Dist No 04-3
Terra Lago Impt Area 1                                            5.15%     9/1/2035           NR         1,825         1,802,845
Poway CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 11 Area B                                  5.00%     9/1/2030           NR         1,000           972,480
San Francisco CA City & Cnty Rd
Agy Dist No 6 Mission Bay South Ser A                             5.15%     8/1/2035           NR         1,500         1,480,665
Temecula Vly CA Unif Sch Dist
Cmnty Facs Dist Spl Tax No 02-1                                  5.125%     9/1/2035           NR         1,000           996,180
                                                                                                                  ---------------
TOTAL                                                                                                                  16,135,197
                                                                                                                  ---------------

EDUCATION 0.70%
Charyl Stockwell Academy MI COP                                   5.90%    10/1/2035           NR         3,000         3,027,870
PA St Higher Edl Facs Auth College &
Univ Rev Geneva College                                          5.375%     4/1/2015         BBB-         2,000         2,060,300
                                                                                                                  ---------------
TOTAL                                                                                                                   5,088,170
                                                                                                                  ---------------

ELECTRIC REVENUE BONDS 0.83%
MS Business Fin Corp MS
Pollutn Ctrl Sys Energy Res Inc Pj                               5.875%     4/1/2022         BBB-         5,995         6,052,312
                                                                                                                  ---------------

GAMING 0.87%
Mohegan Tribe Indians CT Gaming
Auth Pub Impt Priority Dist                                      5.375%     1/1/2011          BB+         1,400         1,458,926
Mohegan Tribe Indians CT Pub
Impt Priority Dist                                               5.125%     1/1/2023          BB+         3,350         3,352,915
Mohegan Tribe Indians CT Pub
Impt Priority Dist                                                5.25%     1/1/2033          BB+         1,500         1,503,660
                                                                                                                  ---------------
TOTAL                                                                                                                   6,315,501
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
GENERAL AIRPORT REVENUE BONDS 0.73%
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 1 Rmkt AMT                                 8.50%#    5/1/2029          CCC    $    1,000   $     1,021,260
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 2 Rmkt AMT                                 9.00%#    5/1/2029          CCC         2,500         2,688,875
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 3 Rmkt AMT                                9.125%     5/1/2029          CCC         1,500         1,627,740
                                                                                                                  ---------------
TOTAL                                                                                                                   5,337,875
                                                                                                                  ---------------

GENERAL OBLIGATION 0.78%
CA St PA 1300 RIBs RITES                                         6.269%    11/1/2024           NR         5,000         5,475,400
Todd Morrison Cass & Wadena Cntys
MN Hlthcare Fac Lakewood                                          5.00%    12/1/2034         Baa2           250           252,610
                                                                                                                  ---------------
TOTAL                                                                                                                   5,728,010
                                                                                                                  ---------------

HEALTHCARE 2.96%
IL Fin Auth Rev Landing at
Plymouth Pl Pj A                                                  6.00%    5/15/2025           NR         3,000         3,042,900
Kerrville TX Health Facs Dev Corp
Hosp Rev Sid Peterson Mem Hosp Pj                                5.125%    8/15/2026         BBB-         1,125         1,121,400
Kerrville TX Health Facs Dev Corp
Hosp Rev Sid Peterson Mem Hosp Pj                                5.375%    8/15/2035         BBB-         6,875         6,905,319
Knox Cnty TN Hlth Ed & Hsg
Fac Bd Rev Univ Hlth Sys Inc                                     5.625%     4/1/2029         Baa1         1,000         1,033,080
MA St Hlth & Edl Facs
Auth Rev Milton Hosp Ser D                                        5.25%     7/1/2030         BBB-         2,000         2,015,860
NC Med Care Cmnty Hlthcare Facs
Rev Ref 1st Mtg Presbyterian Ser A                                5.25%     7/1/2021           NR         1,720         1,705,621
St Paul MN Hsg & Redev Auth
Hosp Rev Healtheast Pj                                            6.00%   11/15/2030         Baa3         2,500         2,682,875
Sylacauga AL Hlthcare Auth
Rev Ser A Coosa Vly Med Ctr                                       6.00%     8/1/2035           NR         3,000         3,059,310
                                                                                                                  ---------------
TOTAL                                                                                                                  21,566,365
                                                                                                                  ---------------

HEALTHCARE SYSTEM 6.04%
Franklin Cnty OH Hlthcare Facs
Rev OH Presbyterian Svcs A                                        5.00%     7/1/2026          BBB         1,200         1,198,392
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Sys Pj                                  5.75%    2/15/2035         BBB+           500           531,530
KY Econ Dev Fin Auth Hlth Sys
Norton Healthcare Inc Ser A                                       6.50%    10/1/2020         BBB+(b)      1,445         1,569,429

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lubbock TX Hlth Facs Dev Corp
Rev Ref 1st Mtg Carillon Pj A                                     6.30%     7/1/2019           NR    $    4,010   $     3,911,274
MA St Hlth & Edl Facs Auth
Rev Caritas Christi Oblig Grp A                                  5.625%     7/1/2020          BBB         1,005         1,037,663
MA St Hlth & Edl Facs Auth
Rev Umass Mem Issue Ser D                                         5.25%     7/1/2025          BBB        10,565        10,891,775
Miami Beach FL Hlth Facs Rev
Hosp Auth Mt Sinai Med Ctr FL Pj                                 5.375%   11/15/2028          BB+         2,905         2,868,136
NC Med Care Cmnty Hlthcare Facs
Rev Ref 1st Mtg Presbyterian Ser A                               5.125%     7/1/2018           NR         1,000           988,730
NJ Hlthcare Fac Fin Auth Rev
Somerset Med Ctr                                                  5.50%     7/1/2033         Baa3         1,700         1,710,931
NY St Dorm Auth Revs Non St Supported
Debt Mt Sinai NYU Hlth C Rmkt                                     5.50%     7/1/2026          Ba1         4,000         4,062,680
Orange Cnty FL Hlth Fac Auth
Ref Hlthcare Orlando Lutheran                                    5.375%     7/1/2020           NR         1,100         1,076,988
Orange Cnty FL Hlth Fac Auth
Ref Hlthcare Orlando Lutheran                                     5.70%     7/1/2026           NR         1,920         1,910,918
St Mary Hosp Auth PA Hlth Sys
Rev Catholic Hlth Ser B                                          5.375%   11/15/2034           A1           500           525,820
St Paul MN Port Auth Lease
Rev Healtheast Midway Campus 03 A                                 5.75%     5/1/2025           BB         1,520         1,542,450
Sylacauga AL Hlthcare
Auth Ser A Coosa Vly Medical Ctr                                  6.00%     8/1/2025           NR         3,000         3,077,190
Tomball TX Hosp Auth Rev Ref Hosp                                 5.00%     7/1/2020         Baa3         5,000         4,979,450
Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev                                           5.375%    10/1/2030         Baa1         2,165         2,199,553
                                                                                                                  ---------------
TOTAL                                                                                                                  44,082,909
                                                                                                                  ---------------

HOTEL CONVENTION 0.57%
Baltimore MD Convention Ctr
Hotel Rev Sub Ser B                                              5.875%     9/1/2039          Ba1         4,000         4,149,520
                                                                                                                  ---------------

HOUSING 1.02%
MA St Hsg Fin Agy Hsg Rev Ser K20 RIBs+                           7.05%    12/1/2048          Aa3         5,930         5,930,000
MA St Hsg Fin Agy Hsg Ser E AMT                                   5.00%    12/1/2028          AA-         1,500         1,493,850
                                                                                                                  ---------------
TOTAL                                                                                                                   7,423,850
                                                                                                                  ---------------

INDUSTRIAL 3.87%
Allegheny Cnty PA Indl Dev
Auth Rev Ref Environ Impt                                         5.50%    11/1/2016          Ba1         1,500         1,543,560

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Butler AL Indl Dev Bd Solid Wst Disp
Rev Ref GA Pacific Corp Pj AMT                                    5.75%     9/1/2028            B    $    1,500   $     1,475,790
Courtland AL Indl Dev Bd Ref Solid
Wst Disp Rev Intl Paper Co Pj B AMT                               5.20%     6/1/2025          BBB         2,305         2,309,840
Courtland AL Indl Dev Bd Solid Wst
Disp Rev Ref Intl Paper Co Pj A AMT                               5.20%     6/1/2025          BBB         5,500         5,511,550
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT                          5.125%#    3/1/2026          BBB         1,000           981,000
IL Fin Auth Solid Wst
Disp Wst Mgmt Inc Pj AMT                                          5.05%     8/1/2029          BBB         1,500         1,502,460
NJ Econ Dev Auth Rev Glimcher
Pptys LP Pj AMT                                                   6.00%    11/1/2028           NR         5,000         5,027,450
OH St Environmental Facs Rev
Ford Motor Co Pj AMT                                              6.15%     6/1/2030          BB-         2,000         1,818,080
OR St Econ Dev Rev Ref GA
Pacific Corp Pj Ser 183 AMT                                       5.70%    12/1/2025           B2           980           963,997
Port Corpus Christi Auth TX
Celanese Pj Ser A                                                 6.45%    11/1/2030            B         6,700         7,079,756
                                                                                                                  ---------------
TOTAL                                                                                                                  28,213,483
                                                                                                                  ---------------

INVESTOR OWNED UTILITY 2.56%
PA Econ Dev Fin Auth Exempt Facs Rev
Reliant Energy B Conv 12/22/04 AMT                                6.75%#   12/1/2036           B2         9,500        10,131,370
PA Econ Dev Fin Auth Rev
Reliant Energy A AMT                                              6.75%#   12/1/2036           B2         1,500         1,599,690
PA Econ Dev Fin Auth Facs Rev Reliant
Energy Seward Ser A AMT                                           6.75%#   12/1/2036           B2         6,500         6,931,990
                                                                                                                  ---------------
TOTAL                                                                                                                  18,663,050
                                                                                                                  ---------------

MISCELLANEOUS 4.05%
Beauregard Parish LA Rev
Ref Boise Cascade Corp Pj                                         6.80%     2/1/2027          Ba2         4,750         5,167,193
De Kalb Cnty GA Dev Auth Pollutn
Ctrl Rev Ref Gen Mtrs Corp Pj                                     6.00%    3/15/2021            B         4,500         3,652,380
Liberty NY Dev Corp Rev K 9 RIBs+                                7.608%    10/1/2035          Aa3        10,890        13,455,466
Red River Auth TX Pollutn
Ctrl Celanese Pj Ser A                                            6.45%    11/1/2030            B         2,495         2,635,194
Sweetwater Cnty WY Solid Wst
Disp Ref FMC Corp Pj AMT                                          5.60%    12/1/2035         BBB-         4,500         4,645,980
                                                                                                                  ---------------
TOTAL                                                                                                                  29,556,213
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING 1.86%
El Paso Cnty TX Hsg Fin Corp Multi
Fam Hsg Rev Las Lomas Apts Ser A                                 6.375%    12/1/2029          Ba1    $    3,280   $     3,040,724
El Paso Cnty TX Hsg Fin Corp
Multi Fam Hsg Rev Las Lomas Apts Ser A                            6.45%    12/1/2019          Ba1         1,515         1,457,733
MA St Hsg Fin Agy Hsg Ser B                                       5.00%     6/1/2030          AA-         1,000         1,015,730
Met Govt Nashville & Davidson Cnty TN
Facs Bd Rev Multi Fam Hsg Prestige A                              7.50%   12/20/2040           NR         4,000         4,001,800
MuniMae TE Bond Subsidiary LLC
Perp Sub Pfd Shs Ser B 3+(d)                                      5.30%    9/30/2015           NR         2,000         2,022,280
MuniMae TE Bond Subsidiary LLC
Perp Sub Pfd Shs Ser D+(d)                                        5.90%    9/30/2015           NR         2,000         2,004,300
                                                                                                                  ---------------
TOTAL                                                                                                                  13,542,567
                                                                                                                  ---------------

MULTI-FAMILY REVENUE BONDS 0.14%
Garza Cnty TX Pub Fac Corp Pj Rev                                 5.50%    10/1/2018          BBB         1,000         1,033,370
                                                                                                                  ---------------

NOT FOR PROFIT 0.24%
IA Fin Auth Child Svcs                                           5.375%     6/1/2026           NR         1,795         1,759,172
                                                                                                                  ---------------

NURSING HOME 0.21%
Kerrville TX Hlth Facs Dev Corp
Hosp Rev Sid Peterson Mem Hosp Pj                                 5.45%    8/15/2035         BBB-         1,500         1,507,905
                                                                                                                  ---------------

NURSING HOME CONTINUING CARE
RETIREMENT COMMUNITIES 0.60%
CO Hlth Fac Auth Rev
Covenant Retirement Cmntys Inc                                    5.00%    12/1/2035          BBB         4,000         3,882,960
WI Hlth & Edl Facs Hlth Facs
Three Pillars Sr Living A                                         5.50%    8/15/2034           A-(b)        500           507,660
                                                                                                                  ---------------
TOTAL                                                                                                                   4,390,620
                                                                                                                  ---------------

PORT FACILITIES 0.42%
Port Of Bay City Auth TX Matagorda Cnty
Rev Hoechst Celanese Corp Pj AMT                                  6.50%     5/1/2026            B         3,005         3,072,192
                                                                                                                  ---------------

RESOURCE RECOVERY 2.40%
Burlington KS Pollution Ctrl
RI TRS Ser K RIBs                                                 9.06%     6/1/2031          AAA         4,500         5,343,210
CA Polltn Ctrl Fin Auth
Solid Wst Mgmt Inc Pj Ser A2 AMT                                  5.40%     4/1/2025          BBB         1,000         1,041,520

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Gaston Cnty NC Facs & Pollutn Ctrl
Fin Auth Rev Exempt Facs Natl                                     5.75%     8/1/2035           NR    $    4,890   $     5,101,004
Gypsum Co Pj AMT
Independence Cnty AR Pollutn
Ctrl Rev Ref Entergy AR Inc Pj                                    5.00%     1/1/2021           A-         1,000         1,008,660
Little River Cnty AR Rev Ref
GA Pacific Corp Pj AMT                                            5.60%    10/1/2026           B2         2,475         2,445,275
Moraine OH Solid Wst Disp Rev
General Motors Corp Pj AMT                                        6.75%     7/1/2014            B         2,000         1,816,180
Niagara Cnty NY Indl Dev Agy
Solid Wst Disposal Ser B AMT                                      5.55%#  11/15/2024         Baa3           750           788,872
                                                                                                                  ---------------
TOTAL                                                                                                                  17,544,721
                                                                                                                  ---------------

SALES TAX 0.94%
NJ Econ Dev Auth Rev PA
1304 RIBs RITES(12)                                              8.617%     9/1/2025          AAA         3,350         4,825,139
Wyandotte Cnty/Kansas City KS
Unif Govt Spl Oblig Rev Ref Sales Tax
2nd Lien Area B                                                   5.00%    12/1/2020         BBB-(b)      2,000         2,046,020
                                                                                                                  ---------------
TOTAL                                                                                                                   6,871,159
                                                                                                                  ---------------

SINGLE-FAMILY HOUSING 1.10%
ID Hsg & Fin Assn Sing Fam
Mtg Rev Ser D-Cl III AMT                                          4.90%     1/1/2026           A1         2,000         2,016,840
NJ St Hsg & Mtg Fin
Agy Sing Fam Ser M AMT                                            5.00%    10/1/2036           AA         1,405         1,411,055
PA Hsg Fin Agy Sing
Fam Mtg Ser 90A AMT                                               4.70%    10/1/2025          AA+         1,500         1,485,105
Puerto Rico Hsg Fin Corp Rev
Hmwnr Mtg Ser A AMT(13)                                           5.20%    12/1/2032          AAA         1,620         1,664,923
UT Hsg Corp Sing Fam Mtg Rev
Ser A 1 CL II AMT                                                 4.95%     7/1/2028           AA         1,430         1,443,099
                                                                                                                  ---------------
TOTAL                                                                                                                   8,021,022
                                                                                                                  ---------------

SINGLE FAMILY REVENUE BONDS 1.12%
AK St Hsg Fin Corp PA
1298 RIBs RITES(16)                                              6.553%    12/1/2025           NR         5,000         5,712,200
ND St Hsg Fin Agy Rev
Hsg Fin Pg Home Mtg Fin C AMT                                     4.70%     1/1/2029          Aa1         2,500         2,435,075
                                                                                                                  ---------------
TOTAL                                                                                                                   8,147,275
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL ASSESSMENT 15.51%
Arborwood Cmnty Dev Dist FL
Cap Impt Rev Master Infras Pj A                                   5.35%     5/1/2036           NR    $    5,000   $     4,996,050
Bartram Pk Cmnty Dev Dist FL
Spl Assmt                                                         5.30%     5/1/2035           NR         2,000         1,994,020
Baywinds Cmnty Dev Dist FL
Spl Assmt Ser A(c)                                                5.25%     5/1/2037           NR         1,130         1,128,644
Brentwood CA Infrast Fin Auth CIFP-1                              5.00%     9/2/2025           NR         2,500         2,445,200
Brentwood CA Infrast Fin Auth CIFP-1                              5.15%     9/2/2035           NR         1,000           980,650
Cypress Creek Hillsborough
Cnty Cmnty Dev Dist FL Cap                                        5.35%     5/1/2037           NR         7,000         6,968,150
Durbin Crossing Cmnty Dev
Dist FL Spl Assmt Ser A                                           5.50%     5/1/2037           NR         6,000         6,032,700
East Homestead Cmnty Dev Dist
FL Spl Assmt Rev                                                  5.45%     5/1/2036           NR         1,000         1,003,030
IA Fin Auth Child Svcs                                            5.50%     6/1/2031           NR         2,760         2,717,275
Lake Elsinore CA Unif Sch
Cmnty Facs Dist Spl Tax No 2004-03                                5.25%     9/1/2029           NR         1,650         1,632,378
Lancaster Cnty SC Assmt Rev
Sun City Carolina Lakes Impt                                      5.45%    12/1/2037           NR         1,000         1,004,620
Modesto CA Spl Tax Cmnty
Facs Dist No 04 1 Vlg 2                                           5.15%     9/1/2036           NR         2,000         2,009,660
Murrieta CA Cmnty Facs Dist
Spl Tax No 3 Creekside Vlg Impt Area 1                            5.20%     9/1/2035           NR         1,500         1,475,505
Northstar Cmnty Svcs Dist CA Spl Tax
Cmnty Facs Dist No 1                                              5.45%     9/1/2028           NR         7,000         7,136,640
Palm Glades Cmnty Dev Dist FL
Spl Assmt Ser A(c)                                                5.30%     5/1/2036           NR         1,250         1,257,700
Palma Sola Trace Cmnty Dev
Dist FL Cap Impt Rev                                              5.75%     5/1/2035           NR           885           889,487
Panther Trace II FL Cmnty Dev
Dist Rev Spl Assmt Ser A                                          5.60%     5/1/2035           NR         1,875         1,885,781
Pine Isl Cmnty Dev Dist FL Spl Assmt                              5.75%     5/1/2035           NR         3,250         3,304,535
Poway CA Unif Sch Dist Spl
Tax Cmnty Facs Dist 6-4S Ranch                                   5.125%     9/1/2035           NR         2,100         2,082,549
Prince Georges Cnty MD Spl
Oblig Natl Harbor Pj Rmkt                                         5.20%     7/1/2034           NR        10,250        10,249,180
Prince Georges Cnty MD
Spl Tax Victoria Falls Pj                                         5.25%     7/1/2035           NR         1,250         1,238,450
Rancho Cordova Cmnty Facs Dist
CA Spl Tax No 2003 1 Sunridge Anatolia                           5.375%     9/1/2030           NR         1,500         1,510,005

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Rio CA Elem Sch Dist Cmnty
Facs Dist Spl Tax No 1                                           5.125%     9/1/2028           NR    $    3,000   $     3,006,150
River Bend Cmnty Dev Dist FL
Cap Impt Rev                                                      5.45%     5/1/2035           NR           960           957,734
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark                                           5.15%     9/1/2030           NR         2,000         1,988,900
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark                                           5.20%     9/1/2036           NR         3,500         3,482,325
Saugus CA Unif Sch Dist Spl Tax
Cmnty Facs Dist No 2005-1                                         5.25%     9/1/2026           NR         1,135         1,142,480
Saugus CA Unif Sch Dist Spl Tax
Cmnty Facs Dist No 2005-1                                         5.30%     9/1/2036           NR         1,265         1,275,183
Tern Bay Cmnty Dev Dist FL
Cap Impt Rev Ser A                                               5.375%     5/1/2037           NR         8,000         8,028,240
Tolomato Cmnty Dev Dist FL
Spl Assmt                                                         5.40%     5/1/2037           NR         3,000         3,025,560
Watson Rd Cmnty Facs Dist AZ
Spl Assmt Rev                                                     5.75%     7/1/2022           NR         3,960         3,938,933
Westridge Cmnty Dev Dist FL
Cap Impt Rev                                                      5.80%     5/1/2037           NR        15,000        14,999,250
William S Hart CA Unif High Sch Dist
Spl Tax Cmnty Facs Dist No 2005-1                                 5.25%     9/1/2026           NR           845           850,569
William S Hart CA Unif High Sch Dist
Spl Tax Cmnty Facs Dist No 2005-1                                 5.30%     9/1/2036           NR         1,895         1,910,255
Woodmen Heights Met Dist No 1 CO Rev                              6.75%    12/1/2020           NR         1,500         1,515,705
Woodmen Heights Met Dist No 1 CO Rev                              7.00%    12/1/2030           NR         3,000         3,055,200
                                                                                                                  ---------------
TOTAL                                                                                                                 113,118,693
                                                                                                                  ---------------

SPECIAL TAX 0.88%
Atlanta GA Tax Alloc
Princeton Lakes Pj                                                5.50%     1/1/2031           NR         1,235         1,242,287
Lake Elsinore CA Spl Tax
Cmnty Facs Dist 3 Impt Area 1                                     5.25%     9/1/2030           NR         1,195         1,196,661
Menifee CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 2002-5                                     5.50%     9/1/2034           NR           500           506,030
Midtown Miami FL Cmnty Dev FL
Spl Assmt Rev Ser A                                               6.25%     5/1/2037           NR           500           543,300
South Fork East Cmnty Dev
Dist FL Cap Impt Rev                                              5.35%     5/1/2036           NR         2,925         2,914,031
                                                                                                                  ---------------
TOTAL                                                                                                                   6,402,309
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
STUDENT HOUSING 0.14%
Cleveland Cuyahoga Cnty OH
Student Hsg Euclid Ave Fenn Pj(2)                                 5.00%     8/1/2021          AAA    $    1,000   $     1,048,540
                                                                                                                  ---------------

TOBACCO 16.49%
Badger Tob Asset Securitization
Corp WI Asset Bkd                                                6.375%     6/1/2032          BBB         3,340         3,587,795
Golden St Tob Securitization Corp
CA Tob Settlmnt Rev F C1 RIBs+                                    6.37%     6/1/2045           A3        10,000        10,336,800
Golden St Tob Securitization Corp
CA Tob Settlmnt Rev Ser 2003 A 1                                  6.75%     6/1/2039          BBB         1,290         1,452,359
Nassau Cnty NY Tobacco
Settlmnt Corp Asset Bkd Sr A 3(c)                                5.125%     6/1/2046          BBB         5,000         4,840,450
Northern Tob Securitization Corp AK
Tob Settlmnt Asset Bkd Bds                                        6.50%     6/1/2031          BBB         1,125         1,178,505
Tob Securitization Auth So CA Tob
Settlmnt Asset Bkd Bds Sr Ser A                                   5.25%     6/1/2027          BBB           840           854,868
Tob Settlmnt Auth IA Tob
Sttlmnt Rev Asset Bkd Ser C                                      5.375%     6/1/2038          BBB         8,000         8,059,760
Tob Settlmnt Auth IA Tob
Settlmnt Rev Asset Bkd Ser C                                     5.625%     6/1/2046          BBB         3,100         3,169,843
Tob Settlment Fin Corp NJ                                         6.75%     6/1/2039          BBB         1,000         1,118,760
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A                                                   6.00%     6/1/2023          BBB         4,075         4,257,601
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A                                                  6.125%     6/1/2032          BBB         1,410         1,472,562
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A                                                   6.25%     6/1/2042          BBB         2,905         3,029,508
Tob Settlmnt Fin Corp VA Asset Bkd                                5.50%     6/1/2026          BBB         9,950        10,215,565
Tob Settlmnt Fin Corp VA Asset Bkd                               5.625%     6/1/2037          BBB         9,800        10,049,312
Tob Settlmnt Rev Mgmt
Auth SC Sec B                                                    6.375%    5/15/2028          BBB         2,800         3,014,312
Tob Settlmnt Rev Mgmt Auth Ser B                                 6.375%    5/15/2030          BBB         7,800         8,749,884
TSASC Inc NY Ser 1                                                5.00%     6/1/2034          BBB        35,000        34,069,700
TSASC Inc NY Ser 1                                               5.125%     6/1/2042          BBB        10,000         9,781,900
Westchester Tob Asset Securitization
Corp NY                                                          5.125%     6/1/2038          BBB         1,060         1,039,457
                                                                                                                  ---------------
TOTAL                                                                                                                 120,278,941
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
HIGH YIELD MUNICIPAL BOND FUND MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS 0.39%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                                    6.709%     1/1/2035          Aaa    $      500   $       529,790
Pocahontas Pkwy Assoc VA Toll
Rd Rev Ser A                                                      5.50%    8/15/2028          BB-         2,270         2,320,598
                                                                                                                  ---------------
TOTAL                                                                                                                   2,850,388
                                                                                                                  ---------------

TRANSPORTATION 3.97%
Augusta GA Arpt Rev Gen Arprt
Passenger B AMT                                                   5.35%     1/1/2028         Baa3           500           504,470
Metropolitan Transn Auth
NY Rev K3 RIBs                                                    6.62%   11/15/2035           NR        10,000        10,820,000
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT                                   6.25%    9/15/2019            B         3,000         2,964,990
Santa Rosa Bay Bridge Auth FL Rev                                 6.25%     7/1/2028           B1         1,540         1,569,014
St Paul MN Port Auth Lease
Rev Healtheast Midway Campus 03 A                                5.875%     5/1/2030           BB         1,000         1,022,160
Tulsa OK Muni Arpt Tr Rev Ref
Ser A Rmkt AMT                                                    7.75%#    6/1/2035           B-        11,000        12,073,490
                                                                                                                  ---------------
TOTAL                                                                                                                  28,954,124
                                                                                                                  ---------------

UNIVERSITIES 0.85%
MA St Dev Fin Agy Rev Eastern
Nazarene College                                                 5.625%     4/1/2029          BB+         1,000         1,017,760
NY St Dorm Auth Revs Non St Supported
Debt Montefiore Med Ctr(9)(11)                                    5.00%     2/1/2022          AAA         5,000         5,220,800
                                                                                                                  ---------------
TOTAL                                                                                                                   6,238,560
                                                                                                                  ---------------
TOTAL MUNICIPAL BONDS (cost $732,253,458)                                                                             736,808,385
                                                                                                                  ===============

                                                                                                         SHARES
                                                                                                          (000)
                                                                                                         ------
SHORT-TERM INVESTMENTS 0.00%

MONEY MARKET MUTUAL FUNDS 0.00%
Dreyfus Municipal Cash Management Plus                                                                        6             6,322
SSgA Tax Free Money Market Fund                                                                               6             5,957
                                                                                                                  ---------------
TOTAL SHORT-TERM INVESTMENTS (cost $12,279)                                                                                12,279
                                                                                                                  ===============
TOTAL INVESTMENTS IN SECURITIES 101.00% (cost $732,265,737)                                                           736,820,664
                                                                                                                  ===============
LIABILITIES IN EXCESS OF OTHER ASSETS (1.00%)                                                                          (7,314,799)
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $   729,505,865
                                                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.84%

EDUCATION 8.56%
Grand Vly MI St Univ Rev(11)                                      5.50%     2/1/2018          AAA    $    1,150   $     1,263,999
MI Higher Ed Student Ln Auth Rev
Student Ln Ser XVII-P AMT GTD(2)                                 4.875%     3/1/2030          AAA         1,000           989,510
MI Muni Bd Auth Rev Ref Sch
Dist City of Detroit(12)                                          5.00%     6/1/2020          AAA         1,000         1,049,370
North Branch MI Area Schs Sch
Bldg & Site(16)                                                   5.00%     5/1/2035          AAA         1,000         1,039,900
Plymouth MI Edl Ctr Chrtr Sch
Pub Sch Academy Rev                                              5.375%    11/1/2035         BBB-           400           392,720
Puerto Rico Comwlth Pub Impt
PA 1280 RIBs RITES                                               5.788%     7/1/2034          AA+         1,000         1,025,460
Wayne Cnty MI Cmnty College Impt(2)                               5.50%     7/1/2019          AAA           565           597,030
                                                                                                                  ---------------
TOTAL                                                                                                                   6,357,989
                                                                                                                  ---------------

GENERAL OBLIGATION 29.15%
Adrian MI City Sch Dist(12)                                       5.00%     5/1/2034          AAA         1,500         1,553,325
Anchor Bay MI Sch Dist Sch
Bldg & Site                                                       5.00%     5/1/2033           AA         1,000         1,029,810
Belding MI Area Sch(2)                                            5.00%     5/1/2026          AAA           400           407,708
Birmingham MI City Sch Dist
Sch Bldg & Site(12)                                               5.00%    11/1/2033          AAA         1,000         1,039,530
Caledonia MI Cmnty Schs(6)(12)                                    5.25%     5/1/2022          AAA         1,025         1,093,460
Carman-Ainsworth MI Cmnty Sch(11)                                 5.00%     5/1/2027          AAA         1,000         1,033,250
Grand Blanc MI Cmnty Schs Sch
Bldg & Site(12)                                                   5.00%     5/1/2021          AAA           500           524,685
Grand Rapids MI Smartzone Loc
Dev Auth(2)                                                      5.375%     6/1/2028          AAA         1,125         1,215,416
Huron MI Sch Dist(12)                                             5.25%     5/1/2021          AAA           250           263,390
Lincoln MI Cons Sch Dist Ref(16)                                  5.00%     5/1/2021          AAA         2,120         2,238,445
New Haven MI Cmnty Schs
Ref Sch Bldg & Site(12)                                           5.00%     5/1/2025          AAA         1,910         2,005,557
New Lothrop MI Area Pub
Schs Ref Sch Bldg & Site(12)                                      5.00%     5/1/2028          AAA         1,250         1,305,050
Pontiac MI Fiscal Stabilization(5)                                5.00%     5/1/2021          AAA         1,000         1,051,690
Royal Oak MI Ref Cap Impt Ser B(c)(16)                           4.375%     5/1/2026          AAA         1,000           972,000
Saginaw MI City Sch Dist Sch
Bldg & Site(12)                                                   5.00%     5/1/2034          AAA         1,125         1,165,770

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
South Lyon MI Cmnty Schs Sch
Bldg & Site(11)                                                   5.25%     5/1/2022          AAA    $    1,000   $     1,067,420
Southfield MI Pub Schs Sch
Bldg & Site Ser A(11)                                             5.25%     5/1/2021          AAA         1,025         1,094,751
Southfield MI Pub Schs Sch
Bldg & Site Ser B(12)                                             5.00%     5/1/2029          AAA         1,000         1,041,740
Warren MI Cons Sch Dist Sch
Bldg & Site(11)                                                   5.00%     5/1/2027          AAA         1,000         1,037,940
Wayne Cnty MI Bldg Auth Cap
Impt Ser A(16)                                                    5.25%     6/1/2016          AAA           500           511,195
                                                                                                                  ---------------
TOTAL                                                                                                                  21,652,132
                                                                                                                  ---------------

HEALTHCARE 4.58%
Kent Hosp Fin Auth MI Rev
Met Hosp Pj Ser A                                                 6.00%     7/1/2035          BBB           375           401,899
MI St Hosp Fin Auth Rev(16)                                       5.00%   11/15/2036          AAA         1,500         1,548,690
MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A                                    5.00%    5/15/2034         Baa1           375           370,515
MI St Hosp Fin Auth Rev Ref
Trinity Hlth Ser A(2)(18)                                         6.00%    12/1/2027          AAA         1,000         1,084,900
                                                                                                                  ---------------
TOTAL                                                                                                                   3,406,004
                                                                                                                  ---------------

INDUSTRIAL 0.73%
Childrens Tr Fd Puerto Rico Tob
Settlmnt Rev Asset Bkd Bds                                        5.50%    5/15/2039          BBB           525           539,758
                                                                                                                  ---------------

LEASE 2.38%
Grand Rapids MI Pub Sch(16)                                       5.00%    11/1/2021          AAA           250           260,645
MI St Hse Reps Cap Apprec COP(2)                           Zero Coupon     8/15/2024          AAA         3,565         1,511,025
                                                                                                                  ---------------
TOTAL                                                                                                                   1,771,670
                                                                                                                  ---------------

POWER 2.07%
MI St Strategic Fd Ltd Oblig(2)                                   7.00%     5/1/2021          AAA           500           642,110
MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(16)                                         7.00%    7/15/2008          AAA           350           375,221
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                                    5.00%     7/1/2032          AAA           500           518,390
                                                                                                                  ---------------
TOTAL                                                                                                                   1,535,721
                                                                                                                  ---------------

PRE-REFUNDED 38.18%
Alpena MI Pub Sch(16)                                            5.625%     5/1/2022          AAA           500           510,805

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(11)                                             6.00%     5/1/2023          AAA    $    1,100   $     1,175,108
Bloomingdale MI Pub Sch Dist No 16                                5.50%     5/1/2021           AA           450           485,622
Central Montcalm MI Pub Schs(16)                                  5.90%     5/1/2019          AAA         1,000         1,065,400
Crawford Ausable MI Sch Dist
Sch Bldg & Site                                                   5.00%     5/1/2021           AA           350           369,698
Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(11)                                        5.25%     5/1/2028          AAA         1,000         1,079,500
Eastern MI Univ Rev(11)                                           5.50%     6/1/2027          AAA           500           511,615
Eastern MI Univ Revs Gen Ser B(11)                                5.60%     6/1/2025          AAA         1,430         1,535,405
Elkton Pigeon Bay Port MI Sch Dist                               5.375%     5/1/2025           AA           700           744,744
Forest Hills MI Pub Schs(11)                                      5.25%     5/1/2020          Aaa         1,750         1,850,257
Greenville MI Pub Sch Ref(12)                                     6.00%     5/1/2025          AAA         1,000         1,068,280
Hartland MI Cons Sch Dist(11)                                     6.00%     5/1/2021          AAA         1,950         2,120,352
Howell MI Pub Sch(16)                                             6.00%     5/1/2025          AAA         1,100         1,128,072
Huron Vly MI Sch Dist(11)                                         5.75%     5/1/2022          AAA           250           255,730
Kalamazoo MI Hosp Fin Auth Hosp
Fac Rev ETM RIBs(11)                                             7.008%     6/1/2011          AAA         2,000         2,014,760
Kaleva Norman ETC MI Sch Dist Ref
Bldg & Site(11)                                                   6.00%     5/1/2025          Aaa           600           640,968
Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                                                5.25%     5/1/2026           AA           450           481,545
Lake Orion MI Cmnty Sch Dist Ref                                 5.125%     5/1/2022           AA           550           587,329
Lake Orion MI Cmnty Sch Dist Ser A(11)                            6.00%     5/1/2017          AAA         1,335         1,446,366
Lakeview MI Cmnty Sch(11)                                         5.60%     5/1/2022          AAA           210           214,484
Memphis MI Cmnty Sch Ref(11)                                      5.25%     5/1/2029          Aaa           150           157,001
MI St Comprehensive Transn Ser B(12)                              5.25%    5/15/2020          AAA         1,000         1,074,990
MI St COP ETM(2)                                           Zero Coupon      6/1/2022          AAA         2,000           954,720
Muskegon Heights MI Wtr Sys Ser A(16)                            5.625%    11/1/2020          Aaa           300           323,946
Muskegon Heights MI Wtr Sys Ser A(16)                            5.625%    11/1/2025          Aaa           320           345,542
Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                                       6.00%     5/1/2030           AA         1,325         1,440,752
Potterville MI Pub Sch(12)                                        6.00%     5/1/2029          AAA         1,000         1,068,280
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B                                      6.50%     7/1/2027         BBB+         1,000         1,114,910
Puerto Rico Comwlth Ser A                                         5.50%    10/1/2040          AAA         1,000         1,071,150
South Lyon MI Cmnty Schs(12)                                      5.50%     5/1/2023          AAA         1,425         1,522,768
                                                                                                                  ---------------
TOTAL                                                                                                                  28,360,099
                                                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 1.35%
MI St Strategic Fd Solid Wst Disp Rev
Ref Ltd Oblig Wst Mgmt AMT                                        4.50%    12/1/2013          BBB    $    1,000   $     1,002,520
                                                                                                                  ---------------

TRANSPORTATION 1.79%
MI St Comprehensive Transn
Ref Ser A(12)                                                     5.00%    11/1/2021          AAA           700           726,488
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)        500           607,340
                                                                                                                  ---------------
TOTAL                                                                                                                   1,333,828
                                                                                                                  ---------------

WATER/SEWER 11.05%
Detroit MI Disp Rev Ref Sr
Lien Ser A(12)                                                    5.00%     7/1/2028          AAA         1,000         1,035,530
Detroit MI Wtr Supply Sys Sr
Lien Ser A(16)                                                    5.00%     7/1/2034          AAA         1,000         1,033,030
Grand Rapids MI Santn Swr Sys(16)                                 5.00%     1/1/2034          AAA         1,000         1,044,310
Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(11)                                          4.75%     1/1/2028          AAA         1,050         1,057,760
Grand Rapids MI Water Supply(11)                                  5.00%     1/1/2035          AAA         1,000         1,042,210
Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(12)                                  5.00%     7/1/2022          AAA         1,865         1,950,081
MI Muni Bd Auth Rev Drinking
Wtr St Revolving Fd                                               5.00%    10/1/2024          AAA         1,000         1,045,600
                                                                                                                  ---------------
TOTAL                                                                                                                   8,208,521
                                                                                                                  ---------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 99.84% (cost $70,816,939)                                                        74,168,242
                                                                                                                  ===============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.16%                                                                      119,108
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    74,287,350
                                                                                                                  ===============

SCHEDULE OF INVESTMENTS (UNAUDITED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2006

MUNICIPAL BONDS 100.26%

EDUCATION 19.47%
Allegheny Cnty PA Higher Ed Bldg Auth
Univ Rev Ser A(c)                                                 4.75%    2/15/2026         Baa3           500           489,895
Lehigh Cnty PA Gen Purp Auth
Revs Cedar Crest College(17)                                     4.625%     4/1/2036           AA           500           483,850
Lehigh Cnty PA Gen Purp Auth
Revs Cedar Crest College(17)                                      5.00%     4/1/2026           AA           500           515,465

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lehigh Cnty PA Gen Purp Auth
Rev Desales Univ Pj(17)                                          5.125%   12/15/2023           AA    $    1,000   $     1,043,940
Montgomery Cnty PA Higher Ed &
Hlth Auth Rev Arcadia Univ(17)                                   4.375%     4/1/2026           AA           355           339,263
PA St Higher Edl Facs Auth College &
Univ Revs Allegheny College                                       4.80%     5/1/2036           A-         1,000           985,860
PA St Higher Edl Facs Auth College &
Univ Revs Moravian College Pj(17)                                5.375%     7/1/2031           AA         1,000         1,042,260
PA St Higher Edl Facs Auth College &
Univ Revs Univ of the Arts(17)                                   5.625%    3/15/2025           AA         1,000         1,043,520
PA St Higher Edl Facs Auth College &
Univ Revs Univ of the Arts(17)                                    5.75%    3/15/2030           AA           500           522,345
PA St Higher Edl Facs Auth College &
Univ Revs Univ of the Arts Ser A(c)(17)                          4.375%    9/15/2026           AA         1,000           950,010
PA St Higher Edl Facs Auth College &
Univ Revs Ursinus College(17)                                     5.00%     1/1/2036           AA           700           715,659
PA St Higher Edl Facs Auth College &
Univ Revs Ursinus College(17)                                     5.50%     1/1/2024           AA         1,000         1,068,770
PA St Higher Edl Facs Auth Rev
Drexel Univ Ser A                                                 5.20%     5/1/2032           A+           600           628,512
PA St Higher Edl Facs Auth Rev
Lafayette College Pj                                              6.00%     5/1/2030          AA-         1,425         1,536,620
PA St Higher Edl Facs Auth Rev
York College PA Pj Ser EE 1(19)                                   5.00%    11/1/2033          AAA         1,000         1,036,140
Philadelphia PA Auth Indl Dev
Rev Ed Cmnty Fgn Med Grads(16)                                    5.00%     6/1/2015          AAA           250           256,975
Philadelphia PA Sch Dist(11)                                      5.25%     6/1/2034          AAA         3,000         3,175,080
St Pub Sch Bldg Auth PA
College Rev(2)                                             Zero Coupon     7/15/2014          AAA           295           206,595
St Pub Sch Bldg Auth PA
College Rev(2)                                             Zero Coupon     7/15/2015          AAA           295           196,995
St Pub Sch Bldg Auth PA
College Rev(2)                                             Zero Coupon     7/15/2016          AAA           295           187,658
State Pub Sch Bldg Auth PA
Jefferson Cnty Dubois Tech Sch(11)                                5.00%     2/1/2029          AAA         1,000         1,041,370
State Pub Sch Bldg Auth PA
Sch Rev Lease Phil Sch(12)                                        5.25%     6/1/2027          AAA         1,000         1,058,560
                                                                                                                  ---------------
TOTAL                                                                                                                  18,525,342
                                                                                                                  ---------------

GENERAL OBLIGATION 7.47%
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)                                             7.75%     7/1/2027          AAA         1,000         1,400,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty PA                                                5.00%    9/15/2022          Aaa    $      625   $       651,256
Pennsbury PA Sch Dist(11)                                         5.50%    1/15/2020          Aaa         1,000         1,083,640
Pine-Richland Sch Dist PA(12)                                     5.00%    7/15/2035          AAA         1,000         1,040,600
Puerto Rico Comwlth Unrefunded
Bal Ser A                                                        5.375%     7/1/2028          BBB         1,825         1,892,617
West Middlesex Area Sch Dist PA(11)                               5.15%   12/15/2030          AAA         1,000         1,038,880
                                                                                                                  ---------------
TOTAL                                                                                                                   7,107,113
                                                                                                                  ---------------

HEALTHCARE 4.73%
Allegheny Cnty PA Hosp Dev
Catholic Hlth East Issue                                          5.50%   11/15/2032           A1         1,500         1,567,440
Delaware Cnty PA Auth Hosp Rev
Crozer Chester Med Ctr(1)(4)                                     5.375%    12/1/2018            A         1,000         1,029,130
Montgomery Cnty PA Higher Ed &
Hlth Sys Catholic Hlth East C                                    5.375%   11/15/2034           A1         1,000         1,045,140
Puerto Rico Indl Tourist Edl
Mutuo Oblig Grp Ser A(16)                                         6.25%     7/1/2024          AAA           850           859,809
                                                                                                                  ---------------
TOTAL                                                                                                                   4,501,519
                                                                                                                  ---------------

HOUSING 2.08%
PA Hsg Fin Agy Sing Fam
Mtg Ser 92-A AMT                                                  4.75%     4/1/2031          AA+         2,000         1,980,920
                                                                                                                  ---------------

INDUSTRIAL 4.46%
Allegheny Cnty PA Indl Dev
Auth Rev Envr Impt USX Pj                                         6.10%    7/15/2020         BBB+         1,000         1,037,130
Childrens Tr Fd Puerto Rico Tob
Settlmnt Rev Asset Bkd Bds                                        5.50%    5/15/2039          BBB           650           668,271
Philadelphia PA Auth For Indl
Dev Lease Rev Ser B(12)                                          5.125%    10/1/2026          AAA         1,000         1,046,280
York Cnty PA Ind Dev Auth
Pollutn Ctrl Rev Svc Elec & Gas Ser
A(16)                                                             6.45%    10/1/2019          AAA         1,475         1,491,830
                                                                                                                  ---------------
TOTAL                                                                                                                   4,243,511
                                                                                                                  ---------------

LEASE 1.65%
York PA Gen Auth Rev York
City Recreation Corp GTD(2)                                       5.50%     5/1/2018          AAA         1,475         1,572,129
                                                                                                                  ---------------

MISCELLANEOUS 3.07%
Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                                       6.30%   12/15/2018           A-(b)      1,000         1,079,920

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                                          5.375%     7/1/2034          BBB    $    1,000   $     1,058,200
Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Pg(2)                                      6.15%    12/1/2029          AAA           730           778,231
                                                                                                                  ---------------
TOTAL                                                                                                                   2,916,351
                                                                                                                  ---------------

PRE-REFUNDED 38.68%
Allegheny Cnty PA Port Auth
Spl Rev Transn(16)                                               6.125%     3/1/2029          AAA           500           538,590
Allegheny Cnty PA San Auth
Swr Rev(16)                                                      5.375%    12/1/2024          AAA         2,000         2,092,520
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                                  5.50%     6/1/2017          Aaa           465           490,682
Mifflin Cnty PA(11)                                              5.625%     9/1/2031          AAA         2,500         2,724,775
Montgomery Cnty PA Indl Dev
Auth Rev Hill Sch Pj(16)                                          5.35%    8/15/2027          Aaa         2,250         2,303,257
PA Conv Ctr Auth Rev Ser A ETM(11)                                6.70%     9/1/2016          AAA           855           988,406
PA St Higher Edl Facs Auth Rev
Univ of Scranton(2)                                               5.75%    11/1/2017          AAA         1,000         1,093,020
PA St Higher Edl Facs Auth Rev
Univ Sciences Phil(16)                                            5.25%    11/1/2025          AAA         1,000         1,040,910
PA St Higher Edl Facs Auth
Rev Drexel Univ                                                   6.00%     5/1/2029           A+           800           853,424
PA St Tpk Comm(2)                                                 5.50%    7/15/2033          AAA         3,000         3,270,750
Philadelphia PA Gas Wks Rev
12th Ser B ETM(16)                                                7.00%    5/15/2020          AAA         2,220         2,641,756
Philadelphia PA Sch Dist Ser A(12)                                5.50%     2/1/2031          AAA           500           543,720
Philadelphia PA Sch Dist Ser A(12)                                5.75%     2/1/2019          AAA           450           489,960
Philadelphia PA Sch Dist Ser A(12)                                5.75%     2/1/2020          AAA           250           272,200
Philadelphia PA Sch Dist Ser A(12)                                5.75%     2/1/2021          AAA           500           544,400
Philadelphia PA Sch Dist Ser A(12)                                5.75%     2/1/2030          AAA         1,250         1,361,000
Philadelphia PA Sch Dist Ser B(11)                               5.625%     8/1/2021          AAA         1,000         1,098,710
Philadelphia PA Sch Dist Ser B(11)                               5.625%     8/1/2022          AAA         1,000         1,098,710
Plum Boro PA Sch Dist(11)                                         5.25%    9/15/2030          AAA         1,000         1,072,210
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                                      5.75%     7/1/2041          AAA         2,000         2,214,680
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2026         BBB+         1,000         1,019,620
Puerto Rico Comwlth Ser A                                        5.375%     7/1/2028          AAA           925           999,490
Quaker Vly PA Sch Dist(12)                                        5.50%     4/1/2025          Aaa           800           883,664



                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Radnor Twp PA Sch Dist                                            5.75%    3/15/2026          Aa3    $    1,200   $     1,224,276
Riverside PA Sch Dist(11)                                         5.50%   10/15/2020          AAA         1,000         1,069,660
St Pub Sch Bldg Auth PA
Northhampton Area Cmnty Colleg(2)                                 5.75%     3/1/2020          AAA         1,775         1,920,852
St Pub Sch Bldg Auth PA Rev
Del Cnty Cmnty College Pj(16)                                     5.50%    10/1/2020          AAA           800           849,536
Tredyffrin Easttown PA Sch Dist                                   5.50%    2/15/2017          Aaa         1,000         1,071,420
York Cnty PA Hosp Auth Rev
York Hosp(2)                                                      5.25%     7/1/2017          AAA         1,000         1,029,940
                                                                                                                  ---------------
TOTAL                                                                                                                  36,802,138
                                                                                                                  ---------------

RESOURCE RECOVERY 1.62%
Allegheny Cnty PA San Auth
Swr Rev Ref Ser A(16)                                             5.00%    12/1/2025          AAA         1,000         1,044,330
PA Econ Dev Fin Auth Solid Wst Disp
Rev Wst Mngmnt Inc Pj A AMT                                       5.10%    10/1/2027          BBB           500           500,425
                                                                                                                  ---------------
TOTAL                                                                                                                   1,544,755
                                                                                                                  ---------------

TRANSPORTATION 12.39%
Allegheny Cnty PA Arpt Rev(16)                                    5.00%     1/1/2017          AAA         1,000         1,026,930
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(12)                                     5.20%     1/1/2027          AAA         1,000         1,053,590
Delaware River Port Auth PA &
NJ Rev(12)                                                        6.00%     1/1/2019          AAA         1,000         1,078,110
PA St Tpk Commn Tpk Rev Ser A(2)                                  5.25%    12/1/2032          AAA         1,000         1,070,240
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                                         5.50%     7/1/2036         BBB+         2,000         2,140,460
Puerto Rico Comwlth Hwy &
Transn Auth Rev PA 1052 RIBs RITES                               7.208%     1/1/2010          AAA(a)      2,750         3,340,370
Puerto Rico Comwlth Hwy &
Transn Ser G(11)                                                  5.25%     7/1/2020          AAA         1,000         1,077,830
Puerto Rico Port Auth Rev Ser D AMT(11)                           7.00%     7/1/2014          AAA         1,000         1,001,940
                                                                                                                  ---------------
TOTAL                                                                                                                  11,789,470
                                                                                                                  ---------------

WATER/SEWER 4.64%
Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                                      5.00%     6/1/2024          AAA         1,000         1,037,450
Delaware Cnty PA Indl Dev Auth
Wtr Facs Aqua PA Inc Pj Ser A AMT(11)                             5.00%    11/1/2036          AAA         1,000         1,022,100
Luzerne Cnty PA Indl Dev Auth
PA Amern Wtr Co Ser A AMT(2)                                      5.10%     9/1/2034          AAA         1,000         1,026,770

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2006

                                                                                           CREDIT
                                                                                          RATING:     PRINCIPAL
                                                              INTEREST      MATURITY       S&P OR        AMOUNT
INVESTMENTS                                                       RATE          DATE      MOODY'S         (000)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
North Huntingdon Twp PA GTD(2)                                    5.25%     4/1/2019          AAA    $      760   $       813,215
Saxonburg PA Area Auth Swr &
Wtr Rev(3)                                                        5.00%     3/1/2030          AAA           500           512,945
                                                                                                                  ---------------
TOTAL                                                                                                                   4,412,480
                                                                                                                  ---------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 100.26% (cost $90,267,995)                                                        95,395,728
                                                                                                                  ===============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.26%)                                                                   (246,897)
                                                                                                                  ---------------
NET ASSETS 100.00%                                                                                                $    95,148,831
                                                                                                                  ===============

(a) This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
(b)   This investment has been rated by Fitch IBCA.
(c)   Security purchased on a when-issued basis.
(d) Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
  + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  # Variable Rate Security. The interest rate represents the rate at March 31, 2006.
AMT   Income from this security may be subject to Alternative Minimum Tax.
COP   Certificates of Participation.
ETM   Escrow to Maturity.
GTD   Guaranteed.
Pre-Refunded Bonds. A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF   Permanent School Fund.
RIBs Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2006.
RITES Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
NR    Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
 (1) American Capital Access Holdings Ltd.
 (2) AMBAC Assurance Corporation
 (3) Assured Guarantee Corporation
 (4) Certified Bond Insurance
 (5) CIFG Guaranty
 (6) Custodian Receipt
 (7) Department of Veterans Affairs
 (8) Federal Home Loan Mortgage Corporation
 (9) Federal Housing Administration
(10) Federal National Mortgage Association
(11) Financial Guaranty Insurance Company
(12) Financial Security Assurance Inc.
(13) Government National Mortgage Association
(14) Government National Mortgage Association/Federal National Mortgage Association
(15) Insurance Bond Certificate
(16) Municipal Bond Investors Assurance Corporation
(17) Radian Asset Assurance, Inc.
(18) Temporary Custodial Receipts
(19) XL Capital Assurance Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2006

                                                                      NATIONAL         CALIFORNIA
ASSETS:
Investment in securities, at cost                              $   541,666,709    $   171,583,609
-------------------------------------------------------------------------------------------------
Investment in securities, at value                             $   568,765,525    $   178,945,741
Cash                                                                         -             46,433
Deposits with brokers for futures collateral                            70,200                  -
Receivables:
  Interest                                                           7,743,735          2,183,995
  Investment securities sold                                            78,706          1,399,975
  Capital shares sold                                                  568,426            352,970
  From advisor                                                               -                202
  Variation margin                                                      73,125                  -
Prepaid expenses and other assets                                       38,452             28,565
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       577,338,169        182,957,881
-------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                    4,730,920          3,613,534
  Capital shares reacquired                                            426,876            290,116
  Management fees                                                      218,460             67,585
  12b-1 distribution fees                                              269,360             85,544
  Fund administration                                                   20,737              6,485
  Directors' fees                                                      321,031            180,430
  To bank                                                              614,985                  -
Distributions payable                                                1,742,695            521,114
Accrued expenses and other liabilities                                 192,038            106,340
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    8,537,102          4,871,148
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   568,801,067    $   178,086,733
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   559,343,891    $   173,790,746
Distributions in excess of net investment
income                                                              (1,815,987)          (353,811)
Accumulated net realized loss on
investments and futures contracts                                  (15,922,916)        (2,712,334)
Net unrealized appreciation on investments
and futures contracts                                               27,196,079          7,362,132
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   568,801,067    $   178,086,733
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $   498,266,858    $   163,083,879
Class B Shares                                                 $    28,789,314                  -
Class C Shares                                                 $    41,744,895    $    15,002,854
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                      43,666,517         15,063,808
Class B Shares                                                       2,515,824                  -
Class C Shares                                                       3,652,083          1,384,757
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         11.41    $         10.83
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                 $         11.79    $         11.19
Class B Shares-Net asset value                                 $         11.44                  -
Class C Shares-Net asset value                                 $         11.43    $         10.83

*Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Lord Abbett Municipal Income Trust has an unlimited number of shares of beneficial interest authorized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   CONNECTICUT             HAWAII          MINNESOTA
ASSETS:
Investment in securities, at cost                              $    86,352,051    $    77,478,475    $    43,450,640
--------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                             $    90,473,010    $    80,487,179    $    44,733,311
Cash                                                                    99,557            221,248            566,967
Deposits with brokers for futures collateral                                 -                  -                  -
Receivables:
  Interest                                                           1,259,796          1,196,544            539,982
  Investment securities sold                                                 -                  -          2,093,860
  Capital shares sold                                                  312,679            132,806            274,653
  From advisor                                                          39,153             23,002                  -
  Variation margin                                                           -                  -                  -
Prepaid expenses and other assets                                       17,117             16,735             14,157
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        92,201,312         82,077,514         48,222,930
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                            -                  -          1,850,698
  Capital shares reacquired                                             63,744              8,402             15,968
  Management fees                                                       34,947             25,344             17,149
  12b-1 distribution fees                                               40,256             38,811                  -
  Fund administration                                                    2,899              2,929              1,609
  Directors' fees                                                       31,237             23,389              3,629
  To bank                                                                    -                  -                  -
Distributions payable                                                  300,669            256,216            142,225
Accrued expenses and other liabilities                                  45,973             34,484             33,330
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      519,725            389,575          2,064,608
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $    91,681,587    $    81,687,939    $    46,158,322
====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    89,633,573    $    81,359,997    $    45,560,845
Distributions in excess of net investment
income                                                                (364,239)          (346,320)           (39,652)
Accumulated net realized loss on
investments and futures contracts                                   (1,708,706)        (2,334,442)          (645,542)
Net unrealized appreciation on investments
and futures contracts                                                4,120,959          3,008,704          1,282,671
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $    91,681,587    $    81,687,939    $    46,158,322
====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $    91,681,587    $    81,687,939    $    46,158,322
Class B Shares                                                               -                  -                  -
Class C Shares                                                               -                  -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                       8,806,018         16,479,955          8,986,259
Class B Shares                                                               -                  -                  -
Class C Shares                                                               -                  -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $         10.41    $          4.96    $          5.14
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                 $         10.76    $          5.13    $          5.31
Class B Shares-Net asset value                                               -                  -                  -
Class C Shares-Net asset value                                               -                  -                  -

                                                                      MISSOURI         NEW JERSEY           NEW YORK
ASSETS:
Investment in securities, at cost                              $   156,973,750    $   125,952,277    $   223,413,720
--------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                             $   162,594,954    $   132,879,428    $   234,306,810
Cash                                                                   101,876            120,388             26,437
Deposits with brokers for futures collateral                                 -                  -                  -
Receivables:
  Interest                                                           1,982,574          1,866,360          3,222,037
  Investment securities sold                                                 -            476,234                  -
  Capital shares sold                                                  166,370             40,108            389,846
  From advisor                                                          76,062             14,860             72,219
  Variation margin                                                           -                  -                  -
Prepaid expenses and other assets                                       18,234             17,158             30,324
--------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       164,940,070        135,414,536        238,047,673
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                    4,857,946          1,248,887                  -
  Capital shares reacquired                                              5,005            137,197            225,623
  Management fees                                                       60,853             51,492             90,911
  12b-1 distribution fees                                               55,778             63,892            118,801
  Fund administration                                                    5,753              4,917              8,661
  Directors' fees                                                       37,410             50,981            153,944
  To bank                                                                    -                  -                  -
Distributions payable                                                  492,044            408,333            763,448
Accrued expenses and other liabilities                                  48,971             52,217             89,096
--------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    5,563,760          2,017,916          1,450,484
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   159,376,310    $    133,396,62    $   236,597,189
====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   154,502,542    $    132,065,30    $   228,054,908
Distributions in excess of net investment
income                                                                (550,311)          (444,522)        (1,017,593)
Accumulated net realized loss on
investments and futures contracts                                     (197,125)        (5,151,315)        (1,333,216)
Net unrealized appreciation on investments
and futures contracts                                                5,621,204          6,927,151         10,893,090
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   159,376,310    $   133,396,620    $   236,597,189
====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $    159,376,31    $    133,396,62    $   221,622,554
Class B Shares                                                               -                  -                  -
Class C Shares                                                               -                  -    $    14,974,635
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                      30,213,740         26,012,298         19,891,152
Class B Shares                                                               -                  -                  -
Class C Shares                                                               -                  -          1,344,452
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $          5.27    $          5.13    $         11.14
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                 $          5.45    $          5.30    $         11.51
Class B Shares-Net asset value                                               -                  -                  -
Class C Shares-Net asset value                                               -                  -    $         11.14

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
MARCH 31, 2006

                                                                              TEXAS         WASHINGTON
ASSETS:
Investment in securities, at cost                                   $    74,479,937    $    42,508,107
------------------------------------------------------------------------------------------------------
Investment in securities, at value                                  $    79,751,820    $    45,222,154
Cash                                                                              -             43,654
Receivables:
  Interest                                                                1,166,184            700,958
  Investment securities sold                                                      -                  -
  Capital shares sold                                                         6,000              4,862
  From advisor                                                               11,819                  -
Prepaid expenses and other assets                                            15,810             15,433
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             80,951,633         45,987,061
------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                         1,049,715             16,301
  Capital shares reacquired                                                   3,648             88,514
  Management fees                                                            30,375             18,340
  12b-1 distribution fees                                                    67,955                  -
  Fund administration                                                         2,971              1,649
  Directors'/Trustees' fees                                                  35,384             18,505
  To bank                                                                    33,077                  -
Distributions payable                                                       262,424            152,470
Accrued expenses and other liabilities                                       32,279             29,957
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         1,517,828            325,736
------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    79,433,805    $    45,661,325
======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $    78,280,165    $    45,306,129
Undistributed (distributions in excess of) net investment income           (285,477)           164,800
Accumulated net realized loss on investments                             (3,832,766)        (2,523,651)
Net unrealized appreciation (depreciation) on investments                 5,271,883          2,714,047
------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    79,433,805    $    45,661,325
======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $    79,433,805    $    45,661,325
Class B Shares                                                                    -                  -
Class C Shares                                                                    -                  -
Class P Shares                                                                    -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                            7,925,881          9,001,623
Class B Shares                                                                    -                  -
Class C Shares                                                                    -                  -
Class P Shares                                                                    -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $         10.02    $          5.07
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                      $         10.36    $          5.24
Class B Shares-Net asset value                                                    -                  -
Class C Shares-Net asset value                                                    -                  -
Class P Shares-Net asset value                                                    -                  -

*Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Lord Abbett Municipal Income Trust has an unlimited number of shares of beneficial interest authorized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            INSURED
                                                                       INTERMEDIATE            FLORIDA            GEORGIA
ASSETS:
Investment in securities, at cost                                   $    12,310,779    $    66,930,737    $   103,157,942
-------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                  $    12,205,918    $    71,127,044    $   106,231,865
Cash                                                                        387,212                  -            304,114
Receivables:
  Interest                                                                  155,764          1,224,606          1,651,349
  Investment securities sold                                                      -          1,182,388          2,110,649
  Capital shares sold                                                        49,287             80,168            620,938
  From advisor                                                               13,668             18,847             61,558
Prepaid expenses and other assets                                            21,075             28,713             18,348
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             12,832,924         73,661,766         110,998,82
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                           323,409          1,001,370          2,105,462
  Capital shares reacquired                                                  45,014              6,000             50,639
  Management fees                                                             4,101             28,271             40,796
  12b-1 distribution fees                                                     6,960             45,079             26,419
  Fund administration                                                           411              2,669              3,832
  Directors'/Trustees' fees                                                   4,483             42,564              6,296
  To bank                                                                         -            279,779                  -
Distributions payable                                                        29,016            230,017            331,671
Accrued expenses and other liabilities                                       21,542             38,490             41,021
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           434,936          1,674,239          2,606,136
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    12,397,988    $    71,987,527    $   108,392,685
=========================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $    12,674,603    $    74,357,747    $    105,615,19
Undistributed (distributions in excess of) net investment income                601           (273,008)           (20,312)
Accumulated net realized loss on investments                               (172,355)        (6,293,519)          (276,119)
Net unrealized appreciation (depreciation) on investments                  (104,861)         4,196,307          3,073,923
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $    12,397,988    $    71,987,527    $   108,392,685
=========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $     8,155,031    $    65,293,955    $   108,392,685
Class B Shares                                                      $       754,720                  -                  -
Class C Shares                                                      $     3,477,848    $     6,693,572                  -
Class P Shares                                                      $        10,389                  -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                              843,769         13,877,443         19,383,231
Class B Shares                                                               78,186                  -                  -
Class C Shares                                                              360,298          1,421,059                  -
Class P Shares                                                            1,074.876                  -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $          9.67    $          4.71    $          5.59
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                      $          9.99    $          4.87    $          5.78
Class B Shares-Net asset value                                      $          9.65                  -                  -
Class C Shares-Net asset value                                      $          9.65    $          4.71                  -
Class P Shares-Net asset value                                      $          9.67                  -                  -

                                                                         HIGH YIELD           MICHIGAN       PENNSYLVANIA
ASSETS:
Investment in securities, at cost                                   $   732,265,737    $    70,816,939    $    90,267,995
-------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                  $   736,820,664    $    74,168,242    $    95,395,728
Cash                                                                              -             26,752            360,353
Receivables:
  Interest                                                               11,504,678          1,198,860          1,264,668
  Investment securities sold                                                 85,000          2,139,569                  -
  Capital shares sold                                                     4,113,422             45,132              5,086
  From advisor                                                              620,172              5,194             29,029
Prepaid expenses and other assets                                            84,982             18,426             19,337
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                            753,228,918         77,602,175         97,074,201
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                        16,097,000          2,987,368          1,464,234
  Capital shares reacquired                                                 442,327              9,534                  -
  Management fees                                                           285,730             28,393             36,469
  12b-1 distribution fees                                                   340,863                848             50,590
  Fund administration                                                        22,985              2,671              3,460
  Directors'/Trustees' fees                                                  10,571             13,526             25,550
  To bank                                                                 3,818,944                  -                  -
Distributions payable                                                     2,601,212            236,941            302,413
Accrued expenses and other liabilities                                      103,421             35,544             42,654
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        23,723,053          3,314,825          1,925,370
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $   729,505,865    $    74,287,350    $    95,148,831
=========================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $   729,133,073    $    73,275,762    $    91,417,038
Undistributed (distributions in excess of) net investment income             60,422           (240,499)          (398,755)
Accumulated net realized loss on investments                             (4,242,557)        (2,099,216)          (997,185)
Net unrealized appreciation (depreciation) on investments                 4,554,927          3,351,303          5,127,733
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $   729,505,865    $    74,287,350    $    95,148,831
=========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $   502,192,403    $    74,287,350    $    95,148,831
Class B Shares                                                      $        10,960                  -                  -
Class C Shares                                                      $   227,291,532                  -                  -
Class P Shares                                                      $        10,970                  -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                           32,574,579         14,230,396         18,248,998
Class B Shares                                                              710.901                  -                  -
Class C Shares                                                           14,745,166                  -                  -
Class P Shares                                                              711.456                  -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $         15.42    $          5.22    $          5.21
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                      $         15.94    $          5.40    $          5.39
Class B Shares-Net asset value                                      $         15.42                  -                  -
Class C Shares-Net asset value                                      $         15.41                  -                  -
Class P Shares-Net asset value                                      $         15.42                  -                  -

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2006

                                                                           NATIONAL         CALIFORNIA
INVESTMENT INCOME:
Interest                                                            $    13,917,458    $     4,047,485
Dividends                                                                    63,513             11,803
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  13,980,971          4,059,288
------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                           1,278,292            398,934
12b-1 distribution plan-Class A                                             855,737            285,201
12b-1 distribution plan-Class B                                             150,648                  -
12b-1 distribution plan-Class C                                             206,936             71,662
Shareholder servicing                                                       149,695             40,842
Professional                                                                 20,641             20,316
Reports to shareholders                                                      36,494             10,655
Fund administration                                                         113,626             35,461
Custody                                                                      36,095             13,254
Directors' fees                                                               9,690              3,038
Registration                                                                 19,696              7,295
Other                                                                         5,735              1,968
------------------------------------------------------------------------------------------------------
Gross expenses                                                            2,883,285            888,626
  Expense reductions (See Note 7)                                           (10,252)            (3,565)
  Expenses assumed by advisor (See Note 3)                                       (8)            (5,472)
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                              2,873,025            879,589
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    11,107,946          3,179,699
------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and futures contracts              (226,293)            53,563
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                      (6,030,810)        (2,040,626)
======================================================================================================
NET REALIZED AND UNREALIZED LOSS                                         (6,257,103)        (1,987,063)
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     4,850,843    $     1,192,636
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        CONNECTICUT             HAWAII          MINNESOTA
INVESTMENT INCOME:
Interest                                                            $     2,183,659    $     1,868,470    $     1,053,327
Dividends                                                                     6,843                  -                  -
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,190,502          1,868,470          1,053,327
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                             203,866            179,798             99,372
12b-1 distribution plan-Class A                                             158,562            137,965                  -
12b-1 distribution plan-Class B                                                   -                  -                  -
12b-1 distribution plan-Class C                                                   -                  -                  -
Shareholder servicing                                                        21,561             17,807             14,138
Professional                                                                 17,149             17,247             16,469
Reports to shareholders                                                       8,956              7,163              6,079
Fund administration                                                          18,121             15,982              8,833
Custody                                                                       2,922              2,544              2,294
Directors' fees                                                               1,550              1,323                736
Registration                                                                  4,293              3,699              2,935
Other                                                                           674              1,003                541
-------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                              437,654            384,531            151,397
  Expense reductions (See Note 7)                                            (2,127)            (3,255)            (1,826)
  Expenses assumed by advisor (See Note 3)                                 (169,899)           (62,775)                 -
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                265,628            318,501            149,571
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     1,924,874          1,549,969            903,756
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and futures contracts              (117,727)           (11,106)             5,453
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                      (1,091,264)        (1,158,768)          (413,002)
=========================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                         (1,208,991)        (1,169,874)          (407,549)
=========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $       715,883    $       380,095    $       496,207
=========================================================================================================================

                                                                           MISSOURI         NEW JERSEY           NEW YORK
INVESTMENT INCOME:
Interest                                                            $     3,644,913    $     3,251,882    $     5,826,329
Dividends                                                                         -              4,713             30,304
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   3,644,913          3,256,595          5,856,633
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                             359,759            303,419            540,331
12b-1 distribution plan-Class A                                             279,812            240,096            385,552
12b-1 distribution plan-Class B                                                   -                  -                  -
12b-1 distribution plan-Class C                                                   -                  -             73,323
Shareholder servicing                                                        47,984             38,127             62,001
Professional                                                                 19,188             18,273             19,295
Reports to shareholders                                                      11,782             12,589             17,591
Fund administration                                                          31,979             26,970             48,029
Custody                                                                       6,878              5,021             23,044
Directors' fees                                                               2,739              2,330              4,134
Registration                                                                  5,902              3,930              6,849
Other                                                                         1,300              1,398              2,059
-------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                              767,323            652,153          1,182,208
  Expense reductions (See Note 7)                                            (8,708)            (2,267)            (4,412)
  Expenses assumed by advisor (See Note 3)                                 (318,206)           (57,076)          (305,258)
-------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                440,409            592,810            872,538
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     3,204,504          2,663,785          4,984,095
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and futures contracts              (135,960)           (25,066)          (661,081)
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                      (1,757,526)        (1,839,107)        (3,128,847)
=========================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                         (1,893,486)        (1,864,173)        (3,789,928)
=========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     1,311,018    $       799,612    $     1,194,167
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
FOR THE SIX MONTHS ENDED MARCH 31, 2006

                                                                                   TEXAS         WASHINGTON
INVESTMENT INCOME:
Interest                                                                 $     1,956,892    $     1,123,519
Dividends                                                                         25,123              5,517
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        1,982,015          1,129,036
-----------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                  174,055            104,843
12b-1 distribution plan-Class A                                                  134,393                  -
12b-1 distribution plan-Class B                                                        -                  -
12b-1 distribution plan-Class C                                                        -                  -
12b-1 distribution plan-Class P                                                        -                  -
Shareholder servicing                                                             17,129             13,760
Professional                                                                      17,063             16,527
Reports to shareholders                                                            3,516              3,255
Fund administration                                                               15,471              9,319
Custody                                                                            4,290              3,556
Directors'/Trustees' fees                                                          1,295                806
Registration                                                                       3,570              1,996
Other                                                                                792                603
-----------------------------------------------------------------------------------------------------------
Gross expenses                                                                   371,574            154,665
  Expense reductions (See Note 7)                                                 (2,498)            (1,796)
  Expenses assumed by advisor (See Note 3)                                       (25,806)                 -
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     343,270            152,869
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          1,638,745            976,167
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                           21,569            (87,714)
Net change in unrealized appreciation (depreciation) on investments           (1,186,892)          (465,776)
===========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (1,165,323)          (553,490)
===========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       473,422    $       422,677
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                 INSURED
                                                                            INTERMEDIATE            FLORIDA            GEORGIA
INVESTMENT INCOME:
Interest                                                                 $       205,553    $     1,848,062    $     2,232,278
Dividends                                                                          3,229             14,234                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          208,782          1,862,296          2,232,278
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                   24,282            167,226            237,613
12b-1 distribution plan-Class A                                                   13,441            134,147            133,040
12b-1 distribution plan-Class B                                                    3,887                  -                  -
12b-1 distribution plan-Class C                                                   18,363             34,087                  -
12b-1 distribution plan-Class P                                                       24                  -                  -
Shareholder servicing                                                              3,183             20,744             30,045
Professional                                                                      15,653             18,196             21,917
Reports to shareholders                                                              182              4,060              6,216
Fund administration                                                                2,428             14,865             21,121
Custody                                                                            1,619              4,838              2,871
Directors'/Trustees' fees                                                            205              1,280              1,750
Registration                                                                      28,230              4,649              6,182
Other                                                                                402              1,028                975
------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                   111,899            405,120            461,730
  Expense reductions (See Note 7)                                                 (1,340)            (2,614)            (4,139)
  Expenses assumed by advisor (See Note 3)                                       (78,685)           (91,106)          (278,469)
------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                      31,874            311,400            179,122
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            176,908          1,550,896          2,053,156
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                          (34,389)          (170,921)          (212,624)
Net change in unrealized appreciation (depreciation) on investments             (119,338)          (909,016)        (1,011,181)
==============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                         (153,727)        (1,079,937)        (1,223,805)
==============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $        23,181    $       470,959    $       829,351
==============================================================================================================================

                                                                              HIGH YIELD           MICHIGAN       PENNSYLVANIA
INVESTMENT INCOME:
Interest                                                                 $    15,525,308    $     1,762,929    $     2,265,833
Dividends                                                                         31,363                  -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       15,556,671          1,762,929          2,265,833
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                1,430,605            167,790            215,756
12b-1 distribution plan-Class A                                                  698,089                  -            151,136
12b-1 distribution plan-Class B                                                       54                  -                  -
12b-1 distribution plan-Class C                                                  855,064                  -                  -
12b-1 distribution plan-Class P                                                       24                  -                  -
Shareholder servicing                                                            144,622             24,060             27,251
Professional                                                                      31,210             16,724             17,407
Reports to shareholders                                                           39,536              4,637              4,553
Fund administration                                                              114,449             14,915             19,178
Custody                                                                           42,593              3,251              5,810
Directors'/Trustees' fees                                                          7,390              1,279              1,653
Registration                                                                      79,821              4,926              2,833
Other                                                                              1,775                745                791
------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 3,445,232            238,327            446,368
  Expense reductions (See Note 7)                                                (48,552)            (4,135)            (4,356)
  Expenses assumed by advisor (See Note 3)                                    (3,226,600)           (30,494)           (94,618)
------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     170,080            203,698            347,394
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         15,386,591          1,559,231          1,918,439
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                       (3,505,270)          (151,360)           (84,944)
Net change in unrealized appreciation (depreciation) on investments            4,383,378           (893,730)        (1,340,141)
==============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                          878,108         (1,045,090)        (1,425,085)
==============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    16,264,699    $       514,141    $       493,354
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2006

INCREASE (DECREASE) IN NET ASSETS                                          NATIONAL         CALIFORNIA
OPERATIONS:
Net investment income                                               $    11,107,946    $     3,179,699
Net realized gain (loss) on investments and
  futures contracts                                                        (226,293)            53,563
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                      (6,030,810)        (2,040,626)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      4,850,843          1,192,636
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                               (10,351,105)        (3,225,884)
  Class B                                                                  (522,873)                 -
  Class C                                                                  (722,303)          (237,066)
Net realized gain
  Class A                                                                         -                  -
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (11,596,281)        (3,462,950)
======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        40,121,505          8,222,161
Reinvestment of distributions                                             7,932,560          2,146,658
Cost of shares reacquired                                               (42,348,806)       (10,191,368)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                               5,705,259            177,451
======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                    (1,040,179)        (2,092,863)
======================================================================================================
NET ASSETS:
Beginning of period                                                     569,841,246        180,179,596
------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $   568,801,067    $   178,086,733
======================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $    (1,815,987)   $      (353,811)
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                       CONNECTICUT             HAWAII          MINNESOTA
OPERATIONS:
Net investment income                                               $     1,924,874    $     1,549,969    $       903,756
Net realized gain (loss) on investments and
  futures contracts                                                        (117,727)           (11,106)             5,453
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                      (1,091,264)        (1,158,768)          (413,002)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        715,883            380,095            496,207
=========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                (1,990,202)        (1,667,441)          (919,006)
  Class B                                                                         -                  -                  -
  Class C                                                                         -                  -                  -
Net realized gain
  Class A                                                                         -                  -                  -
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (1,990,202)        (1,667,441)          (919,006)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         5,969,829          9,862,514          6,036,518
Reinvestment of distributions                                             1,083,644          1,175,976            796,426
Cost of shares reacquired                                                (5,175,603)        (6,280,634)        (3,434,077)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                               1,877,870          4,757,856          3,398,867
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       603,551          3,470,510          2,976,068
=========================================================================================================================
NET ASSETS:
Beginning of period                                                      91,078,036         78,217,429         43,182,254
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $    91,681,587    $    81,687,939    $    46,158,322
=========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $      (364,239)   $      (346,320)   $       (39,652)
=========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                          MISSOURI         NEW JERSEY           NEW YORK
OPERATIONS:
Net investment income                                               $     3,204,504    $     2,663,785    $     4,984,095
Net realized gain (loss) on investments and
  futures contracts                                                        (135,960)           (25,066)          (661,081)
Net change in unrealized appreciation (depreciation) on
  investments and futures contracts                                      (1,757,526)        (1,839,107)        (3,128,847)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      1,311,018            799,612          1,194,167
=========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                (3,288,601)        (2,740,659)        (4,872,141)
  Class B                                                                         -                  -                  -
  Class C                                                                         -                  -           (267,768)
Net realized gain
  Class A                                                                  (223,724)                 -                  -
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (3,512,325)        (2,740,659)        (5,139,909)
=========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         6,255,956          3,507,876          9,380,828
Reinvestment of distributions                                             2,935,728          1,469,038          3,216,665
Cost of shares reacquired                                                (9,237,934)        (6,958,638)       (16,154,798)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 (46,250)        (1,981,724)        (3,557,305)
=========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                    (2,247,557)        (3,922,771)        (7,503,047)
=========================================================================================================================
NET ASSETS:
Beginning of period                                                     161,623,867        137,319,391        244,100,236
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $   159,376,310    $   133,396,620    $   236,597,189
=========================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $      (550,311)   $      (444,522)   $    (1,017,593)
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX MONTHS ENDED MARCH 31, 2006

INCREASE (DECREASE) IN NET ASSETS                                                  TEXAS         WASHINGTON
OPERATIONS:
Net investment income                                                    $     1,638,745    $       976,167
Net realized gain (loss) on investments                                           21,569            (87,714)
Net change in unrealized appreciation (depreciation) on investments           (1,186,892)          (465,776)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             473,422            422,677
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                     (1,700,157)        (1,030,610)
  Class B                                                                              -                  -
  Class C                                                                              -                  -
  Class P                                                                              -                  -
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (1,700,157)        (1,030,610)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              6,750,785          1,299,507
Reinvestment of distributions                                                  1,278,766            792,723
Cost of shares reacquired                                                     (3,393,655)        (3,532,197)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    4,635,896         (1,439,967)
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                          3,409,161         (2,047,900)
===========================================================================================================
NET ASSETS:
Beginning of period                                                           76,024,644         47,709,225
-----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $    79,433,805    $    45,661,325
===========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $      (285,477)   $       164,800
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                 INSURED
INCREASE (DECREASE) IN NET ASSETS                                           INTERMEDIATE            FLORIDA            GEORGIA
OPERATIONS:
Net investment income                                                    $       176,908    $     1,550,896    $     2,053,156
Net realized gain (loss) on investments                                          (34,389)          (170,921)          (212,624)
Net change in unrealized appreciation (depreciation) on investments             (119,338)          (909,016)        (1,011,181)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              23,181            470,959            829,351
==============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                       (133,427)        (1,451,330)        (2,163,030)
  Class B                                                                        (10,799)                 -                  -
  Class C                                                                        (51,067)          (126,192)                 -
  Class P                                                                           (172)                 -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             (195,465)        (1,577,522)        (2,163,030)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              3,766,603          3,616,263         10,803,918
Reinvestment of distributions                                                    119,940            827,780          1,772,074
Cost of shares reacquired                                                     (3,817,632)        (6,868,456)        (6,736,407)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                       68,911         (2,424,413)         5,839,585
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                           (103,373)        (3,530,976)         4,505,906
==============================================================================================================================
NET ASSETS:
Beginning of period                                                           12,501,361         75,518,503        103,886,779
------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $    12,397,988    $    71,987,527    $   108,392,685
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $           601    $      (273,008)   $       (20,312)
==============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                             HIGH YIELD           MICHIGAN       PENNSYLVANIA
OPERATIONS:
Net investment income                                                    $    15,386,591    $     1,559,231    $     1,918,439
Net realized gain (loss) on investments                                       (3,505,270)          (151,360)           (84,944)
Net change in unrealized appreciation (depreciation) on investments            4,383,378           (893,730)        (1,340,141)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          16,264,699            514,141            493,354
==============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                    (10,520,899)        (1,584,048)        (2,025,891)
  Class B                                                                           (276)                 -                  -
  Class C                                                                     (4,342,734)                 -                  -
  Class P                                                                           (285)                 -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          (14,864,194)        (1,584,048)        (2,025,891)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            338,919,048          4,265,316          2,758,180
Reinvestment of distributions                                                  8,201,490          1,137,687          1,163,478
Cost of shares reacquired                                                    (57,303,146)        (5,908,056)        (4,309,117)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  289,817,392           (505,053)          (387,459)
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        291,217,897         (1,574,960)        (1,919,996)
==============================================================================================================================
NET ASSETS:
Beginning of period                                                          438,287,968         75,862,310         97,068,827
------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $   729,505,865    $    74,287,350    $    95,148,831
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $        60,422    $      (240,499)   $      (398,755)
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED SEPTEMBER 30, 2005

INCREASE (DECREASE) IN NET ASSETS                                               NATIONAL         CALIFORNIA
OPERATIONS:
Net investment income                                                    $    22,733,743    $     7,145,593
Net realized gain (loss) on investments                                        2,290,948          1,322,239
Net change in unrealized appreciation (depreciation) on investments               28,933             55,949
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          25,053,624          8,523,781
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                    (19,625,604)        (6,411,414)
  Class B                                                                     (1,070,508)                 -
  Class C                                                                     (1,353,655)          (441,459)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          (22,049,767)        (6,852,873)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             51,842,238         17,495,318
Reinvestment of distributions                                                 14,994,262          4,038,026
Cost of shares reacquired                                                    (78,189,654)       (22,248,071)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  (11,353,154)          (714,727)
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                         (8,349,297)           956,181
===========================================================================================================
NET ASSETS:
Beginning of year                                                            578,190,543        179,223,415
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   569,841,246    $   180,179,596
===========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $    (1,327,652)   $       (70,560)
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                            CONNECTICUT             HAWAII          MINNESOTA
OPERATIONS:
Net investment income                                                    $     3,745,433    $     2,856,901    $     1,639,902
Net realized gain (loss) on investments                                           66,847            157,963             32,645
Net change in unrealized appreciation (depreciation) on investments             (523,627)          (836,876)           103,849
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           3,288,653          2,177,988          1,776,396
==============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                     (3,778,140)        (2,890,561)        (1,561,827)
  Class B                                                                              -                  -                  -
  Class C                                                                              -                  -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (3,778,140)        (2,890,561)        (1,561,827)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             10,013,892         15,258,859          8,422,579
Reinvestment of distributions                                                  2,046,626          1,726,144          1,370,007
Cost of shares reacquired                                                    (10,477,934)        (7,652,681)        (5,312,810)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    1,582,584          9,332,322          4,479,776
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                          1,093,097          8,619,749          4,694,345
==============================================================================================================================
NET ASSETS:
Beginning of year                                                             89,984,939         69,597,680         38,487,909
------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $    91,078,036    $    78,217,429    $    43,182,254
==============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $      (298,911)   $      (228,848)   $       (24,402)
==============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                               MISSOURI         NEW JERSEY           NEW YORK
OPERATIONS:
Net investment income                                                    $     6,403,640    $     5,638,340    $    10,241,498
Net realized gain (loss) on investments                                          539,000            488,086          1,951,497
Net change in unrealized appreciation (depreciation) on investments             (263,132)            20,011         (3,675,093)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           6,679,508          6,146,437          8,517,902
==============================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                     (6,364,236)        (5,542,184)        (9,760,245)
  Class B                                                                              -                  -                  -
  Class C                                                                              -                  -           (479,301)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (6,364,236)        (5,542,184)       (10,239,546)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             16,167,260         10,342,291         15,718,365
Reinvestment of distributions                                                  5,356,878          3,087,893          6,319,031
Cost of shares reacquired                                                    (16,121,749)       (16,176,894)       (25,881,447)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    5,402,389         (2,746,710)        (3,844,051)
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                          5,717,661         (2,142,457)        (5,565,695)
==============================================================================================================================
NET ASSETS:
Beginning of year                                                            155,906,206        139,461,848        249,665,931
------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   161,623,867    $   137,319,391    $   244,100,236
==============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $      (466,214)   $      (367,648)   $      (861,779)
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
YEAR ENDED SEPTEMBER 30, 2005

INCREASE (DECREASE) IN NET ASSETS                                                  TEXAS         WASHINGTON
OPERATIONS:
Net investment income                                                    $     3,269,965    $     2,105,496
Net realized gain (loss) on investments                                            3,114             80,130
Net change in unrealized appreciation (depreciation) on investments             (737,907)          (239,466)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           2,535,172          1,946,160
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                     (3,272,796)        (2,194,346)
  Class B                                                                              -                  -
  Class C                                                                              -                  -
  Class P                                                                              -                  -
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (3,272,796)        (2,194,346)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              4,539,764          4,413,729
Reinvestment of distributions                                                  2,472,778          1,669,761
Cost of shares reacquired                                                     (5,836,564)        (6,960,562)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    1,175,978           (877,072)
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                            438,354         (1,125,258)
===========================================================================================================
NET ASSETS:
Beginning of year                                                             75,586,290         48,834,483
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $    76,024,644    $    47,709,225
===========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $      (224,065)   $       219,243
===========================================================================================================

*For the period 12/1/2004 (commencement of investment operations) to 9/30/2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                 INSURED
INCREASE (DECREASE) IN NET ASSETS                                           INTERMEDIATE            FLORIDA            GEORGIA
OPERATIONS:
Net investment income                                                    $       294,444    $     3,205,938    $     3,764,927
Net realized gain (loss) on investments                                            2,164            305,623            212,639
Net change in unrealized appreciation (depreciation) on investments             (165,184)          (896,541)          (134,845)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             131,424          2,615,020          3,842,721
==============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                       (190,340)        (3,022,602)        (3,756,535)
  Class B                                                                        (10,816)                 -                  -
  Class C                                                                        (76,343)          (231,091)                 -
  Class P                                                                           (276)                 -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                             (277,775)        (3,253,693)        (3,756,535)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              6,773,004          6,471,601         23,571,680
Reinvestment of distributions                                                    191,241          1,662,964          3,147,985
Cost of shares reacquired                                                     (4,294,792)       (10,896,560)       (12,399,318)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    2,669,453         (2,761,995)        14,320,347
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                          2,523,102         (3,400,668)        14,406,533
==============================================================================================================================
NET ASSETS:
Beginning of year                                                              9,978,259         78,919,171         89,480,246
------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $    12,501,361    $    75,518,503    $   103,886,779
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $        19,158    $      (246,382)   $        89,562
==============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                            HIGH YIELD*           MICHIGAN       PENNSYLVANIA
OPERATIONS:
Net investment income                                                    $     6,244,293    $     3,060,313    $     3,978,249
Net realized gain (loss) on investments                                         (737,293)            69,684             78,667
Net change in unrealized appreciation (depreciation) on investments              171,549           (470,326)           226,197
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           5,678,549          2,659,671          4,283,113
==============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                     (4,944,903)        (3,079,723)        (4,015,282)
  Class B                                                                           (442)                 -                  -
  Class C                                                                     (1,760,470)                 -                  -
  Class P                                                                           (447)                 -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (6,706,262)        (3,079,723)        (4,015,282)
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            448,982,126          8,951,088          8,199,297
Reinvestment of distributions                                                  3,142,187          2,186,282          2,248,356
Cost of shares reacquired                                                    (12,808,632)         (8,145,069)        (9,600,486)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  439,315,681          2,992,301            847,167
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        438,287,968          2,572,249          1,114,998
==============================================================================================================================
NET ASSETS:
Beginning of year                                                                      -         73,290,061         95,953,829
------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   438,287,968    $    75,862,310    $    97,068,827
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $      (461,975)   $      (215,682)   $      (291,303)
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   11.55        $   11.49     $   11.50     $   11.73     $   11.33     $   10.76
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .23              .47           .47           .50           .54           .53
  Net realized and
    unrealized gain (loss)                      (.13)             .05          (.01)         (.22)          .40           .59
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .10              .52           .46           .28           .94          1.12
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.24)            (.46)         (.47)         (.51)         (.54)         (.55)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   11.41        $   11.55     $   11.49     $   11.50     $   11.73     $   11.33
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .86%(c)         4.53%         4.10%         2.48%         8.57%        10.64%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .46%(c)          .93%          .96%          .98%         1.03%         1.01%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .46%(c)          .94%         1.00%          .98%         1.04%         1.06%
  Net investment income                         1.99%(c)         4.03%         4.07%         4.33%         4.74%         4.78%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 498,267        $ 497,310     $ 500,519     $ 515,694     $ 530,563     $ 512,426
  Portfolio turnover rate                      42.12%          129.11%       183.06%       209.07%        63.74%        77.46%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   11.58        $   11.52     $   11.53     $   11.76     $   11.36     $   10.79
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .19              .39           .39           .42           .47           .46
  Net realized and
    unrealized gain (loss)                      (.13)             .05          (.01)         (.21)          .40           .60
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .06              .44           .38           .21           .87          1.06
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.20)            (.38)         (.39)         (.44)         (.47)         (.49)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   11.44        $   11.58     $   11.52     $   11.53     $   11.76     $   11.36
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .52%(c)         3.83%         3.40%         1.86%         7.88%         9.96%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .79%(c)         1.58%         1.61%         1.63%         1.65%         1.64%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .79%(c)         1.59%         1.65%         1.63%         1.66%         1.69%
  Net investment income                         1.66%(c)         3.38%         3.42%         3.68%         4.12%         4.15%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  28,789        $  31,209     $  34,263     $  39,122     $  36,250     $  28,531
  Portfolio turnover rate                      42.12%          129.11%       183.06%       209.07%        63.74%        77.46%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NATIONAL TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   11.57        $   11.50     $   11.52     $   11.76     $   11.35     $   10.77
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .19              .39           .39           .42           .47           .46
  Net realized and
    unrealized gain (loss)                      (.13)             .06          (.02)         (.22)          .41           .60
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .06              .45           .37           .20           .88          1.06
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.20)            (.38)         (.39)         (.44)         (.47)         (.48)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   11.43        $   11.57     $   11.50     $   11.52     $   11.76     $   11.35
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .53%(c)         3.93%         3.32%         1.80%         7.95%        10.04%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
     assumed                                     .79%(c)         1.58%         1.61%         1.63%         1.61%         1.68%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .79%(c)         1.59%         1.65%         1.63%         1.62%         1.73%
  Net investment income (loss)                  1.66%(c)         3.38%         3.42%         3.68%         4.16%         4.11%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  41,745        $  41,322     $  43,409     $  49,474     $  44,727     $  37,803
  Portfolio turnover rate                      42.12%          129.11%       183.06%       209.07%        63.74%        77.46%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   10.96        $   10.86     $   10.80     $   11.19     $   10.89     $   10.29
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .20              .44           .43           .46           .52           .51
  Net realized and
    unrealized gain (loss)                      (.12)             .08           .07          (.36)          .29           .61
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .08              .52           .50           .10           .81          1.12
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.21)            (.42)         (.44)         (.49)         (.51)         (.52)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   10.83        $   10.96     $   10.86     $   10.80     $   11.19     $   10.89
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .78%(c)         4.88%         4.73%          .94%         7.65%        11.09%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .46%(c)          .94%          .99%          .99%         1.03%         1.00%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .47%(c)          .94%          .99%          .99%         1.04%         1.04%
  Net investment income                         1.81%(c)         4.01%         3.97%         4.27%         4.82%         4.81%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 163,084        $ 166,227     $ 165,270     $ 178,156     $ 192,181     $ 192,624
  Portfolio turnover rate                      18.00%           43.42%        28.81%        86.47%        45.31%        72.84%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   10.97        $   10.87     $   10.80     $   11.20     $   10.91     $   10.30
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .16              .37           .36           .39           .46           .45
  Net realized and
    unrealized gain (loss)                      (.12)             .08           .08          (.37)          .27           .61
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .04              .45           .44           .02           .73          1.06
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.18)            (.35)         (.37)         (.42)         (.44)         (.45)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   10.83        $   10.97     $   10.87     $   10.80     $   11.20     $   10.91
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .37%(c)         4.20%         4.14%          .26%         6.94%        10.53%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .79%(c)         1.58%         1.63%         1.63%         1.61%         1.55%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .80%(c)         1.58%         1.63%         1.63%         1.62%         1.59%
  Net investment income                         1.49%(c)         3.37%         3.32%         3.63%         4.22%         4.26%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  15,003        $  13,953     $  13,953     $  16,183     $  14,290     $  11,591
  Portfolio turnover rate                      18.00%           43.42%        28.81%        86.47%        45.31%        72.84%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   10.56        $   10.61     $   10.55     $   10.71     $   10.32     $    9.79
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .22              .44           .43           .46           .50           .49
  Net realized and
    unrealized gain (loss)                      (.14)            (.05)          .08          (.16)          .38           .53
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .08              .39           .51           .30           .88          1.02
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.23)            (.44)         (.45)         (.46)         (.49)         (.49)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   10.41        $   10.56     $   10.61     $   10.55     $   10.71     $   10.32
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .76%(c)         3.74%         4.92%         2.95%         8.79%        10.65%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .29%(c)          .79%         1.00%         1.01%         1.03%         1.01%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .48%(c)          .96%         1.00%         1.01%         1.04%         1.03%
  Net investment income                         2.12%(c)         4.11%         4.09%         4.33%         4.82%         4.85%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  91,682        $  91,078     $  89,985     $  96,469     $ 100,358     $ 101,242
  Portfolio turnover rate                      11.16%           10.25%        20.16%        41.50%        48.64%        21.52%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.04        $    5.08     $    5.08     $    5.20     $    5.01     $    4.83
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .10              .20           .21           .21           .23           .22
  Net realized and
    unrealized gain (loss)                      (.08)            (.04)            -(c)       (.12)          .20           .20
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .02              .16           .21           .09           .43           .42
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.10)            (.20)         (.21)         (.21)         (.24)         (.24)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    4.96        $    5.04     $    5.08     $    5.08     $    5.20     $    5.01
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .48%(d)         3.28%         4.18%         1.86%         8.78%         8.88%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .40%(d)          .95%         1.01%          .99%         1.05%         1.04%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .48%(d)          .96%         1.01%         1.00%         1.06%         1.07%
  Net investment income                         1.93%(d)         3.98%         4.13%         4.20%         4.60%         4.49%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  81,688        $  78,217     $  69,598     $  75,117     $  79,988     $  71,022
  Portfolio turnover rate                      13.31%           18.80%         6.31%        27.90%        30.99%        32.38%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount less than $0.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.19        $    5.15     $    5.14     $    5.18     $    5.00     $    4.76
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .11              .21           .20           .21           .24           .25
  Net realized and
    unrealized gain (loss)                      (.05)             .03           .01          (.03)          .18           .24
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .06              .24           .21           .18           .42           .49
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.11)            (.20)         (.20)         (.22)         (.24)         (.25)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.14        $    5.19     $    5.15     $    5.14     $    5.18     $    5.00
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                 1.11%(c)         4.74%         4.24%         3.57%         8.56%        10.57%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .34%(c)          .67%          .68%          .69%          .46%          .19%
  Expenses, excluding expense
    reductions                                   .34%(c)          .68%          .68%          .72%          .75%          .82%
  Net investment income                         2.04%(c)         4.05%         4.00%         4.03%         4.79%         5.16%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  46,158        $  43,182     $  38,488     $  37,016     $  27,568     $  24,708
  Portfolio turnover rate                       8.77%           17.42%        24.67%        35.15%        22.33%        24.34%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.35        $    5.34     $    5.36     $    5.41     $    5.25     $    4.96
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .11              .22           .20           .22           .23           .25
  Net realized and
    unrealized gain (loss)                      (.07)               -(c)          -(c)       (.05)          .16           .29
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .04              .22           .20           .17           .39           .54
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                         (.11)            (.21)         (.22)         (.22)         (.23)         (.25)
  Net realized gain                             (.01)               -             -             -             -             -
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total distributions                         (.12)            (.21)         (.22)         (.22)         (.23)         (.25)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.27        $    5.35     $    5.34     $    5.36     $    5.41     $    5.25
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .69%(c)         4.26%         3.77%         3.18%         7.67%        11.11%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .27%(c)          .67%         1.02%         1.00%         1.03%          .89%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .47%(c)          .95%         1.01%         1.01%         1.06%         1.08%
  Net investment income                         2.00%(c)         4.02%         3.85%         4.19%         4.44%         4.80%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 159,376        $ 161,624     $ 155,906     $ 153,488     $ 145,006     $ 130,122
  Portfolio turnover rate                      10.20%           29.31%        41.82%        48.47%        80.04%        43.75%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.20        $    5.18     $    5.20     $    5.37     $    5.21     $    4.96
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .10              .21           .22           .24           .25           .25
  Net realized and
    unrealized gain (loss)                      (.07)             .02          (.02)         (.17)          .15           .26
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .03              .23           .20           .07           .40           .51
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.10)            (.21)         (.22)         (.24)         (.24)         (.26)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.13        $    5.20     $    5.18     $    5.20     $    5.37     $    5.21
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .68%(c)         4.42%         3.89%         1.31%         7.96%        10.41%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .44%(c)          .95%         1.00%         1.00%         1.03%          .90%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .48%(c)          .95%         1.00%         1.00%         1.05%         1.06%
Net investment income                           1.97%(c)         4.02%         4.18%         4.49%         4.77%         4.93%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 133,397        $ 137,319     $ 139,462     $ 153,797     $ 164,733     $ 160,171
  Portfolio turnover rate                       8.79%           36.15%        32.57%        70.02%        97.76%       101.02%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   11.32        $   11.41     $   11.42     $   11.66     $   11.16     $   10.53
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .23              .48           .48           .52           .54           .53
  Net realized and
    unrealized gain (loss)                      (.17)            (.09)            -(c)       (.24)          .49           .64
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .06              .39           .48           .28          1.03          1.17
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.24)            (.48)         (.49)         (.52)         (.53)         (.54)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   11.14        $   11.32     $   11.41     $   11.42     $   11.66     $   11.16
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .56%(d)         3.43%         4.33%         2.55%         9.50%        11.35%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .34%(d)          .76%          .94%          .96%         1.03%         1.01%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .47%(d)          .94%          .99%          .96%         1.04%         1.04%
  Net investment income                         2.09%(d)         4.16%         4.27%         4.54%         4.80%         4.80%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 221,622        $ 229,598     $ 237,349     $ 247,153     $ 252,831     $ 242,367
  Portfolio turnover rate                      34.36%           60.01%        48.17%        47.94%        51.72%        70.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NEW YORK TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   11.32        $   11.40     $   11.42     $   11.67     $   11.17     $   10.54
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .20              .40           .41           .44           .48           .46
  Net realized and
    unrealized gain (loss)                      (.18)            (.08)         (.01)         (.23)          .49           .65
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .02              .32           .40           .21           .97          1.11
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.20)            (.40)         (.42)         (.46)         (.47)         (.48)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   11.14        $   11.32     $   11.40     $   11.42     $   11.67     $   11.17
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .22%(d)         2.87%         3.57%         1.88%         8.90%        10.74%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .67%(d)         1.41%         1.59%         1.63%         1.51%         1.62%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .80%(d)         1.59%         1.64%         1.63%         1.52%         1.65%
  Net investment income                         1.76%(d)         3.51%         3.62%         3.87%         4.32%         4.19%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  14,975        $  14,502     $  12,317     $  12,379     $   8,798     $   6,662
  Portfolio turnover rate                      34.36%           60.01%        48.17%        47.94%        51.72%        70.03%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Amount less than $0.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $   10.18        $   10.28     $   10.36     $   10.47     $    9.99     $    9.43
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .21              .44           .44           .46           .45           .46
  Net realized and
    unrealized gain (loss)                      (.15)            (.10)         (.07)         (.13)          .48           .57
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .06              .34           .37           .33           .93          1.03
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.22)            (.44)         (.45)         (.44)         (.45)         (.47)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $   10.02        $   10.18     $   10.28     $   10.36     $   10.47     $    9.99
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .61%(c)         3.35%         3.62%         3.32%         9.55%        11.30%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .43%(c)          .95%         1.06%         1.02%         1.00%          .64%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .47%(c)          .98%         1.06%         1.02%         1.05%         1.09%
  Net investment income                         2.11%(c)         4.28%         4.29%         4.44%         4.49%         4.70%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  79,434        $  76,025     $  75,586     $  79,185     $  81,369     $  77,860
  Portfolio turnover rate                      12.17%           44.71%        21.33%        58.09%        89.30%       108.27%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.14        $    5.16     $    5.21     $    5.32     $    5.15     $    4.89
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .11              .23           .23           .24           .26           .26
  Net realized and
    unrealized gain (loss)                      (.07)            (.01)         (.04)         (.10)          .17           .26
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .04              .22           .19           .14           .43           .52
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.11)            (.24)         (.24)         (.25)         (.26)         (.26)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.07        $    5.14     $    5.16     $    5.21     $    5.32     $    5.15
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .84%(c)         4.24%         3.75%         2.75%         8.71%        10.92%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                   .33%(c)          .65%          .70%          .68%          .71%          .70%
  Expenses, excluding expense
    reductions                                   .33%(c)          .65%          .70%          .68%          .72%          .73%
  Net investment income                         2.09%(c)         4.36%         4.49%         4.68%         5.14%         5.22%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  45,661        $  47,709     $  48,834     $  50,497     $  49,049     $  45,883
  Portfolio turnover rate                      10.82%           39.36%        49.05%        58.05%        40.20%        52.09%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INSURED INTERMEDIATE TAX-FREE TRUST

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
                                                             (UNAUDITED)         2005         2004       9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.80        $   9.95     $   9.94      $  10.00
                                                               ========        ========     ========      ========
  Unrealized depreciation on investments                                                                      (.01)
                                                                                                          --------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                      $   9.99
                                                                                                          ========
Investment operations:
  Net investment income(b)                                          .15             .30          .27           .06
  Net realized and unrealized gain (loss)                          (.11)           (.17)         .01          (.05)
                                                               --------        --------     --------      --------
    Total from investment operations                                .04             .13          .28           .01
                                                               --------        --------     --------      --------
Distributions to shareholders from
  net investment income                                            (.17)           (.28)        (.27)         (.06)
                                                               --------        --------     --------      --------
NET ASSET VALUE, END OF PERIOD                                 $   9.67        $   9.80     $   9.95      $   9.94
                                                               ========        ========     ========      ========

Total Return(d)                                                                                               (.10)%(e)(f)
Total Return(d)                                                     .43%(e)        1.36%        2.84%          .16%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and
    expenses assumed                                                .13%(e)         .25%         .25%+         .07%(e)+
  Expenses, excluding expense reductions and
    expenses assumed                                                .80%(e)        1.42%        2.35%+        2.47%(e)+
  Net investment income                                            1.59%(e)        3.01%        2.70%+         .66%(e)+

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                           (UNAUDITED)         2005         2004       9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $  8,155        $  7,941     $  6,360      $  3,673
  Portfolio turnover rate                                         30.64%          42.10%       60.08%       107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
                                                             (UNAUDITED)         2005         2004       9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.79        $   9.94     $   9.93      $  10.00
                                                               ========        ========     ========      ========
  Unrealized depreciation on investments                                                                      (.02)
                                                                                                          --------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                      $   9.98
                                                                                                          ========
Investment operations:
  Net investment income(b)                                          .12             .21          .20           .05
  Net realized and unrealized gain (loss)                          (.13)           (.16)           -(c)       (.05)
                                                               --------        --------     --------      --------
    Total from investment operations                               (.01)            .05          .20             -
                                                               --------        --------     --------      --------
Distributions to shareholders from
  net investment income                                            (.13)           (.20)        (.19)         (.05)
                                                               --------        --------     --------      --------
NET ASSET VALUE, END OF PERIOD                                 $   9.65        $   9.79     $   9.94      $   9.93
                                                               ========        ========     ========      ========

Total Return(d)                                                                                               (.20)%(e)(f)
Total Return(d)                                                    (.05)%(e)        .55%        2.09%          .04%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and
    expenses assumed                                                .50%(e)        1.00%        1.00%+         .27%(e)+
  Expenses, excluding expense reductions and
    expenses assumed                                               1.13%(e)        2.11%        3.00%+        2.64%(e)+
  Net investment income                                            1.26%(e)        2.15%        1.95%+         .46%(e)+

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                           (UNAUDITED)         2005         2004       9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $    755        $    775     $    311      $    312
  Portfolio turnover rate                                         30.64%          42.10%       60.08%       107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
                                                             (UNAUDITED)         2005         2004       9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.79        $   9.94     $   9.93      $  10.00
                                                               ========        ========     ========      ========
  Unrealized depreciation on investments                                                                      (.02)
                                                                                                          --------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                      $   9.98
                                                                                                          ========
Investment operations:
  Net investment income(b)                                          .12             .23          .20           .05
  Net realized and unrealized gain (loss)                          (.13)           (.17)           -(c)       (.05)
                                                               --------        --------     --------      --------
    Total from investment operations                               (.01)            .06          .20             -
                                                               --------        --------     --------      --------
Distributions to shareholders from
  net investment income                                            (.13)           (.21)        (.19)         (.05)
                                                               --------        --------     --------      --------
NET ASSET VALUE, END OF PERIOD                                 $   9.65        $   9.79     $   9.94      $   9.93
                                                               ========        ========     ========      ========

Total Return(d)                                                                                               (.20)%(e)(f)
Total Return(d)                                                    (.05)%(e)        .61%        2.05%         (.04)%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and
    expenses assumed                                                .50%(e)        1.00%        1.00%+         .27%(e)+
  Expenses, excluding expense reductions and
    expenses assumed                                               1.13%(e)        2.06%        3.00%+        2.64%(e)+
  Net investment income                                            1.22%(e)        2.28%        1.95%+         .46%(e)+

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                           (UNAUDITED)         2005         2004       9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $  3,478        $  3,775     $  3,297      $    313
  Portfolio turnover rate                                         30.64%          42.10%       60.08%       107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INSURED INTERMEDIATE TAX-FREE TRUST

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
                                                             (UNAUDITED)         2005         2004       9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.80        $   9.95     $   9.94      $  10.00
                                                               ========        ========     ========      ========
  Unrealized depreciation on investments                                                                      (.01)
                                                                                                          --------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                      $   9.99
                                                                                                          ========
Investment operations:
  Net investment income(b)                                          .15             .28          .25           .06
  Net realized and unrealized gain (loss)                          (.12)           (.17)         .01          (.05)
                                                               --------        --------     --------      --------
    Total from investment operations                                .03             .11          .26           .01
                                                               --------        --------     --------      --------
Distributions to shareholders from
  net investment income                                            (.16)           (.26)        (.25)         (.06)
                                                               --------        --------     --------      --------
NET ASSET VALUE, END OF PERIOD                                 $   9.67        $   9.80     $   9.95      $   9.94
                                                               ========        ========     ========      ========

Total Return(d)                                                                                               (.10)%(e)(f)
Total Return(d)                                                     .33%(e)        1.16%        2.65%          .11%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and
    expenses assumed                                                .23%(e)         .45%         .45%+         .12%(e)+
  Expenses, excluding expense reductions and
    expenses assumed                                                .86%(e)        1.50%        2.45%+        2.49%(e)+
  Net investment income                                            1.49%(e)        2.83%        2.50%+         .61%(e)+

                                                              SIX MONTHS
                                                                 ENDED            YEAR ENDED 9/30       6/23/2003(a)
                                                              3/31/2006        ---------------------         TO
SUPPLEMENTAL DATA:                                           (UNAUDITED)         2005         2004       9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                              $     10        $     10     $     10      $     10
  Portfolio turnover rate                                         30.64%          42.10%       60.08%       107.99%

+    The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.
(b)  Calculated using average shares outstanding during the period.
(c)  Amount is less than $0.01.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)  Not annualized.
(f)  Total return for the period 6/23/2003 through 6/30/2003.
(g)  Total return for the period 6/30/2003 through 9/30/2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $    4.78        $    4.82     $    4.88     $    4.97     $    4.82     $    4.57
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .10              .20           .20           .21           .23           .23
  Net realized and
    unrealized gain (loss)                      (.07)            (.03)         (.05)         (.09)          .15           .25
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .03              .17           .15           .12           .38           .48
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.10)            (.21)         (.21)         (.21)         (.23)         (.23)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    4.71        $    4.78     $    4.82     $    4.88     $    4.97     $    4.82
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .67%(c)         3.48%         3.13%         2.62%         8.10%        10.68%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .38%(c)          .76%         1.02%         1.04%         1.07%          .99%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .51%(c)         1.00%         1.02%         1.04%         1.08%         1.05%
  Net investment income                         2.11%(c)         4.21%         4.24%         4.33%         4.74%         4.77%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  65,294        $  68,633     $  72,995     $  78,278     $  84,325     $  83,798
  Portfolio turnover rate                      29.33%           52.43%        74.33%        86.95%        82.90%        84.37%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
FLORIDA TAX-FREE TRUST

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $    4.78        $    4.83     $    4.89     $    4.98     $    4.83     $    4.58
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .08              .17           .17           .18           .20           .20
  Net realized and
    unrealized gain (loss)                      (.06)            (.04)         (.05)         (.09)          .14           .25
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .02              .13           .12           .09           .34           .45
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.09)            (.18)         (.18)         (.18)         (.19)         (.20)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    4.71        $    4.78     $    4.83     $    4.89     $    4.98     $    4.83
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .37%(c)         2.65%         2.44%         1.97%         7.32%         9.99%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .71%(c)         1.40%         1.67%         1.71%         1.73%         1.64%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .81%(c)         1.62%         1.67%         1.71%         1.74%         1.70%
  Net investment income                         1.78%(c)         3.55%         3.59%         3.66%         4.08%         4.13%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $   6,694        $   6,886     $   5,924     $   6,514     $   5,927     $   5,230
  Portfolio turnover rate                      29.33%           52.43%        74.33%        86.95%        82.90%        84.37%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.66        $    5.65     $    5.63     $    5.70     $    5.44     $    5.07
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .11              .23           .23           .24           .23           .26
  Net realized and
    unrealized gain (loss)                      (.07)             .01           .02          (.06)          .26           .37
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .04              .24           .25           .18           .49           .63
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                         (.11)            (.23)         (.23)         (.23)         (.23)         (.26)
  Net realized gain                                -                -             -          (.02)            -             -
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total distributions                         (.11)            (.23)         (.23)         (.25)         (.23)         (.26)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.59        $    5.66     $    5.65     $    5.63     $    5.70     $    5.44
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .80%(c)         4.24%         4.54%         3.21%         9.27%        12.69%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .17%(c)          .61%          .67%          .68%          .69%          .31%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .44%(c)          .62%          .67%          .69%          .72%          .78%
  Net investment income                         1.94%(c)         3.98%         4.14%         4.26%         4.24%         4.81%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 108,393        $ 103,887     $  89,480     $  85,441     $  69,836     $  46,235
  Portfolio turnover rate                      11.46%           26.01%        21.27%        34.13%        48.66%        43.50%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD MUNICIPAL BOND FUND

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
                                                                    (UNAUDITED)           9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.41           $    15.00
                                                                    ==========           ==========
Investment operations:
  Net investment income(b)                                                                      .03
  Net realized and unrealized gain                                                              .17
                                                                                         ----------
    Total from investment operations                                                            .20
                                                                                         ----------
Distributions to shareholders from net investment income                                       (.03)
                                                                                         ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                                 $    15.17
                                                                                         ==========
Investment operations:
  Net investment income(b)                                                 .41                  .56
  Net realized and unrealized gain (loss)                                    -(h)               .31
                                                                    ----------           ----------
    Total from investment operations                                       .41                  .87
                                                                    ----------           ----------
Distributions to shareholders from net investment income                  (.40)                (.63)
                                                                    ----------           ----------
NET ASSET VALUE, END OF PERIOD                                      $    15.42           $    15.41
                                                                    ==========           ==========

Total Return(c)                                                                                1.36%(d)(e)
Total Return(c)                                                           2.74%(d)             5.79%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed              .00%(d)              .00%(d)(g)
  Expenses, excluding expense reductions and expenses assumed              .50%(d)             1.00%(i)
  Net investment income                                                   2.70%(d)             4.80%(i)

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
SUPPLEMENTAL DATA:                                                  (UNAUDITED)           9/30/2005
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $  502,192           $  312,948
  Portfolio turnover rate                                                49.92%              112.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
                                                                    (UNAUDITED)           9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.41           $    15.00
                                                                    ==========           ==========
Investment operations:
  Net investment income(b)                                                                      .02
  Net realized and unrealized gain                                                              .17
                                                                                         ----------
    Total from investment operations                                                            .19
                                                                                         ----------
Distributions to shareholders from net investment income                                       (.02)
                                                                                         ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                                 $    15.17
                                                                                         ==========
Investment operations:
  Net investment income(b)                                                 .40                  .58
  Net realized and unrealized gain (loss)                                    -(h)               .29
                                                                    ----------           ----------
    Total from investment operations                                       .40                  .87
                                                                    ----------           ----------
Distributions to shareholders from net investment income                  (.39)                (.63)
                                                                    ----------           ----------
NET ASSET VALUE, END OF PERIOD                                      $    15.42           $    15.41
                                                                    ==========           ==========

Total Return(c)                                                                                1.29%(d)(e)
Total Return(c)                                                           2.66%(d)             5.80%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                                .09%(d)              .07%(d)
  Expenses, excluding expense reductions and expenses
    assumed                                                                .81%(d)             1.71%(i)
  Net investment income                                                   2.64%(d)             4.74%(i)

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
SUPPLEMENTAL DATA:                                                  (UNAUDITED)           9/30/2005
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $       11           $       10
  Portfolio turnover rate                                                49.92%              112.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
                                                                    (UNAUDITED)           9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.41           $    15.00
                                                                    ==========           ==========
Investment operations:
  Net investment income(b)                                                                      .02
  Net realized and unrealized gain                                                              .17
                                                                                         ----------
    Total from investment operations                                                            .19
                                                                                         ----------
Distributions to shareholders from net investment income                                       (.02)
                                                                                         ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                                 $    15.17
                                                                                         ==========
Investment operations:
  Net investment income(b)                                                 .40                  .56
  Net realized and unrealized gain (loss)                                 (.01)                 .31
                                                                    ----------           ----------
    Total from investment operations                                       .39                  .87
                                                                    ----------           ----------
Distributions to shareholders from net investment income                  (.39)                (.63)
                                                                    ----------           ----------
NET ASSET VALUE, END OF PERIOD                                      $    15.41           $    15.41
                                                                    ==========           ==========

Total Return(c)                                                                                1.29%(d)(e)
Total Return(c)                                                           2.59%(d)             5.79%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                                .10%(d)              .00%(d)(g)
  Expenses, excluding expense reductions and expenses
    assumed                                                                .82%(d)             1.64%(i)
  Net investment income                                                   2.60%(d)             4.79%(i)

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
SUPPLEMENTAL DATA:                                                  (UNAUDITED)           9/30/2005
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $  227,292           $  125,319
  Portfolio turnover rate                                                49.92%              112.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
HIGH YIELD MUNICIPAL BOND FUND

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
                                                                    (UNAUDITED)           9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $    15.42           $    15.00
                                                                    ==========           ==========
Investment operations:
  Net investment income(b)                                                                      .03
  Net realized and unrealized gain                                                              .17
                                                                                         ----------
    Total from investment operations                                                            .20
                                                                                         ----------
Distributions to shareholders from net investment income                                       (.03)
                                                                                         ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004                                 $    15.17
                                                                                         ==========
Investment operations:
  Net investment income(b)                                                 .43                  .58
  Net realized and unrealized gain (loss)                                 (.03)                 .30
                                                                    ----------           ----------
    Total from investment operations                                       .40                  .88
                                                                    ----------           ----------
Distributions to shareholders from net investment income                  (.40)                (.63)
                                                                    ----------           ----------
NET ASSET VALUE, END OF PERIOD                                      $    15.42           $    15.42
                                                                    ==========           ==========

Total Return(c)                                                                                1.34%(d)(e)
Total Return(c)                                                           2.67%(d)             5.86%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses
    assumed                                                                .00%(d)              .03%(d)
  Expenses, excluding expense reductions and expenses
    assumed                                                                .56%(d)             1.20%(i)
  Net investment income                                                   2.79%(d)             4.80%(i)

                                                                    SIX MONTHS
                                                                       ENDED            12/1/2004(a)
                                                                     3/31/2006               TO
SUPPLEMENTAL DATA:                                                  (UNAUDITED)           9/30/2005
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $       11           $       11
  Portfolio turnover rate                                                49.92%              112.47%

(a) Commencement of investment operations was 12/1/2004; SEC effective date was 12/30/2004; date shares first became available to the public was 1/3/2005.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Total return for the period 12/1/2004 through 12/30/2004.
(f)  Total return for the period 12/30/2004 through 9/30/2005.
(g)  Amount is less than 0.01%.
(h)  Amount is less than $0.01.
(i)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.29        $    5.32     $    5.36     $    5.43     $    5.20     $    4.87
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .11              .22           .22           .23           .25           .25
  Net realized and
    unrealized gain (loss)                      (.07)            (.03)         (.04)         (.07)          .23           .33
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .04              .19           .18           .16           .48           .58
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.11)            (.22)         (.22)         (.23)         (.25)         (.25)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.22        $    5.29     $    5.32     $    5.36     $    5.43     $    5.20
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .79%(c)         3.60%         3.48%         3.16%         9.57%        12.21%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .26%(c)          .62%          .67%          .71%          .73%          .69%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .31%(c)          .63%          .67%          .73%          .75%          .74%
  Net investment income                         2.09%(c)         4.08%         4.19%         4.28%         4.77%         4.91%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  74,287        $  75,862     $  73,290     $  68,290     $  58,632     $  49,330
  Portfolio turnover rate                      18.10%           39.37%        34.92%        59.46%        48.09%       100.27%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
                                          (UNAUDITED)          2005          2004          2003          2002          2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $    5.30        $    5.28     $    5.27     $    5.37     $    5.18     $    4.90
                                           =========        =========     =========     =========     =========     =========
Investment operations:
  Net investment income(a)                       .10              .22           .22           .23           .24           .25
  Net realized and
    unrealized gain (loss)                      (.08)             .02           .01          (.10)          .19           .28
                                           ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .02              .24           .23           .13           .43           .53
                                           ---------        ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net investment income                         (.11)            (.22)         (.22)         (.23)         (.24)         (.25)
                                           ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $    5.21        $    5.30     $    5.28     $    5.27     $    5.37     $    5.18
                                           =========        =========     =========     =========     =========     =========

Total Return(b)                                  .40%(c)         4.57%         4.48%         2.52%         8.57%        11.06%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses
    assumed                                      .36%(c)          .88%          .97%          .94%         1.08%          .90%
  Expenses, excluding expense
    reductions and expenses
    assumed                                      .46%(c)          .92%          .97%          .95%         1.10%         1.06%
  Net investment income                         2.00%(c)         4.06%         4.20%         4.37%         4.66%         4.88%

                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED 9/30
                                           3/31/2006        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                        (UNAUDITED)          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  95,149        $  97,069     $  95,954     $  99,280     $ 101,502     $  94,550
  Portfolio turnover rate                      15.99%           21.18%        27.80%        29.76%        60.87%        65.63%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the "Company") and Lord Abbett Municipal Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"):

FUNDS                                                            CLASSES OFFERED
--------------------------------------------------------------------------------
Lord Abbett National Tax-Free Income Fund ("National")               A,B,C and P
Lord Abbett California Tax-Free Income Fund ("California")             A,C and P
Lord Abbett New York Tax-Free Income Fund ("New York")                 A,C and P
Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut")             A and P
Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii")                       A and P
Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota")                 A and P
Lord Abbett Missouri Tax-Free Income Fund ("Missouri")                   A and P
Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey")               A and P
Lord Abbett Texas Tax-Free Income Fund ("Texas")                         A and P
Lord Abbett Washington Tax-Free Income Fund ("Washington")               A and P

The Trust consists of the following six portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"):

FUNDS                                                            CLASSES OFFERED
--------------------------------------------------------------------------------
Lord Abbett Insured Intermediate Tax-Free Fund ("Insured")           A,B,C and P
Lord Abbett High Yield Municipal Bond Fund ("High Yield")            A,B,C and P
Florida Series ("Florida")                                             A,C and P
Georgia Series ("Georgia")                                               A and P
Michigan Series ("Michigan")                                             A and P
Pennsylvania Series ("Pennsylvania")                                     A and P

Each Fund is non-diversified as defined under the Act, except for National and Insured. As of the date of this report, only Insured and High Yield have issued class P shares.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National, Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of March 31, 2006, only National had open futures contracts.

(d) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(f) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are generally allocated to the Funds on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(g) WHEN-ISSUED MUNICIPAL BONDS-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at the following annual rates, for all Funds, other than Insured and High Yield:

First $1 Billion             .45%
Next $1 Billion              .40%
Over $2 Billion              .35%

The management fee for Insured is based on average daily net assets for each month at the following annual rates:

First $2 Billion              .40%
Next $3 Billion              .375%
Over $5 Billion               .35%

The management fee for High Yield is based on average daily net assets for each month at the following annual rates:

First $1 Billion             .50%
Next $1 Billion              .45%
Over $2 Billion              .40%

For the fiscal year ending September 30, 2006, Lord Abbett has contractually agreed to reimburse expenses for each fund, other than Insured and High Yield, to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS                      % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------
A                                     0.95%
B                                     1.60%
C                                     1.60%
P                                     1.05%

For the fiscal year ending September 30, 2006, Lord Abbett is voluntarily reimbursing approximately an additional $392,000, $141,000, $269,000, $184,000, $61,000, $655,000, $122,000, $729,000, $265,000 and $89,000 of expenses for
Connecticut, Florida, Georgia, Hawaii, Michigan, Missouri, New Jersey, New York, Pennsylvania and Texas, respectively. In addition, Lord Abbett is voluntarily reimbursing Georgia's Class A 12b-1 distribution plan fees. Lord Abbett may stop the voluntary reimbursements at any time.

For the fiscal year ending September 30, 2006, Lord Abbett has contractually agreed to reimburse expenses for Insured to the extent necessary so that each class' net annual operating expenses do not exceed the following annual rates:

CLASS                      % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------
A                                     0.25%
B                                     1.00%
C                                     1.00%
P                                     0.45%

For the fiscal year ending September 30, 2006, Lord Abbett has contractually agreed to reimburse expenses for High Yield to the extent necessary so that each class' net annual operating expenses do not exceed the following annual rates:

CLASS                      % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------
A                                     0.25%
B                                     1.00%
C                                     1.00%
P                                     0.45%

In addition, for the period October 1, 2005 through January 31, 2006 Lord Abbett voluntarily reimbursed all expenses for Class B and Class C shares. From February 1, 2006 through March 31, 2006, Lord Abbett voluntarily reimbursed 0.50% of expenses for Class B and Class C shares. Effective April 1, 2006, Lord Abbett is voluntarily reimbursing 0.25% of expenses for Class B and Class C shares. For the period October 1, 2005 through March 31, 2006, Lord Abbett voluntarily reimbursed all expenses for Class A and Class P shares. Effective April 1, 2006, Lord Abbett discontinued its voluntary reimbursement for Class A shares and is voluntarily reimbursing 0.20% of expenses for Class P shares. Lord Abbett may stop the voluntary reimbursements at any time.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                          CLASS A(1)        CLASS B         CLASS C        CLASS P
-----------------------------------------------------------------------------------------------------
Service                                           .25%(2)          .25%           .25%           .20%
Distribution                                      .10%             .75%           .75%           .25%

(1) The Class A Plans of Minnesota, Washington, and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of March 31, 2006, the net assets of each such Fund have not reached $100 million.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

                                                                            DATE
--------------------------------------------------------------------------------
National, New York, Texas                                           June 1, 1990
Hawaii                                                           January 1, 1993
New Jersey                                                          July 1, 1992
Florida                                                          October 1, 1992
Pennsylvania                                                      March 31, 1998
Georgia                                                          October 1, 2005

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2006:

                                                                          DISTRIBUTOR         DEALERS'
                                                                          COMMISSIONS      CONCESSIONS
------------------------------------------------------------------------------------------------------
National                                                                   $   46,881       $  220,163
California                                                                     14,538           66,798
Connecticut                                                                    15,441           69,419
Hawaii                                                                         26,640          118,009
Minnesota                                                                      15,929           78,143
Missouri                                                                       26,450          119,319
New Jersey                                                                      7,815           35,400
New York                                                                       14,195           64,714
Texas                                                                           3,574           17,035
Washington                                                                      4,062           22,013
Insured                                                                         3,893           16,844
Florida                                                                         3,540           17,279
Georgia                                                                        36,518          174,110
High Yield                                                                    404,229        1,921,519
Michigan                                                                       14,800           69,935
Pennsylvania                                                                   10,025           44,593

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of the distributions paid during the six months ended March 31, 2006 and the fiscal year ended September 30, 2005 are as follows:

                                                NATIONAL                          CALIFORNIA
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006       YEAR-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $ 11,596,281     $ 22,049,767      $  3,462,950      $ 6,852,873
------------------------------------------------------------------------------------------------------
   Total distributions paid           $ 11,596,281     $ 22,049,767      $  3,462,950      $ 6,852,873
======================================================================================================

                                               CONNECTICUT                          HAWAII
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006       YEAR-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $  1,990,202      $ 3,778,140      $  1,667,441      $ 2,890,561
------------------------------------------------------------------------------------------------------
   Total distributions paid           $  1,990,202      $ 3,778,140      $  1,667,441      $ 2,890,561
======================================================================================================

                                                MINNESOTA                          MISSOURI
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006       YEAR-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $    919,006      $ 1,561,827      $  3,288,601      $ 6,364,236
Ordinary Income                                  -                -            14,665                -
Net long-term capital gains                      -                -           209,059                -
------------------------------------------------------------------------------------------------------
   Total distributions paid           $    919,006      $ 1,561,827      $  3,512,325      $ 6,364,236
======================================================================================================

                                               NEW JERSEY                          NEW YORK
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006       YEAR-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $  2,740,659      $ 5,542,184      $  5,139,909     $ 10,239,546
------------------------------------------------------------------------------------------------------
   Total distributions paid           $  2,740,659      $ 5,542,184      $  5,139,909     $ 10,239,546
======================================================================================================

                                                  TEXAS                           WASHINGTON
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006       YEAR-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $  1,700,157      $ 3,272,796      $  1,030,610      $ 2,194,346
------------------------------------------------------------------------------------------------------
   Total distributions paid           $  1,700,157      $ 3,272,796      $  1,030,610      $ 2,194,346
======================================================================================================

                                                 INSURED                            FLORIDA
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006       YEAR-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $    195,465      $   277,775      $  1,577,522      $ 3,253,693
------------------------------------------------------------------------------------------------------
   Total distributions paid           $    195,465      $   277,775      $  1,577,522      $ 3,253,693
======================================================================================================

                                                 GEORGIA                          HIGH YIELD
------------------------------------------------------------------------------------------------------
                                        SIX MONTHS                         SIX MONTHS
                                             ENDED                              ENDED
                                         3/31/2006       YEAR-ENDED         3/31/2006     PERIOD-ENDED
                                       (UNAUDITED)        9/30/2005       (UNAUDITED)       9/30/2005*
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $  2,163,030      $ 3,756,535      $ 14,864,194      $ 6,706,262
------------------------------------------------------------------------------------------------------
   Total distributions paid           $  2,163,030      $ 3,756,535      $ 14,864,194      $ 6,706,262
======================================================================================================

                                                MICHIGAN                         PENNSYLVANIA
------------------------------------------------------------------------------------------------------
                                      SIX MONTHS                         SIX MONTHS
                                           ENDED                              ENDED
                                       3/31/2006        YEAR-ENDED        3/31/2006        YEAR-ENDED
                                      (UNAUDITED)        9/30/2005       (UNAUDITED)        9/30/2005
------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                     $  1,584,048      $ 3,079,723      $  2,025,891      $ 4,015,282
------------------------------------------------------------------------------------------------------
   Total distributions paid           $  1,584,048      $ 3,079,723      $  2,025,891      $ 4,015,282
======================================================================================================

* For the period December 1, 2004 (commencement of investment operations) to September 30, 2005.

As of September 30, 2005, the capital loss carryforwards, along with the related expiration dates, are as follows:

                          2007           2008           2009           2011           2012           2013           TOTAL
------------------------------------------------------------------------------------------------------------------------
National           $         -   $ 11,236,555   $    385,136   $    255,373   $  3,799,776    $         -   $ 15,676,840
California                   -      1,953,250              -         34,990        777,657              -      2,765,897
Connecticut                  -        610,291        518,107              -        457,625              -      1,586,023
Hawaii                       -        461,655        268,000              -      1,593,681              -      2,323,336
Minnesota                    -              -        535,589              -        108,414              -        644,003
New Jersey                   -      3,141,664              -        405,467      1,576,989              -      5,124,120
New York                     -              -        505,114         25,993        141,028              -        672,135
Texas                        -      2,722,282        579,267              -        528,705              -      3,830,254
Washington                   -        947,474        710,842         42,693        496,718        238,210      2,435,937
Insured                      -              -              -              -         74,668         63,298        137,966
Florida              3,752,714      1,479,660              -        763,887        126,337              -      6,122,598
Georgia                      -              -              -              -         62,979              -         62,979
Michigan               998,605        711,637              -              -        204,581         33,033      1,947,856
Pennsylvania                 -        683,645              -          1,955        225,617              -        911,217

As of March 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                 GROSS            GROSS              NET
                                            UNREALIZED       UNREALIZED       UNREALIZED
                             TAX COST             GAIN             LOSS      GAIN/(LOSS)
----------------------------------------------------------------------------------------
National               $  541,525,734   $   27,936,042   $     (696,251)  $   27,239,791
California                171,571,042        7,477,074         (102,375)       7,374,699
Connecticut                86,344,111        4,252,079         (123,180)       4,128,899
Hawaii                     77,459,850        3,188,942         (161,613)       3,027,329
Minnesota                  43,445,936        1,348,632          (61,257)       1,287,375
Missouri                  156,998,683        5,940,591         (344,320)       5,596,271
New Jersey                125,907,521        7,104,527         (132,620)       6,971,907
New York                  223,391,821       11,003,096          (88,107)      10,914,989
Texas                      74,463,736        5,323,051          (34,967)       5,288,084
Washington                 42,485,669        2,753,590          (17,105)       2,736,485
Insured                    12,310,779           13,450         (118,311)        (104,861)
Florida                    66,909,592        4,296,152          (78,700)       4,217,452
Georgia                   103,154,983        3,302,538         (225,656)       3,076,882
High Yield                732,254,678        9,125,409       (4,559,423)       4,565,986
Michigan                   70,793,716        3,444,418          (69,892)       3,374,526
Pennsylvania               90,248,382        5,229,763          (82,417)       5,147,346

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion and other temporary adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) are as follows:

                                           SIX MONTHS ENDED MARCH 31, 2006
--------------------------------------------------------------------------
                                                PURCHASES            SALES
--------------------------------------------------------------------------
National                                   $  241,577,155   $  238,701,338
California                                     33,381,263       31,800,378
Connecticut                                    10,049,061       10,246,774
Hawaii                                         17,444,921       10,451,419
Minnesota                                       6,384,543        3,797,546
Missouri                                       21,308,975       16,232,560
New Jersey                                     11,804,995       15,647,007
New York                                       83,732,376       81,913,541
Texas                                          14,832,907        9,236,848
Washington                                      4,993,400        6,946,018
Insured                                         4,101,206        3,645,088
Florida                                        21,466,071       23,191,016
Georgia                                        18,802,254       11,874,986
High Yield                                    591,212,414      288,734,442
Michigan                                       14,609,351       13,427,027
Pennsylvania                                   15,250,924       15,811,327

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2006.

The National Fund had the following futures obligations at March 31, 2006:

                                                                                                          UNREALIZED
TYPE                                  EXPIRATION        CONTRACTS       POSITION       MARKET VALUE     APPRECIATION
--------------------------------------------------------------------------------------------------------------------
U.S. 30 Year Treasury Bond             June 2006               78          Short       $ (8,514,188)        $ 97,263

6.   DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' Fees on the Statements of Operations and in Directors'/Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

High Yield, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .08%. As of March 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended March 31, 2006.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds"). High Yield invests a significant portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National and Insured) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National, Insured and High Yield, focuses on a particular state or territory, each Fund's performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National, Insured and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper") except High Yield, which may invest up to 100% in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in residual interest bonds ("RIBs") although each Fund other than High Yield may invest no more than 20% of its assets in such bonds. A RIB, sometimes referred to as an inverse floater, is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security ("specific fixed-rate security"). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs' interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund's investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund's interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest are as follows:

                                                                                  SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
                                           ----------------------------------------------------------------------------------
                                              CONNECTICUT           HAWAII        MINNESOTA         MISSOURI       NEW JERSEY
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                       569,113        1,974,956        1,169,835        1,178,909          679,201
Reinvestment of distributions                     103,352          235,355          154,496          553,669          284,700
Shares reacquired                                (493,303)      (1,257,846)        (665,164)      (1,741,846)      (1,348,429)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                               179,162          952,465          659,167           (9,268)        (384,528)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
                                           ----------------------------------------------------------------------------------
                                                    TEXAS       WASHINGTON          GEORGIA         MICHIGAN     PENNSYLVANIA
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                       667,949          254,695        1,920,863          811,427          524,963
Reinvestment of distributions                     126,652          155,441          315,133          216,638          221,478
Shares reacquired                                (336,058)        (692,272)      (1,196,938)      (1,125,865)        (819,774)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                               458,543         (282,136)       1,039,058          (97,800)         (73,333)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                YEAR ENDED SEPTEMBER 30, 2005
                                           ----------------------------------------------------------------------------------
                                              CONNECTICUT           HAWAII        MINNESOTA         MISSOURI       NEW JERSEY
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                       942,888        3,005,809        1,617,199        3,011,985        1,987,138
Reinvestment of distributions                     192,640          339,910          263,779          999,869          592,791
Shares reacquired                                (986,441)      (1,507,010)      (1,022,538)      (3,004,221)      (3,100,677)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                               149,087        1,838,709          858,440        1,007,633         (520,748)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                YEAR ENDED SEPTEMBER 30, 2005
                                           ----------------------------------------------------------------------------------
                                                    TEXAS       WASHINGTON          GEORGIA         MICHIGAN     PENNSYLVANIA
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                       441,641          851,879        4,142,897        1,679,661        1,541,500
Reinvestment of distributions                     240,825          322,452          554,608          410,376          423,203
Shares reacquired                                (568,912)      (1,347,358)      (2,184,770)      (1,529,104)      (1,807,266)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                               113,554         (173,027)       2,512,735          560,933          157,437
-----------------------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                                    SIX MONTHS ENDED                        YEAR ENDED
NATIONAL                                                  MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                               2,922,372   $   33,515,614        3,618,865   $   41,899,432
Reinvestment of distributions                               635,337        7,280,999        1,182,800       13,685,145
Shares reacquired                                        (2,958,194)     (33,932,033)      (5,302,289)     (61,390,981)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                         599,515   $    6,864,580         (500,624)  $   (5,806,404)
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
NATIONAL                                                  MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 191,998   $    2,208,561          384,421   $    4,462,574
Reinvestment of distributions                                24,426          280,683           49,453          573,512
Shares reacquired                                          (396,232)      (4,559,144)        (713,322)      (8,274,368)
----------------------------------------------------------------------------------------------------------------------
Decrease                                                   (179,808)  $   (2,069,900)        (279,448)  $   (3,238,282)
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 382,732   $    4,397,330          471,773   $    5,480,232
Reinvestment of distributions                                32,312          370,878           63,502          735,605
Shares reacquired                                          (335,560)      (3,857,629)        (736,018)      (8,524,305)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                          79,484   $      910,579         (200,743)  $   (2,308,468)
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
CALIFORNIA                                                MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 600,574   $    6,535,077        1,400,162   $   15,358,552
Reinvestment of distributions                               189,290        2,059,786          353,603        3,872,266
Shares reacquired                                          (886,528)      (9,651,495)      (1,808,892)     (19,818,278)
----------------------------------------------------------------------------------------------------------------------
Decrease                                                    (96,664)  $   (1,056,632)         (55,127)  $     (587,460)
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 154,650   $    1,687,084          194,458   $    2,136,766
Reinvestment of distributions                                 7,976           86,872           15,129          165,760
Shares reacquired                                           (49,492)        (539,873)        (221,629)      (2,429,793)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                         113,134   $    1,234,083          (12,042)  $     (127,267)
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
NEW YORK                                                  MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 673,847   $    7,563,917        1,027,449   $   11,714,924
Reinvestment of distributions                               274,685        3,082,811          533,770        6,083,437
Shares reacquired                                        (1,330,960)     (14,917,152)      (2,098,029)     (23,928,159)
----------------------------------------------------------------------------------------------------------------------
Decrease                                                   (382,428)  $   (4,270,424)        (536,810)  $   (6,129,798)
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 162,123   $    1,816,911          351,373   $    4,003,441
Reinvestment of distributions                                11,931          133,854           20,674          235,594
Shares reacquired                                          (110,462)      (1,237,646)        (171,253)      (1,953,288)
----------------------------------------------------------------------------------------------------------------------
Increase                                                     63,592   $      713,119          200,794   $    2,285,747
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
INSURED                                                   MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                 316,129   $    3,078,042          493,199   $    4,864,004
Reinvestment of distributions                                 9,495           92,538           16,319          161,254
Shares reacquired                                          (291,810)      (2,845,472)        (338,719)      (3,356,769)
----------------------------------------------------------------------------------------------------------------------
Increase                                                     33,814   $      325,108          170,799   $    1,668,489
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
INSURED                                                   MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                  25,043   $      243,750           70,689   $      696,503
Reinvestment of distributions                                   505            4,918              597            5,890
Shares reacquired                                           (26,512)        (258,790)         (23,434)        (231,254)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                            (964)  $      (10,122)          47,852   $      471,139
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                  45,662   $      444,811          123,369   $    1,212,497
Reinvestment of distributions                                 2,293           22,318            2,417           23,819
Shares reacquired                                           (73,238)        (713,370)         (71,966)        (706,769)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                         (25,283)  $     (246,241)          53,820   $      529,547
----------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                17.876   $          166               28   $          278
----------------------------------------------------------------------------------------------------------------------
Increase                                                     17.876   $          166               28   $          278
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
FLORIDA                                                   MARCH 31, 2006 (UNAUDITED)                SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares Sold                                                 699,403   $    3,317,450          980,633   $    4,723,476
Reinvestment of distributions                               165,188          782,978          328,051        1,579,023
Shares reacquired                                        (1,356,989)      (6,436,117)      (2,095,723)     (10,087,661)
----------------------------------------------------------------------------------------------------------------------
Decrease                                                   (492,398)  $   (2,335,689)        (787,039)  $   (3,785,162)
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Shares Sold                                                  63,029   $      298,813          361,986   $    1,748,125
Reinvestment of distributions                                 9,449           44,802           17,402           83,941
Shares reacquired                                           (91,074)        (432,339)        (167,552)        (808,899)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                         (18,596)  $      (88,724)         211,836   $    1,023,167
----------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                      PERIOD ENDED
HIGH YIELD                                                MARCH 31, 2006 (UNAUDITED)               SEPTEMBER 30, 2005*
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                              15,069,631   $  231,147,409       20,819,162   $  321,556,851
Reinvestment of distributions                               405,299        6,205,576          167,915        2,603,530
Shares reacquired                                        (3,202,953)     (49,023,270)        (684,475)     (10,614,735)
----------------------------------------------------------------------------------------------------------------------
Increase                                                 12,271,977   $  188,329,715       20,302,602   $  313,545,646
----------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                       -   $            -              667   $       10,000
Reinvestment of distributions                                17.901              264               26              401
----------------------------------------------------------------------------------------------------------------------
Increase                                                     17.901   $          264              693   $       10,401
----------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                               7,023,804   $  107,771,639        8,238,022   $  127,405,275
Reinvestment of distributions                               130,352        1,995,367           34,624          537,851
Shares reacquired                                          (539,906)      (8,279,876)        (141,730)      (2,193,897)
----------------------------------------------------------------------------------------------------------------------
Increase                                                  6,614,250   $  101,487,130        8,130,916   $  125,749,229
----------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                       -   $            -              667   $       10,000
Reinvestment of distributions                                18.456              283               26              405
----------------------------------------------------------------------------------------------------------------------
Increase                                                     18.456   $          283              693   $       10,405
----------------------------------------------------------------------------------------------------------------------

* For the period December 1, 2004 (commencement of investment operations) to September 30, 2005.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board of the Company, including all Directors who are not interested persons, and the Board of the Trust, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Boards had reviewed throughout the course of the year, each Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Boards also took into account familiarity with Lord Abbett gained through their previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committees during the year.

The materials received by the Boards as to each of their respective Funds included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and
(7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Boards considered the investment management services provided by Lord Abbett to each of their respective Funds, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Boards also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Boards noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Boards also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Boards reviewed the investment performance of each of their respective Funds as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures.

The Board of the Company observed that the National Tax-Free Fund's performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods, and in the second quintile for the three-, five-, and ten-year periods. The Board also observed that the performance was above that of the Lipper General Municipal Debt Index for the nine-month, one-year, five-year, and ten-year periods, and below that of the Index for the three-year period.

The Board of the Company observed that the performance of the Class A shares of the California Tax-Free Fund was in the second quintile of its performance universe for the nine-month, one-year, and five-year periods and in the third quintile for the three- and ten-year periods. The Board also observed that the performance was above that of the Lipper California Municipal Debt Funds Index for the nine-month, one-year, and five-year periods and below that of the Index for the three- and ten-year periods.

The Board of the Company observed that the performance of the Class A shares of the Connecticut Tax-Free Fund was in the first quintile of its performance universe in the nine-month, one-year, three-year, and five-year periods and in the second quintile for the ten-year period. The Board also observed that there was no Lipper index for the Connecticut municipal debt investment objective.

The Board of the Trust observed that the performance of the Class A shares of the Florida Tax-Free Fund was in the third quintile of its performance universe for the nine-month and one-year periods, in the fourth quintile for the three- and ten-year periods, and in the second quintile for the five-year period. The Board also observed that the performance was below that of the Lipper Florida Municipal Debt Funds Index for each period.

The Board of the Trust observed that the performance of the Class A shares of the Georgia Tax-Free Fund ranked in the first quintile of its performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that there was no Lipper index for the Georgia municipal debt investment objective.

The Board of the Company observed that the performance of the Class A shares of the Hawaii Tax-Free Fund was in the first quintile of its performance universe for the nine-month and one-year periods, in the fourth quintile in the three-year period, in the third quintile for the five-year period, and in the second quintile for the ten-year period. The Board also observed that there was no Lipper index for the Hawaii municipal debt investment objective.

The Board of the Trust observed that the performance of the Class A shares of the Michigan Tax-Free Fund was in the second quintile of its performance universe in the nine-month, one-year, and three-year periods, and in the first quintile in the five- and ten-year periods. The Board also observed that the performance was above that of the Lipper Michigan Municipal Debt Funds Index in each period.

The Board of the Company observed that the performance of the Class A shares of the Minnesota Tax-Free Fund was in the second quintile of its performance universe for the nine-month period, and in the first quintile for the one-, three-, five-, and 10-year periods. The Board also observed that the performance was above that of the Lipper Minnesota Municipal Debt Funds Index for each period.

The Board of the Company observed that the performance of the Class A shares of the Missouri Tax-Free Fund was in the second quintile for the nine-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that there was no Lipper index for the Missouri municipal debt investment objective.

The Board of the Company observed that the performance of the Class A shares of the New Jersey Tax-Free Fund was in the second quintile of its performance universe for the nine-month, one-year, and ten-year periods and in the third quintile for the three- and five-year periods. The Board also observed that the performance of the Fund was above that of the Lipper New Jersey Municipal Debt Funds index for the nine-month, one-year, and ten-year periods and below that of the Index for the three- and five-year periods.

The Board of the Company observed that the performance of the Class A shares of the New York Tax-Free Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods and in the second quintile for the five- and ten-year periods. The Board also observed that the performance was below that of the Lipper New York Municipal Debt Funds Index for the nine-month, one-year, and three-year periods and above that of the Index for the five- and ten-year periods.

The Board of the Company observed that the performance of the Class A shares of the Pennsylvania Tax-Free Fund was in the second quintile of its performance universe for the nine-month, one-year, and three-year periods and in the first quintile for the five and ten-year periods. The Board also observed that the performance was below that of the Lipper Pennsylvania Municipal Debt Funds Index for the nine-month, one-year, and three-year periods and above that of the Index for the five- and ten-year periods.

The Board of the Company observed that there were only a small number of mutual funds with an investment objective of investing in Texas municipal debt and no Lipper index for such an investment objective. Accordingly, it was difficult to draw conclusions regarding the relative performance of the Texas Tax-Free Fund.

The Board of the Company observed that the performance of the Class A shares of the Washington Tax-Free Fund was in the first quintile of its performance universe for the nine-month, one-year, five-year and ten-year periods and in the second quintile for the three-year period. The Board also observed that there was no Lipper index for a Washington State municipal debt investment objective.

The Board of the Trust noted that the Insured Intermediate Tax-Free Fund had commenced investment operations on June 30, 2003 and thus it was difficult to draw definitive conclusions regarding its relative investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month and one-year periods and for the period since inception. The Board also observed that the performance was below that of the Lipper Insured Municipal Funds Index for each period.

The Board of the Trust noted that the High Yield Municipal Bond Fund had commenced investment operations in December 2004 and thus it was not possible to draw definitive conclusions regarding its relative investment performance. The Board observed that the investment performance of the Class A shares of the Fund were in the first quintile of its performance universe and above that of the Lipper High Yield Municipal Debt Fund Index for the nine-month period.

LORD ABBETT'S PERSONNEL AND METHODS. As to each of their respective Funds, the Boards considered the qualifications of the personnel providing investment management services to the Funds, in light of their investment objectives and disciplines. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Boards also discussed recent changes made by Lord Abbett with regard to the senior management personnel working on municipal securities investments, and in particular the decision to put the municipal securities investment personnel under the supervision of Robert Gerber, Lord Abbett's Director of Taxable Income Management, and the decision to put Peter Scott Smith in charge of the day-to-day management of the Funds. The Boards determined that Lord Abbett had the expertise and resources to manage the Funds effectively.

NATURE AND QUALITY OF OTHER SERVICES. As to each of their respective Funds, the Boards considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Funds' transfer agent and custodian.

EXPENSES. As to each of their respective Funds, the Boards considered the expense ratio of the Funds and the expense ratios of peer groups. The Boards also considered the amount and nature of the fees paid by shareholders.

As to the National Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented a total expense cap that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratios of Classes B and C to not more than 1.60%. The Board observed that the contractual and actual management and administrative services fees were approximately three basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately three basis points above the median of the peer group, and that the total expense ratios of Classes B and C were approximately five basis points below the median of the peer group.

As to the California Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap limiting the total expense ratio of Class A to not more than 0.95% and total expense ratio of Class C to not more than 1.60%. The Board observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately six basis points above the median of the peer group and that the total expense ratio of Class C was less than one basis point below the median of the peer group.

As to the Connecticut Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual and actual management and administrative services fees were approximately eight basis points below the median of the peer group. The Board observed that the actual total expense ratio of the Fund was approximately eleven basis points below the median of the peer group.

As to the Florida Tax-Free Fund, the Board of the Trust observed that Lord Abbett had implemented an expense cap that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class C to not more than 1.60%. The Board observed that the contractual management and administrative services fees were approximately one basis point below the median of the peer group. The Board also observed that the actual management and administrative services fees were approximately eleven basis points above the median of the peer group. The Board also observed that the actual total expense ratio of Class A was approximately ten basis points below the median of the peer group and that the actual total expense ratio of Class C was approximately four basis points below the median of the peer group.

As to the Georgia Tax-Free Fund, the Board of the Trust observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board also observed that the actual total expense ratio was approximately seventeen basis points below the median of the peer group.

As to the Hawaii Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual and actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board also observed that the actual total expense ratio of the Fund was approximately one basis point below the median of the peer group.

As to the Michigan Tax-Free Fund, the Board of the Trust observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the actual total expense ratio of the Fund was approximately twenty basis points below the median of the peer group.

As to the Minnesota Tax-Free Fund, the Board of the Company observed that the contractual and actual management and administrative services were approximately two basis points above the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately twenty-one basis points below the median of the peer group.

As to the Missouri Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual management and administrative services fees were approximately ten basis points above the median of the peer group and that the actual management and administrative services fees were approximately seven basis points below the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately sixteen basis points below the median of the peer group.

As to the New Jersey Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual and actual management and administrative services were approximately one basis point below the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately three basis points above the median of the peer group.

As to the New York Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class C to not more than 1.60%. The Board observed that the contractual and actual and administrative services fees were approximately three basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately six basis points below the median of the peer group and that the total expense ratio of Class C was approximately the same as the median of the peer group.

As to the Pennsylvania Tax-Free Fund, the Board of the Trust observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board also observed that the actual total expense ratio of the Fund was approximately five basis points below the median of the peer group.

As to the Texas Tax-Free Income Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual management and administrative services fees were approximately three basis points above the median of the peer group and that the actual management and administrative services fees were approximately three basis points above the median of the peer group. The Board also observed that the total expense ratio was approximately three basis points below the median of the peer group.

As to the Washington Tax-Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense cap that limited the total expense ratio to not more than 0.95%. The Board observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board also observed that the total expense ratio was approximately sixteen basis points below the median of the peer group.

As to the Insured Intermediate Tax-Free Fund, the Board of the Trust observed that the contractual management and administrative services fees were approximately six basis points below the median of the peer group. The Board observed that the Fund benefited from a reimbursement of its entire management fee and nonmanagement expenses, so that its only expenses were 12b-1 fees. The Board observed that the total expense ratio of Class A was approximately seventy basis points below the median of the peer group, the total expense ratio of Classes B and C were fifty-nine basis points below the median of the peer group, and the total expense ratio of Class P was fourteen basis points below the median of the peer group.

As to the High Yield Municipal Bond Fund, the Board of the Trust observed that the contractual management and administrative services fees were approximately three basis points above the median of the peer group. The Board observed that the Fund benefited from a reimbursement of all of its expenses. The Board observed that the total expense ratio of Class A was approximately ninety-one basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately one-hundred sixty-seven basis points below the median of the peer group, and the total expense ratio of Class P was approximately seventy-two basis points below the median of the peer group.

PROFITABILITY. As to each of their respective Funds, the Boards considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of the Funds. The Boards concluded that the allocation methodology had a reasonable basis and was appropriate. The Boards considered the profits realized by Lord Abbett in connection with the operation of the Funds and whether the amount of profit was fair for the management of the Funds. The Boards also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Funds' business. The Boards considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Boards recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Funds. The Boards noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Funds was not excessive.

ECONOMIES OF SCALE. As to each of their respective Funds, the Boards considered whether there had been any economies of scale in managing the Funds, whether the Funds had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Boards concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Funds.

OTHER BENEFITS TO LORD ABBETT. As to each of their respective Funds, the Boards considered the character and amount of fees paid by the Funds and the Funds' shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Boards also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Boards observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Funds. The Boards also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

ALTERNATIVE ARRANGEMENTS. As to each of their respective Funds, the Boards considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Funds, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Boards did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements were in the best interests of each of the Funds and their shareholders and voted unanimously to approve the continuation of the management agreements.

HOUSEHOLDING

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted the Funds' proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company and Trust are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request, on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

                                                   Lord Abbett Municipal Income Fund Inc.
                                                         Lord Abbett National Tax-Free Income Fund
                                                         Lord Abbett California Tax-Free Income Fund
                                                         Lord Abbett Connecticut Tax-Free Income Fund
                                                         Lord Abbett Hawaii Tax-Free Income Fund
                                                         Lord Abbett Minnesota Tax-Free Income Fund
                                                         Lord Abbett Missouri Tax-Free Income Fund
                                                         Lord Abbett New Jersey Tax-Free Income Fund
                                                         Lord Abbett New York Tax-Free Income Fund
                                                         Lord Abbett Texas Tax-Free Income Fund
                                                         Lord Abbett Washington Tax-Free Income Fund
                                                   Lord Abbett Municipal Income Trust
    This report, when not used for the general           Lord Abbett Insured Intermediate Tax-Free Fund
  information of shareholders of the Fund, is to         Florida Series
  be distributed only if preceded or accompanied         Georgia Series
          by a current fund prospectus.                  High Yield Municipal Bond Fund
                                                         Michigan Series
Lord Abbett mutual fund shares are distributed by        Pennsylvania Series                             LATFI-3-306
          LORD ABBETT DISTRIBUTOR LLC.                                                                        (5/06)

ITEM 2:   CODE OF ETHICS.
          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not applicable.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST


                                   /s/ Robert S. Dow
                                   -----------------
                                   Robert S. Dow

                                   Chief Executive Officer,

                                   Chairman and President


                                   /s/ Joan A. Binstock
                                   --------------------

                                   Joan A. Binstock

                                   Chief Financial Officer and Vice President


Date: May 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                   LORD ABBETT MUNICIPAL INCOME TRUST


                                   /s/ Robert S. Dow
                                   -----------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/ Joan A. Binstock
                                   --------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: May 24, 2006